Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Dec. 31, 2009	Feb. 19, 2010	Jun. 30, 2009
Document and Entity Information [Abstract]
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Document Type	8-K
Document Period End Date	2010-09-14
Amendment Flag	false
Document Fiscal Year Focus	2009
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 5.9
Entity Common Stock, Shares Outstanding		281,884,878

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Investment in real estate
Land	$ 3,650,324	$ 3,671,299
Depreciable property	13,893,521	13,908,594
Projects under development	668,979	855,473
Land held for development	252,320	254,873
Investment in real estate	18,465,144	18,690,239
Accumulated depreciation	(3,877,564)	(3,561,300)
Investment in real estate, net	14,587,580	15,128,939
Cash and cash equivalents	193,288	890,794
Investments in unconsolidated entities	6,995	5,795
Deposits - restricted	352,008	152,732
Escrow deposits - mortgage	17,292	19,729
Deferred financing costs, net	46,396	53,817
Other assets	213,956	283,304
Total assets	15,417,515	16,535,110
Liabilities:
Mortgage notes payable	4,783,446	5,036,930
Notes, net	4,609,124	5,447,012
Lines of credit	0	0
Accounts payable and accrued expenses	58,537	108,463
Accrued interest payable	101,849	113,846
Other liabilities	272,236	289,562
Security deposits	59,264	64,355
Distributions payable	100,266	141,843
Total liabilities	9,984,722	11,202,011
Commitments and contingencies
Redeemable Noncontrolling Interests - Operating Partnership	258,280	264,394
Shareholders' equity:
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized; 1,950,925 shares issued and outstanding as of December 31, 2009 and 1,951,475 shares issued and outstanding as of December 31, 2008	208,773	208,786
Common Shares of beneficial interest, $0.01 par value; 1,000,000,000 shares authorized; 279,959,048 shares issued and outstanding as of December 31, 2009 and 272,786,760 shares issued and outstanding as of December 31, 2008	2,800	2,728
Paid in capital	4,477,426	4,273,489
Retained earnings	353,659	456,152
Accumulated other comprehensive income (loss)	4,681	(35,799)
Total shareholders' equity	5,047,339	4,905,356
Noncontrolling Interests:
Operating Partnership	116,120	137,645
Preference Interests and Units	0	184
Partially Owned Properties	11,054	25,520
Total Noncontrolling Interests	127,174	163,349
Total equity	5,174,513	5,068,705
Total liabilities and equity	$ 15,417,515	$ 16,535,110

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2009	Dec. 31, 2008
Shareholders' equity:
Preferred Shares of beneficial interest, par value	$ 0.01	$ 0.01
Preferred Shares of beneficial interest, shares authorized	100,000,000	100,000,000
Preferred Shares of beneficial interest, shares issued	1,950,925	1,951,475
Preferred Shares of beneficial interest, shares outstanding	1,950,925	1,951,475
Common Shares of beneficial interest, par value	$ 0.01	$ 0.01
Common Shares of beneficial interest, shares authorized	1,000,000,000	1,000,000,000
Common Shares of beneficial interest, shares issued	279,959,048	272,786,760
Common Shares of beneficial interest, shares outstanding	279,959,048	272,786,760

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
REVENUES
Rental income	$ 1,910,701	$ 1,941,868	$ 1,792,629
Fee and asset management	10,346	10,715	9,183
Total revenues	1,921,047	1,952,583	1,801,812
EXPENSES
Property and maintenance	480,840	501,824	466,835
Real estate taxes and insurance	213,211	201,505	179,827
Property management	71,938	77,063	87,476
Fee and asset management	7,519	7,981	8,412
Depreciation	576,156	553,352	525,234
General and administrative	38,994	44,951	46,767
Impairment	11,124	116,418
Total expenses	1,399,782	1,503,094	1,314,551
Operating income	521,265	449,489	487,261
Interest and other income	16,684	33,515	20,037
Other expenses	(6,487)	(5,760)	(1,827)
Interest:
Expense incurred, net	(503,542)	(489,349)	(489,054)
Amortization of deferred financing costs	(12,794)	(9,681)	(10,073)
Income (loss) before income and other taxes, (loss) income from investments in unconsolidated entities, net gain on sales of unconsolidated entities and land parcels and discontinued operations	15,126	(21,786)	6,344
Income and other tax (expense) benefit	(2,808)	(5,284)	(2,518)
(Loss) income from investments in unconsolidated entities	(2,815)	(107)	332
Net gain on sales of unconsolidated entities	10,689	2,876	2,629
Net gain on sales of land parcels		2,976	6,360
Income (loss) from continuing operations	20,192	(21,325)	13,147
Discontinued operations, net	361,837	457,738	1,034,209
Net income	382,029	436,413	1,047,356
Net (income) loss attributable to Noncontrolling Interests:
Operating Partnership	(20,305)	(26,126)	(64,527)
Preference Interests and Units	(9)	(15)	(441)
Partially Owned Properties	558	(2,650)	(2,200)
Net income attributable to controlling interests	362,273	407,622	980,188
Preferred distributions	(14,479)	(14,507)	(22,792)
Premium on redemption of Preferred Shares			(6,154)
Net income available to Common Shares	$ 347,794	$ 393,115	$ 951,242
Earnings per share - basic:
Income (loss) from continuing operations available to Common Shares	$ 0.02	$ (0.13)	$ (0.06)
Net income available to Common Shares	$ 1.27	$ 1.46	$ 3.4
Weighted average Common Shares outstanding	273,609	270,012	279,406
Earnings per share - diluted:
Income (loss) from continuing operations available to Common Shares	$ 0.02	$ (0.13)	$ (0.06)
Net income available to Common Shares	$ 1.27	$ 1.46	$ 3.4
Weighted average Common Shares outstanding	290,105	270,012	279,406
Distributions declared per Common Share outstanding	$ 1.64	$ 1.93	$ 1.87

Consolidated Statements of Other Comprehensive Income (USD $) In Thousands	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Comprehensive income:
Net income	$ 382,029	$ 436,413	$ 1,047,356
Other comprehensive income (loss) - derivative instruments:
Unrealized holding gains (losses) arising during the year	37,676	(23,815)	(3,853)
Losses reclassified into earnings from other comprehensive income	3,724	2,696	1,954
Other	449
Other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year	3,574	1,202	27
(Gains) realized during the year	(4,943)
Comprehensive income	422,509	416,496	1,045,484
Comprehensive (income) attributable to Noncontrolling Interests	(19,756)	(28,791)	(67,168)
Comprehensive income attributable to controlling interests	$ 402,753	$ 387,705	$ 978,316

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 382,029	$ 436,413	$ 1,047,356
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	600,375	602,908	616,414
Amortization of deferred financing costs	13,127	9,701	11,849
Amortization of discounts on investment securities	(1,661)	(365)
Amortization of discounts and premiums on debt	5,857	9,730	5,082
Amortization of deferred settlements on derivative instruments	2,228	1,317	575
Impairment	11,124	116,418
Write-off of pursuit costs	4,838	5,535	1,726
Transaction costs	1,650	225	104
Loss (income) from investments in unconsolidated entities	2,815	107	(332)
Distributions from unconsolidated entities - return on capital	153	116	102
Net (gain) on sales of investment securities	(4,943)
Net (gain) on sales of unconsolidated entities	(10,689)	(2,876)	(2,629)
Net (gain) on sales of land parcels		(2,976)	(6,360)
Net (gain) on sales of discontinued operations	(335,299)	(392,857)	(933,013)
Loss (gain) on debt extinguishments	17,525	(18,656)	3,339
Unrealized (gain) loss on derivative instruments	(3)	500	(1)
Compensation paid with Company Common Shares	17,843	22,311	21,631
Other operating activities, net			(19)
Changes in assets and liabilities:
Decrease (increase) in deposits - restricted	3,117	(1,903)	2,927
Decrease (increase) in other assets	11,768	(1,488)	(4,873)
(Decrease) in accounts payable and accrued expenses	(34,524)	(821)	(9,760)
(Decrease) increase in accrued interest payable	(11,997)	(10,871)	33,545
Increase (decrease) in other liabilities	2,220	(19,412)	1,482
(Decrease) increase in security deposits	(5,091)	2,196	4,087
Net cash provided by operating activities	672,462	755,252	793,232
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(175,531)	(388,083)	(1,680,074)
Investment in real estate - development/other	(330,623)	(521,546)	(480,184)
Improvements to real estate	(123,937)	(169,838)	(252,675)
Additions to non-real estate property	(2,028)	(2,327)	(7,696)
Interest capitalized for real estate under development	(34,859)	(60,072)	(45,107)
Proceeds from disposition of real estate, net	887,055	887,576	2,012,939
Investments in unconsolidated entities			(191)
Distributions from unconsolidated entities - return of capital	6,521	3,034	122
Purchase of investment securities	(77,822)	(158,367)
Proceeds from sale of investment securities	215,753
Transaction costs	(1,650)	(225)	(104)
(Increase) decrease in deposits on real estate acquisitions, net	(250,257)	65,395	245,667
Decrease in mortgage deposits	2,437	445	5,354
Acquisition of Noncontrolling Interests - Partially Owned Properties	(11,480)	(20)
Other investing activities, net			1,200
Net cash provided by (used for) investing activities	103,579	(344,028)	(200,749)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(9,291)	(9,233)	(26,257)
Mortgage notes payable:
Proceeds	738,798	1,841,453	827,831
Restricted cash	46,664	37,262	(113,318)
Lump sum payoffs	(939,022)	(411,391)	(523,299)
Scheduled principal repayments	(17,763)	(24,034)	(24,732)
Gain (loss) on debt extinguishments	2,400	(81)	(3,339)
Notes, net:
Proceeds			1,493,030
Lump sum payoffs	(850,115)	(304,043)	(150,000)
Scheduled principal repayments			(4,286)
(Loss) gain on debt extinguishments	(19,925)	18,737
Lines of credit:
Proceeds		841,000	17,536,000
Repayments		(980,000)	(17,857,000)
Proceeds from (payments on) settlement of derivative instruments	11,253	(26,781)	2,370
Proceeds from sale of Common Shares	86,184
Proceeds from Employee Share Purchase Plan (ESPP)	5,292	6,170	7,165
Proceeds from exercise of options	9,136	24,634	28,760
Common Shares repurchased and retired	(1,124)	(12,548)	(1,221,680)
Redemption of Preferred Shares			(175,000)
Premium on redemption of Preferred Shares			(24)
Payment of offering costs	(2,536)	(102)	(175)
Other financing activities, net	(16)	(16)	(14)
Contributions - Noncontrolling Interests - Partially Owned Properties	893	2,083	10,267
Contributions - Noncontrolling Interests - Operating Partnership	78
Distributions:
Common Shares	(488,604)	(522,195)	(526,281)
Preferred Shares	(14,479)	(14,521)	(27,008)
Preference Interests and Units	(12)	(15)	(453)
Noncontrolling Interests - Operating Partnership	(28,935)	(34,584)	(35,543)
Noncontrolling Interests - Partially Owned Properties	(2,423)	(3,056)	(18,943)
Net cash (used for) provided by financing activities	(1,473,547)	428,739	(801,929)
Net (decrease) increase in cash and cash equivalents	(697,506)	839,963	(209,446)
Cash and cash equivalents, beginning of year	890,794	50,831	260,277
Cash and cash equivalents, end of year	193,288	890,794	50,831
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	508,847	491,803	457,700
Net cash paid (received) for income and other taxes	3,968	(1,252)	(1,587)
Real estate acquisitions/dispositions/other:
Mortgage loans assumed		24,946	226,196
Valuation of OP Units issued	1,034	849
Mortgage loans (assumed) by purchaser	(17,313)		(76,744)
Amortization of deferred financing costs:
Investment in real estate, net	(3,585)	(1,986)	(1,521)
Deferred financing costs, net	16,712	11,687	13,370
Amortization of discounts and premiums on debt:
Investment in real estate, net	(3)	(6)
Mortgage notes payable	(6,097)	(6,287)	(6,252)
Notes, net	11,957	16,023	11,334
Amortization of deferred settlements on derivative instruments:
Other liabilities	(1,496)	(1,379)	(1,379)
Accumulated other comprehensive income (loss)	3,724	2,696	1,954
Unrealized (gain) loss on derivative instruments:
Other assets	(33,261)	(6,680)	(2,347)
Mortgage notes payable	(1,887)	6,272	7,492
Notes, net	719	1,846	4,323
Other liabilities	(3,250)	22,877	(5,616)
Accumulated other comprehensive income (loss)	37,676	(23,815)	(3,853)
Proceeds from (payments on) settlement of derivative instruments:
Other assets	11,253	(98)	2,375
Other liabilities		$ (26,683)	$ (5)

Consolidated Statements of Changes in Equity (USD $) In Thousands	PREFERRED SHARES	COMMON SHARES, $0.01 PAR VALUE	PAID IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	OPERATING PARTNERSHIP	PREFERENCE INTERESTS AND UNITS	PARTIALLY OWNED PROPERTIES	Total
Beginning Balance at Dec. 31, 2006	$ 386,574	$ 2,936	$ 5,070,593	$ 156,143	$ (14,010)	$ 186,285	$ 11,684	$ 26,814
Redemption Of 8.60 Percent Series D Cumulative Redeemable Value	(175,000)
Conversion of 7.00% Series E Cumulative Convertible	(1,818)
Conversion Of 7.00% Series H Cumulative Convertible Value	(94)
Conversion Of 7.625% Series J Preference Interests Value							(11,500)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares		1	1,911
Conversion of Preference Interests into Common Shares		3	11,497
Conversion of OP Units into Common Shares		15	32,430
Exercise of share options		10	28,750
Employee Share Purchase Plan (ESPP)		2	7,163
Share-based employee compensation expense:
Restricted/performance shares		4
Performance shares			1,278
Restricted shares			15,226
Share options			5,345
ESPP discount			1,701
Common Shares repurchased and retired		(275)	(1,226,045)
Offering costs			(175)
Premium on redemption of Preferred Shares - original issuance costs			6,130	(6,130)
Supplemental Executive Retirement Plan (SERP)			(6,709)
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership			146,284
Adjustment for Noncontrolling Interests ownership in Operating Partnership			38,830			(38,830)
Net (loss) income attributable to Noncontrolling Interests				980,188		64,527		2,200	1,047,356
Common Share distributions				(520,700)
Preferred Share distributions				(22,792)
Premium on redemption of Preferred Shares - cash charge				(24)
Other comprehensive income (loss) - derivative instruments:
Unrealized holding gains (losses) arising during the year					(3,853)				(3,853)
Losses reclassified into earnings from other comprehensive income					1,954				(1,954)
Other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year					27				27
Conversion of Operating Partnership Units held by Noncontrolling Interest into OP Units held by General Partner						(32,445)
Contributions by Noncontrolling Interests								10,267
Distributions to Noncontrolling Interests						(35,213)		(18,957)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership						17,861
Other								5,912
Ending Balance at Dec. 31, 2007	209,662	2,696	4,134,209	586,685	(15,882)	162,185	184	26,236
Conversion of 7.00% Series E Cumulative Convertible	(828)
Conversion Of 7.00% Series H Cumulative Convertible Value	(48)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares			876
Conversion of OP Units into Common Shares		17	49,884
Exercise of share options		10	24,624
Employee Share Purchase Plan (ESPP)		2	6,168
Share-based employee compensation expense:
Restricted/performance shares		5
Performance shares			(8)
Restricted shares			17,273
Share options			5,846
ESPP discount			1,289
Common Shares repurchased and retired		(2)	(7,906)
Offering costs			(102)
Supplemental Executive Retirement Plan (SERP)			(7,304)
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership			65,524
Adjustment for Noncontrolling Interests ownership in Operating Partnership			(16,884)			16,884
Net (loss) income attributable to Noncontrolling Interests				407,622		26,126		2,650	436,413
Common Share distributions				(523,648)
Preferred Share distributions				(14,507)
Other comprehensive income (loss) - derivative instruments:
Unrealized holding gains (losses) arising during the year					(23,815)				(23,815)
Losses reclassified into earnings from other comprehensive income					2,696				(2,696)
Other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year					1,202				1,202
Issuance of OP Units to Noncontrolling Interests						849
Conversion of Operating Partnership Units held by Noncontrolling Interest into OP Units held by General Partner						(49,901)
Contributions by Noncontrolling Interests								2,083
Distributions to Noncontrolling Interests						(33,745)		(3,072)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership						15,247
Other								(500)
Acquisition of additional ownership interest by Operating Partnership								(1,877)
Ending Balance at Dec. 31, 2008	208,786	2,728	4,273,489	456,152	(35,799)	137,645	184	25,520	5,068,705
Conversion of 7.00% Series E Cumulative Convertible	(13)
Conversion of Series B Junior Preference Units							(184)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares			13
Conversion of OP Units into Common Shares		27	48,776
Issuance of Common Shares		35	123,699
Exercise of share options		4	9,132
Employee Share Purchase Plan (ESPP)		3	5,289
Share-based employee compensation expense:
Restricted/performance shares		3
Performance shares			179
Restricted shares			11,129
Share options			5,996
ESPP discount			1,303
Common Shares repurchased and retired			(1,124)
Offering costs			(2,536)
Supplemental Executive Retirement Plan (SERP)			27,809
Acquisition of Noncontrolling Interests - Partially Owned Properties			(1,496)
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership			(14,544)
Adjustment for Noncontrolling Interests ownership in Operating Partnership			(9,688)			9,688
Net (loss) income attributable to Noncontrolling Interests				362,273		20,305		(558)	382,029
Common Share distributions				(450,287)
Preferred Share distributions				(14,479)
Other comprehensive income (loss) - derivative instruments:
Unrealized holding gains (losses) arising during the year					37,676				37,676
Losses reclassified into earnings from other comprehensive income					3,724				(3,724)
Other					449				449
Other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year					3,574				3,574
(Gains) realized during the year					(4,943)				(4,943)
Issuance of OP Units to Noncontrolling Interests						1,034
Issuance of LTIP Units to Noncontrolling Interests						78
Conversion of Operating Partnership Units held by Noncontrolling Interest into OP Units held by General Partner						(48,803)
Equity compensation associated with Noncontrolling Interests						1,194
Contributions by Noncontrolling Interests								893
Distributions to Noncontrolling Interests						(25,679)		(2,439)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership						20,658
Other								(657)
Acquisition of additional ownership interest by Operating Partnership								(11,705)
Ending Balance at Dec. 31, 2009	$ 208,773	$ 2,800	$ 4,477,426	$ 353,659	$ 4,681	$ 116,120	$ 0	$ 11,054	$ 5,174,513

Business	12 Months Ended
Dec. 31, 2009
Business [Abstract]
Business
1. Business
     Equity Residential (“EQR”), a Maryland real estate investment trust (“REIT”) formed in March 1993, is an S&P 500 company focused on the acquisition, development and management of high quality apartment properties in top United States growth markets. EQR has elected to be taxed as a REIT.
     EQR is the general partner of, and as of December 31, 2009 owned an approximate 95.2% ownership interest in, ERP Operating Limited Partnership, an Illinois limited partnership (the “Operating Partnership”). The Company is structured as an umbrella partnership REIT (“UPREIT”) under which all property ownership and related business operations are conducted through the Operating Partnership and its subsidiaries. References to the “Company” include EQR, the Operating Partnership and those entities owned or controlled by the Operating Partnership and/or EQR.
     As of December 31, 2009, the Company, directly or indirectly through investments in title holding entities, owned all or a portion of 495 properties in 23 states and the District of Columbia consisting of 137,007 units. The ownership breakdown includes (table does not include various uncompleted development properties):

	Properties	Units
Wholly Owned Properties	432	118,796
Partially Owned Properties:
Consolidated	27	5,530
Unconsolidated	34	8,086
Military Housing	2	4,595

	495	137,007
     The “Wholly Owned Properties” are accounted for under the consolidation method of accounting. The Company beneficially owns 100% fee simple title to 429 of the 432 Wholly Owned Properties and all but one of its wholly owned development properties and land parcels. The Company owns the building and improvements and leases the land underlying the improvements under long-term ground leases that expire in 2026, 2077 and 2101 for the three operating properties, respectively, and 2104 for one land parcel. These properties are consolidated and reflected as real estate assets while the ground leases are accounted for as operating leases.
     The “Partially Owned Properties — Consolidated” are controlled by the Company but have partners with noncontrolling interests and are accounted for under the consolidation method of accounting. The “Partially Owned Properties — Unconsolidated” are partially owned but not controlled by the Company and consist of investments in partnership interests that are accounted for under the equity method of accounting. The “Military Housing” properties consist of investments in limited liability companies that, as a result of the terms of the operating agreements, are accounted for as management contract rights with all fees recognized as fee and asset management revenue.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2009
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
     Due to the Company’s ability as general partner to control either through ownership or by contract the Operating Partnership and its subsidiaries, other than entities that own controlling interests in the Partially Owned Properties — Unconsolidated and certain other entities in which the Company has investments, the Operating Partnership and each such subsidiary has been consolidated with the Company for financial reporting purposes. The consolidated financial statements also include all variable interest entities for which the Company is the primary beneficiary.
Real Estate Assets and Depreciation of Investment in Real Estate
     Effective for business combinations on or after January 1, 2009, an acquiring entity is required to recognize all assets acquired and liabilities assumed in a transaction at the acquisition-date fair value with limited exceptions. In addition, an acquiring entity is required to expense acquisition-related costs as incurred (amounts are included in the other expenses line item in the consolidated statements of operations), value noncontrolling interests at fair value at the acquisition date and expense restructuring costs associated with an acquired business. Due to the Company’s limited acquisition activities in 2009, this has not had a material effect on the Company’s consolidated results of operations or financial position. Should the Company increase its acquisition activities, the effect could become material.
     The Company allocates the purchase price of properties to net tangible and identified intangible assets acquired based on their fair values. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property, our own analysis of recently acquired and existing comparable properties in our portfolio and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. The Company allocates the purchase price of acquired real estate to various components as follows:
▪	Land — Based on actual purchase price if acquired separately or market research/comparables if acquired with an operating property.

▪	Furniture, Fixtures and Equipment — Ranges between $8,000 and $13,000 per apartment unit acquired as an estimate of the fair value of the appliances and fixtures inside a unit. The per-unit amount applied depends on the type of apartment building acquired. Depreciation is calculated on the straight-line method over an estimated useful life of five years.

▪	In-Place Leases — The Company considers the value of acquired in-place leases and the amortization period is the average remaining term of each respective in-place acquired lease.

▪	Other Intangible Assets — The Company considers whether it has acquired other intangible assets, including any customer relationship intangibles and the amortization period is the estimated useful life of the acquired intangible asset.

▪	Building — Based on the fair value determined on an “as-if vacant” basis. Depreciation is calculated on the straight-line method over an estimated useful life of thirty years.
     Replacements inside a unit such as appliances and carpeting are depreciated over a five-year estimated useful life. Expenditures for ordinary maintenance and repairs are expensed to operations as incurred and significant renovations and improvements that improve and/or extend the useful life of the asset are capitalized over their estimated useful life, generally five to ten years. Initial direct leasing costs are expensed as incurred as such expense approximates the deferral and amortization of initial direct leasing costs over the lease terms. Property sales or dispositions are recorded when title transfers to unrelated third parties, contingencies have been removed and sufficient cash consideration has been received by the Company. Upon disposition, the related costs and accumulated depreciation are removed from the respective accounts. Any gain or loss on sale is recognized in accordance with accounting principles generally accepted in the United States.
     The Company classifies real estate assets as real estate held for disposition when it is certain a property will be disposed of (see further discussion below).
     The Company classifies properties under development and/or expansion and properties in the lease-up phase (including land) as construction-in-progress until construction has been completed and all certificates of occupancy permits have been obtained.
Impairment of Long-Lived Assets
     The Company periodically evaluates its long-lived assets, including its investments in real estate, for indicators of permanent impairment. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions and legal and environmental concerns, as well as the Company’s ability to hold and its intent with regard to each asset. Future events could occur which would cause the Company to conclude that impairment indicators exist and an impairment loss is warranted.
     For long-lived assets to be held and used, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, the Company further analyzes each individual asset for other temporary or permanent indicators of impairment. An impairment loss would be recorded for the difference between the estimated fair value and the carrying amount of the asset if the Company deems this difference to be permanent.
     For long-lived assets to be disposed of, an impairment loss is recognized when the estimated fair value of the asset, less the estimated cost to sell, is less than the carrying amount of the asset measured at the time that the Company has determined it will sell the asset. Long-lived assets held for disposition and the related liabilities are separately reported, with the long-lived assets reported at the lower of their carrying amounts or their estimated fair values, less their costs to sell, and are not depreciated after reclassification to real estate held for disposition.
Cost Capitalization
     See the Real Estate Assets and Depreciation of Investment in Real Estate section for a discussion of the Company’s policy with respect to capitalization vs. expensing of fixed asset/repair and maintenance costs. In addition, the Company capitalizes the payroll and associated costs of employees directly responsible for and who spend all of their time on the supervision of major capital and/or renovation projects. These costs are reflected on the balance sheet as an increase to depreciable property.
     For all development projects, the Company uses its professional judgment in determining whether such costs meet the criteria for capitalization or must be expensed as incurred. The Company capitalizes interest, real estate taxes and insurance and payroll and associated costs for those individuals directly responsible for and who spend all of their time on development activities, with capitalization ceasing no later than 90 days following issuance of the certificate of occupancy. These costs are reflected on the balance sheet as construction-in-progress for each specific property. The Company expenses as incurred all payroll costs of on-site employees working directly at our properties, except as noted above on our development properties prior to certificate of occupancy issuance and on specific major renovations at selected properties when additional incremental employees are hired.
Cash and Cash Equivalents
     The Company considers all demand deposits, money market accounts and investments in certificates of deposit and repurchase agreements purchased with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash and cash equivalents at financial institutions. The combined account balances at one or more institutions typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.
Investment Securities
     Investment securities are included in other assets in the consolidated balance sheets. These securities are classified as held-to-maturity and carried at amortized cost if management has the positive intent and ability to hold the securities to maturity. Otherwise, the securities are classified as available-for-sale and carried at estimated fair value with unrealized gains and losses included in accumulated other comprehensive income (loss), a separate component of shareholders’ equity.
Deferred Financing Costs
     Deferred financing costs include fees and costs incurred to obtain the Company’s lines of credit and long-term financings. These costs are amortized over the terms of the related debt. Unamortized financing costs are written off when debt is retired before the maturity date. The accumulated amortization of such deferred financing costs was  $34.6 million and  $31.4 million at December 31, 2009 and 2008, respectively.
Fair Value of Financial Instruments, Including Derivative Instruments
     The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.
     In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to limit these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments.
     The Company has a policy of only entering into contracts with major financial institutions based upon their credit ratings and other factors. When viewed in conjunction with the underlying and offsetting exposure that the derivatives are designed to hedge, the Company has not sustained a material loss from these instruments nor does it anticipate any material adverse effect on its net income or financial position in the future from the use of derivatives.
     The Company recognizes all derivatives as either assets or liabilities in the statement of financial position and measures those instruments at fair value. In addition, fair value adjustments will affect either shareholders’ equity or net income depending on whether the derivative instruments qualify as a hedge for accounting purposes and, if so, the nature of the hedging activity. When the terms of an underlying transaction are modified, or when the underlying transaction is terminated or completed, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures. Any derivative instrument used for risk management that does not meet the hedging criteria is marked-to-market each period. The Company does not use derivatives for trading or speculative purposes.
Revenue Recognition
     Rental income attributable to residential leases is recorded on a straight-line basis, which is not materially different than if it were recorded when due from residents and recognized monthly as it was earned. Leases entered into between a resident and a property for the rental of an apartment unit are generally year-to-year, renewable upon consent of both parties on an annual or monthly basis. Fee and asset management revenue and interest income are recorded on an accrual basis.
Share-Based Compensation
     The Company expenses share-based compensation such as restricted shares and share options. The fair value of the option grants are recognized over the vesting period of the options. The fair value for the Company’s share options was estimated at the time the share options were granted using the Black-Scholes option pricing model with the following weighted average assumptions:

	2009	2008	2007
Expected volatility (1)	26.8%	20.3%	18.9%

Expected life (2)	5 years	5 years	5 years

Expected dividend yield (3)	4.68%	4.95%	5.41%

Risk-free interest rate (4)	1.89%	2.67%	4.74%

Option valuation per share	$3.38	$4.08	$6.26

(1)	Expected volatility — Estimated based on the historical volatility of EQR’s share price, on a monthly basis, for a period matching the expected life of each grant.

(2)	Expected life — Approximates the actual weighted average life of all share options granted since the Company went public in 1993.

(3)	Expected dividend yield — Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR’s shares in a given year.

(4)	Risk-free interest rate — The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.
     The valuation method and assumptions are the same as those the Company used in accounting for option expense in its consolidated financial statements. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. This model is only one method of valuing options and the Company’s use of this model should not be interpreted as an endorsement of its accuracy. Because the Company’s share options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its share options and the actual value of the options may be significantly different.
Income and Other Taxes
     Due to the structure of the Company as a REIT and the nature of the operations of its operating properties, no provision for federal income taxes has been made at the EQR level. Historically, the Company has generally only incurred certain state and local income, excise and franchise taxes. The Company has elected Taxable REIT Subsidiary (“TRS”) status for certain of its corporate subsidiaries, primarily those entities engaged in condominium conversion and corporate housing activities and as a result, these entities will incur both federal and state income taxes on any taxable income of such entities after consideration of any net operating losses.
     Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates for which the temporary differences are expected to be recovered or settled. The effects of deferred tax assets and liabilities are recognized in earnings in the period enacted. The Company’s deferred tax assets are generally the result of tax affected amortization of goodwill, differing depreciable lives on capitalized assets and the timing of expense recognition for certain accrued liabilities. As of December 31, 2009, the Company has recorded a deferred tax asset of approximately  $42.5 million, which is fully offset by a valuation allowance due to the uncertainty in forecasting future TRS taxable income.
     The Company provided for income, franchise and excise taxes allocated as follows in the consolidated statements of operations for the years ended December 31, 2009, 2008 and 2007 (amounts in thousands):

	Year Ended December 31,
	2009	2008	2007
Income and other tax expense (benefit) (1)	$2,808	$5,284	$2,518
Discontinued operations, net (2)	(1,165)	(1,846)	(7,307)

Provision (benefit) for income, franchise and excise taxes (3)	$1,643	$3,438	$(4,789)

(1)	Primarily includes state and local income, excise and franchise taxes.

(2)	Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.

(3)	All provision for income tax amounts are current and none are deferred.
     The Company’s TRS’ carried back approximately  $7.3 million and  $13.9 million of net operating losses (“NOL”) during the years ended December 31, 2008 and 2007, respectively, and none were carried back in 2009. The Company’s TRS’ have approximately  $46.7 million of NOL carryforwards available as of January 1, 2010 that will expire in 2028 and 2029.
     During the years ended December 31, 2009, 2008 and 2007, the Company’s tax treatment of dividends and distributions were as follows:

	Year Ended December 31,
	2009	2008	2007
Tax treatment of dividends and distributions:
Ordinary dividends	$0.807	$0.699	$—
Qualified dividends	—	—	—
Long-term capital gain	0.558	0.755	1.426
Unrecaptured section 1250 gain	0.275	0.476	0.444

Dividends and distributions declared per Common Share outstanding	$1.640	$1.930	$1.870

     The cost of land and depreciable property, net of accumulated depreciation, for federal income tax purposes as of December 31, 2009 and 2008 was approximately  $10.4 billion and  $10.7 billion, respectively.
Noncontrolling Interests
     Effective January 1, 2009, a noncontrolling interest in a subsidiary (minority interest) is in most cases an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements and separate from the parent company’s equity. In addition, consolidated net income is required to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and the amount of consolidated net income attributable to the parent and the noncontrolling interest are required to be disclosed on the face of the Consolidated Statements of Operations. Other than modifications to allocations and presentation, this does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 3 for further discussion.
     Operating Partnership: Net income is allocated to noncontrolling interests based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of units of limited partnership interest (“OP Units”) held by the noncontrolling interests by the total OP Units held by the noncontrolling interests and EQR. Issuance of additional common shares of beneficial interest,  $0.01 par value per share (the “Common Shares”), and OP Units changes the ownership interests of both the noncontrolling interests and EQR. Such transactions and the related proceeds are treated as capital transactions.
     Partially Owned Properties: The Company reflects noncontrolling interests in partially owned properties on the balance sheet for the portion of properties consolidated by the Company that are not wholly owned by the Company. The earnings or losses from those properties attributable to the noncontrolling interests are reflected as noncontrolling interests in partially owned properties in the consolidated statements of operations.
     Redeemable Noncontrolling Interests — Operating Partnership: The Company classifies Redeemable Noncontrolling Interests — Operating Partnership in the mezzanine section of the balance sheet for the portion of OP Units that the Company is required, either by contract or securities law, to deliver registered EQR Common Shares to the exchanging OP Unit holder. The redeemable noncontrolling interest units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period.
Use of Estimates
     In preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
Reclassifications
     Certain reclassifications considered necessary for a fair presentation have been made to the prior period financial statements in order to conform to the current year presentation. These reclassifications have not changed the results of operations or equity.
Other
     In June 2009, the FASB issued The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, which superseded all then-existing non-SEC accounting and reporting standards and became the source of authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied by non-governmental entities. The Company adopted the codification as required, effective for the quarter ended September 30, 2009. The adoption of the codification has no impact on the Company’s consolidated results of operations or financial position but changed the way we refer to accounting literature in reports beginning with the quarter ended September 30, 2009.
     Effective December 31, 2008, public companies were required to provide additional disclosures about transfers of financial assets. In addition, public enterprises, including sponsors that have a variable interest in a Variable Interest Entity (“VIE”), were required to provide additional disclosures about their involvement with VIEs. For the Company, this includes only its development partnerships as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any). These requirements affected only disclosures and had no impact on the Company’s consolidated results of operations or financial position.
     Effective January 1, 2010, companies will be required to provide more information about transfers of financial assets, including securitization transactions and where companies have continuing exposure to the risks related to transferred financial assets. The concept of a qualifying special-purpose entity will be eliminated, the requirements for derecognizing financial assets will change and additional disclosures will be required. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.
     Effective January 1, 2010, the way in which a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar) rights should be consolidated will change. The determination of whether a company is required to consolidate an entity will be based on, among other things, an entity’s purpose and design and a company’s ability to direct the activities of the entity that most significantly impact the entity’s economic performance. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.
     The Company is required to make certain disclosures regarding noncontrolling interests in consolidated limited-life subsidiaries. The Company is presently the controlling partner in various consolidated partnerships consisting of 27 properties and 5,530 units and various uncompleted development properties having a noncontrolling interest book value of  $11.1 million at December 31, 2009. Some of these partnership agreements contain provisions that require the partnerships to be liquidated through the sale of their assets upon reaching a date specified in each respective partnership agreement. The Company, as controlling partner, has an obligation to cause the property owning partnerships to distribute the proceeds of liquidation to the Noncontrolling Interests in these Partially Owned Properties only to the extent that the net proceeds received by the partnerships from the sale of their assets warrant a distribution based on the partnership agreements. As of December 31, 2009, the Company estimates the value of Noncontrolling Interest distributions would have been approximately  $45.5 million (“Settlement Value”) had the partnerships been liquidated. This Settlement Value is based on estimated third party consideration realized by the partnerships upon disposition of the Partially Owned Properties and is net of all other assets and liabilities, including yield maintenance on the mortgages encumbering the properties, that would have been due on December 31, 2009 had those mortgages been prepaid. Due to, among other things, the inherent uncertainty in the sale of real estate assets, the amount of any potential distribution to the Noncontrolling Interests in the Company’s Partially Owned Properties is subject to change. To the extent that the partnerships’ underlying assets are worth less than the underlying liabilities, the Company has no obligation to remit any consideration to the Noncontrolling Interests in these Partially Owned Properties.
     Effective January 1, 2008, the rules governing fair value measurements changed. These rules established a comprehensive framework for measuring fair value in accordance with accounting principles generally accepted in the United States and required expanded disclosures about fair value measurements. This did not have a material effect on the Company’s consolidated results of operations or financial position. See Note 11 for further discussion.
     Effective January 1, 2008, companies were permitted to elect a “Fair Value Option” under which a company may irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial instruments. The Fair Value Option is available on a contract-by-contract basis with changes in fair value recognized in earnings as those changes occur. The Company has not adopted this optional standard.
     Effective for the quarter ended June 30, 2009, disclosures about fair value of financial instruments are required for interim reporting periods in summarized financial information for publicly traded companies as well as in annual financial statements. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 11 for further discussion.
     Effective January 1, 2010, companies will be required to discuss the reasons for transfers into or out of Level 3 of the fair value hierarchy and, if significant, disclose these transfers on a gross basis. Companies will also be required to disclose significant transfers between Level 1 and Level 2 and the reasons for these transfers. In addition, companies should provide fair value disclosures by each class rather than major category of assets and liabilities as well as the valuation techniques and inputs used in determining the fair value of assets or liabilities classified as Level 2 or 3. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.
     Effective January 1, 2011, companies will be required to separately disclose purchases, sales, issuances and settlements on a gross basis in the reconciliation of recurring Level 3 measurements. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.
     Effective January 1, 2009, in an effort to improve financial standards for derivative instruments and hedging activities, companies are required to enhance disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. Among other requirements, entities are required to provide enhanced disclosures about: (1) how and why an entity uses derivative instruments; (2) how derivative instruments and related hedged items are accounted for; and (3) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. Other than the enhanced disclosure requirements, this does not have a material effect on the Company’s consolidated financial statements. See Note 11 for further discussion.
     Effective for the quarter ended June 30, 2009, companies are required to disclose the date through which an entity has evaluated subsequent events in accordance with general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. For public companies, this is the date the financial statements are issued. This does not have a material effect on the Company’s consolidated results of operations or financial position.
     Effective January 1, 2009, issuers of certain convertible debt instruments that may be settled in cash on conversion are required to separately account for the liability and equity components of the instrument in a manner that reflects each issuer’s nonconvertible debt borrowing rate. As the Company is required to apply this retrospectively, the accounting for the Operating Partnership’s  $650.0 million ( $482.5 million outstanding at December 31, 2009) 3.85% convertible unsecured notes that were issued in August 2006 and mature in August 2026 is affected. The Company recognized  $20.6 million,  $24.4 million and  $25.0 million in interest expense related to the stated coupon of 3.85% for the years ended December 31, 2009, 2008 and 2007, respectively. The amount of the conversion option as of the date of issuance calculated by the Company using a 5.80% effective interest rate was  $44.3 million and is being amortized to interest expense over the expected life of the convertible notes (through the first put date on August 18, 2011). Total amortization of the cash discount and conversion option discount on the unsecured notes resulted in a reduction to earnings of approximately  $10.6 million or  $0.04 per share for the year ended December 31, 2009 and is anticipated to result in a reduction to earnings of approximately  $7.8 million or  $0.03 per share for the year ended December 31, 2010 assuming the Company does not repurchase any additional amounts of this debt. In addition, the Company decreased the January 1, 2009 balance of retained earnings by  $27.0 million, decreased the January 1, 2009 balance of notes by  $17.3 million and increased the January 1, 2009 balance of paid in capital by  $44.3 million. Due to the required retrospective application, it resulted in a reduction to earnings of approximately  $13.3 million or  $0.05 per share for the year ended December 31, 2008 and approximately  $10.1 million or  $0.04 per share for the year ended December 31, 2007. The carrying amount of the conversion option remaining in paid in capital was  $44.3 million at both December 31, 2009 and 2008. The unamortized cash and conversion option discounts totaled  $12.8 million and  $23.4 million at December 31, 2009 and 2008, respectively.

Equity and Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2009
Equity and Redeemable Noncontrolling Interests [Abstract]
Equity and Redeemable Noncontrolling Interests
3. Equity and Redeemable Noncontrolling Interests
     The following tables present the changes in the Company’s issued and outstanding Common Shares and “Units” (which includes OP Units and Long-Term Incentive Plan (“LTIP”) Units) for the years ended December 31, 2009, 2008 and 2007:

	2009		2008		2007
Common Shares
Common Shares outstanding at January 1,	272,786,760		269,554,661		293,551,633

Common Shares Issued:
Conversion of Series E Preferred Shares	612		36,830		80,895
Conversion of Series H Preferred Shares	—		2,750		5,463
Conversion of Preference Interests	—		—		324,484
Conversion of OP Units	2,676,002		1,759,560		1,494,263
Issuance of Common Shares	3,497,300		—		—
Exercise of share options	422,713		995,129		1,040,765
Employee Share Purchase Plan (ESPP)	324,394		195,961		189,071
Restricted share grants, net	298,717		461,954		352,433

Common Shares Other:
Repurchased and retired	(47,450)		(220,085)		(27,484,346)

Common Shares outstanding at December 31,	279,959,048		272,786,760		269,554,661

Units
Units outstanding at January 1,	16,679,777		18,420,320		19,914,583
LTIP Units, net	154,616		—		—
OP Units issued through acquisitions/consolidations	32,061		19,017		—
Conversion of Series B Junior Preference Units	7,517		—		—
Conversion of OP Units to Common Shares	(2,676,002)		(1,759,560)		(1,494,263)

Units outstanding at December 31,	14,197,969		16,679,777		18,420,320

Total Common Shares and Units outstanding at December 31,	294,157,017		289,466,537		287,974,981

Units Ownership Interest in Operating Partnership	4.8%		5.8%		6.4%

LTIP Units Issued:
Issuance — per unit	$0.50		—		—
Issuance — contribution valuation	$0.1	million	—		—

OP Units Issued:
Acquisitions/consolidations — per unit	$26.50		$44.64		—
Acquisitions/consolidations — valuation	$0.8	million	$0.8	million	—

Conversion of Series B Junior Preference Units — per unit	$24.50		—		—
Conversion of Series B Junior Preference Units — valuation	$0.2	million	—		—
     As of December 31, 2009, an unlimited amount of equity securities remains available for issuance by the Company under a registration statement the SEC declared effective in December 2008 (under SEC regulations enacted in 2005, the registration statement automatically expires on December 15, 2011 and does not contain a maximum issuance amount).
     In September 2009, the Company announced the creation of an At-The-Market (“ATM”) share offering program which would allow the Company to sell up to 17.0 million Common Shares from time to time over the next three years into the existing trading market at current market prices as well as through negotiated transactions. During the year ended December 31, 2009, the Company issued approximately 3.5 million Common Shares at an average price of  $35.38 per share for total consideration of approximately  $123.7 million through the ATM program. As of December 31, 2009, transactions to issue approximately 1.1 million of the 3.5 million Common Shares had not yet settled. As of December 31, 2009, the Company has increased the number of Common Shares issued and outstanding by this amount and recorded a receivable of approximately  $37.6 million included in other assets on the consolidated balance sheets. EQR has authorization to issue an additional 13.5 million of its shares as of December 31, 2009.
     During the year ended December 31, 2007, the Board of Trustees approved increases totaling  $1.2 billion to the Company’s authorized share repurchase program. Considering the additional authorizations and the repurchase activity for the year ended December 31, 2009, EQR has authorization to repurchase an additional  $466.5 million of its shares as of December 31, 2009.
     During the year ended December 31, 2009, the Company repurchased 47,450 of its Common Shares at an average price of  $23.69 per share for total consideration of  $1.1 million. These shares were retired subsequent to the repurchases. All of the shares repurchased during the year ended December 31, 2009 were repurchased from employees at the then current market prices to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares.
     During the year ended December 31, 2008, the Company repurchased 220,085 of its Common Shares at an average price of  $35.93 per share for total consideration of  $7.9 million. These shares were retired subsequent to the repurchases. Of the total shares repurchased, 120,085 shares were repurchased from employees at an average price of  $36.10 per share (the average of the then current market prices) to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares. The remaining 100,000 shares were repurchased in the open market at an average price of  $35.74 per share. The Company also funded  $4.6 million in January 2008 for the settlement of 125,000 Common Shares that were repurchased in December 2007 and recorded as other liabilities at December 31, 2007.
     During the year ended December 31, 2007, the Company repurchased 27,484,346 of its Common Shares at an average price of  $44.62 per share for total consideration of  $1.2 billion. These shares were retired subsequent to the repurchases. Of the total shares repurchased, 84,046 shares were repurchased from employees at an average price of  $53.85 per share (the average of the then current market prices) to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares. The remaining 27,400,300 shares were repurchased in the open market at an average price of  $44.59 per share. As of December 31, 2007, transactions to repurchase 125,000 of the 27,484,346 Common Shares had not yet settled. As of December 31, 2007, the Company has reduced the number of Common Shares issued and outstanding by this amount and recorded a liability of  $4.6 million included in other liabilities on the consolidated balance sheets.
     The equity positions of various individuals and entities that contributed their properties to the Operating Partnership in exchange for OP Units, as well as the equity positions of the holders of LTIP Units, are collectively referred to as the “Noncontrolling Interests — Operating Partnership”. Subject to certain exceptions (including the “book-up” requirements of LTIP Units), the Noncontrolling Interests — Operating Partnership may exchange their Units with EQR for EQR Common Shares on a one-for-one basis. The carrying value of the Noncontrolling Interests — Operating Partnership is based on the proportional relationship between the carrying values of equity associated with EQR’s Common Shares relative to that of the Noncontrolling Interests — Operating Partnership. Net income is allocated to the Noncontrolling Interests — Operating Partnership based on the weighted average ownership percentage during the period.
     A portion of the Noncontrolling Interests — Operating Partnership Units are classified as mezzanine equity as they do not meet the requirements for permanent equity classification. The Operating Partnership has the right but not the obligation to make a cash payment to any and all holders of Noncontrolling Interests — Operating Partnership Units requesting an exchange from EQR. Once the Operating Partnership elects not to redeem the Noncontrolling Interests — Operating Partnership Units for cash, EQR is obligated to deliver EQR Common Shares to the exchanging holder of the Noncontrolling Interests — Operating Partnership Units. If EQR is required, either by contract or securities law, to deliver registered EQR Common Shares, such Noncontrolling Interests — Operating Partnership are differentiated and referred to as “Redeemable Noncontrolling Interests — Operating Partnership”. Instruments that require settlement in registered shares can not be classified in permanent equity as it is not always completely within an issuer’s control to deliver registered shares. Therefore, settlement in cash is assumed and that responsibility for settlement in cash is deemed to fall to the Operating Partnership as the primary source of cash for EQR, resulting in presentation in the mezzanine section of the balance sheet. The Redeemable Noncontrolling Interests — Operating Partnership are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period. EQR has the ability to deliver unregistered EQR Common Shares for the remaining portion of the Noncontrolling Interests — Operating Partnership Units that are classified in permanent equity at December 31, 2009 and 2008.
     The carrying value of the Redeemable Noncontrolling Interests — Operating Partnership is allocated based on the number of Redeemable Noncontrolling Interests — Operating Partnership Units in proportion to the number of Noncontrolling Interests — Operating Partnership Units in total. Such percentage of the total carrying value of Units which is ascribed to the Redeemable Noncontrolling Interests — Operating Partnership is then adjusted to the greater of carrying value or fair market value as described above. As of December 31, 2009, the Redeemable Noncontrolling Interests — Operating Partnership have a redemption value of approximately  $258.3 million, which represents the value of EQR Common Shares that would be issued in exchange with the Redeemable Noncontrolling Interests — Operating Partnership Units.
     The following table presents the changes in the redemption value of the Redeemable Noncontrolling Interests — Operating Partnership for the years ended December 31, 2009, 2008 and 2007, respectively (amounts in thousands):

	2009	2008	2007
Balance at January 1,	$264,394	$345,165	$509,310
Change in market value	14,544	(65,524)	(146,284)
Change in carrying value	(20,658)	(15,247)	(17,861)

Balance at December 31,	$258,280	$264,394	$345,165

     Net proceeds from the Company’s Common Share and Preferred Share (see definition below) offerings are contributed by the Company to the Operating Partnership. In return for those contributions, EQR receives a number of OP Units in the Operating Partnership equal to the number of Common Shares it has issued in the equity offering (or in the case of a preferred equity offering, a number of preference units in the Operating Partnership equal in number and having the same terms as the Preferred Shares issued in the equity offering). As a result, the net offering proceeds from Common Shares and Preferred Shares are allocated between shareholders’ equity and Noncontrolling Interests — Operating Partnership to account for the change in their respective percentage ownership of the underlying equity of the Operating Partnership.
     The Company’s declaration of trust authorizes the Company to issue up to 100,000,000 preferred shares of beneficial interest,  $0.01 par value per share (the “Preferred Shares”), with specific rights, preferences and other attributes as the Board of Trustees may determine, which may include preferences, powers and rights that are senior to the rights of holders of the Company’s Common Shares.
     The following table presents the Company’s issued and outstanding Preferred Shares as of December 31, 2009 and 2008:

			Annual	Amounts in thousands
	Redemption	Conversion	Dividend per	December 31,	December 31,
	Date (1) (2)	Rate (2)	Share (3)	2009	2008
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized:

7.00% Series E Cumulative Convertible Preferred; liquidation value $25 per share; 328,466 and 329,016 shares issued and outstanding at December 31, 2009 and December 31, 2008, respectively	11/1/98	1.1128	$1.75	$8,212	$8,225

7.00% Series H Cumulative Convertible Preferred; liquidation value $25 per share; 22,459 shares issued and outstanding at December 31, 2009 and December 31, 2008	6/30/98	1.4480	$1.75	561	561

8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2009 and December 31, 2008	12/10/26	N/A	$4.145	50,000	50,000

6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 600,000 shares issued and outstanding at December 31, 2009 and December 31, 2008 (4)	6/19/08	N/A	$16.20	150,000	150,000

				$208,773	$208,786

(1)	On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)	On or after the redemption date, convertible preferred shares (Series E & H) may be redeemed under certain circumstances at the option of the Company for cash (in the case of Series E) or Common Shares (in the case of Series H), in whole or in part, at various redemption prices per share based upon the contractual conversion rate, plus accrued and unpaid distributions, if any.

(3)	Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(4)	The Series N Preferred Shares have a corresponding depositary share that consists of ten times the number of shares and one-tenth the liquidation value and dividend per share.
     During the year ended December 31, 2007, the Company redeemed for cash all 700,000 shares of its 8.60% Series D Preferred Shares with a liquidation value of  $175.0 million. The Company recorded the write-off of approximately  $6.1 million in original issuance costs as a premium on redemption of Preferred Shares in the accompanying consolidated statements of operations.
     During the year ended December 31, 2007, the Company issued an irrevocable notice to redeem for cash all 230,000 units of its 7.625% Series J Preference Interests with a liquidation value of  $11.5 million. This notice triggered the holder’s accelerated conversion right, which they exercised. As a result, the 230,000 units were converted into 324,484 Common Shares.
     The following table presents the Operating Partnership’s issued and outstanding Junior Convertible Preference Units (the “Junior Preference Units”) as of December 31, 2009 and 2008:

			Annual		Amounts in thousands
	Redemption	Conversion	Dividend		December 31,	December 31,
	Date	Rate	per Unit (1)		2009	2008
Junior Preference Units:

Series B Junior Convertible Preference Units; liquidation value $25 per unit; 0 and 7,367 units issued and outstanding at December 31, 2009 and December 31, 2008, respectively	7/29/09	1.020408	$2.00	(2)	$—	$184

					$—	$184

(1)	Dividends on the Junior Preference Units were payable quarterly at various pay dates.

(2)	On July 30, 2009, the Operating Partnership elected to convert all 7,367 Series B Junior Preference Units into 7,517 OP Units. The actual preference unit dividends declared for the period outstanding in 2009 was $1.17 per unit.
     During the year ended December 31, 2009, the Company acquired all of its partners’ interests in five partially owned properties consisting of 1,587 units for  $9.2 million. In addition, the Company also acquired a portion of the outside partner interests in two partially owned properties, one funded using cash of  $2.1 million and the other funded through the issuance of 32,061 OP Units valued at  $0.8 million. In conjunction with these transactions, the Company reduced paid in capital by  $1.5 million and Noncontrolling Interests — Partially Owned Properties by  $11.7 million.
     During the year ended December 31, 2008, the Company acquired all of its partners’ interests in one partially owned property consisting of 144 units for  $5.9 million and three partially owned land parcels for  $1.6 million. In addition, the Company made an additional payment of  $1.3 million related to an April 2006 acquisition of a partner’s interest in a now wholly owned property, partially funded through the issuance of 19,017 OP Units valued at  $0.8 million.

Real Estate	12 Months Ended
Dec. 31, 2009
Real Estate [Abstract]
Real Estate
4. Real Estate
     The following table summarizes the carrying amounts for the Company’s investment in real estate (at cost) as of December 31, 2009 and 2008 (amounts in thousands):

	2009	2008
Land	$3,650,324	$3,671,299
Depreciable property:
Buildings and improvements	12,781,543	12,836,310
Furniture, fixtures and equipment	1,111,978	1,072,284
Projects under development:
Land	106,716	175,355
Construction-in-progress	562,263	680,118
Land held for development:
Land	181,430	205,757
Construction-in-progress	70,890	49,116

Investment in real estate	18,465,144	18,690,239
Accumulated depreciation	(3,877,564)	(3,561,300)

Investment in real estate, net	$14,587,580	$15,128,939

     During the year ended December 31, 2009, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

			Purchase
	Properties	Units	Price
Rental Properties	2	566	$145,036
Land Parcel (one)	—	—	11,500

Total	2	566	$156,536

     The Company also acquired the 75% equity interest in one previously unconsolidated property it did not already own consisting of 250 units with a gross sales price of  $18.5 million from its institutional joint venture partner.
     During the year ended December 31, 2008, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

			Purchase
	Properties	Units	Price
Rental Properties	7	2,141	$380,683
Uncompleted Developments	—	—	31,705
Military Housing (1)	1	978	—

Total	8	3,119	$412,388

(1)	The Company assumed management of 978 housing units (828 units as of December 31, 2009) at McChord Air Force Base in Washington state and invested $2.4 million towards its redevelopment. McChord AFB adjoins Ft. Lewis, a U.S. Army base at which the Company already manages 3,731 units (3,767 units as of December 31, 2009).
     During the year ended December 31, 2009, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Units	Sales Price
Rental Properties:
Consolidated	54	11,055	$905,219
Unconsolidated (1)	6	1,434	96,018
Condominium Conversion Properties	1	62	12,021

Total	61	12,551	$1,013,258

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price. The Company’s buyout of its partner’s interest in one previously unconsolidated property is not included in the above totals.
     The Company recognized a net gain on sales of discontinued operations of approximately  $335.3 million and a net gain on sales of unconsolidated entities of approximately  $10.7 million on the above sales.
     During the year ended December 31, 2008, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Units	Sales Price
Rental Properties:
Consolidated	38	9,457	$862,099
Unconsolidated (1)	3	670	34,600
Condominium Conversion Properties	4	130	26,101
Land Parcel (one)	—	—	3,300

Total	45	10,257	$926,100

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price.
     The Company recognized a net gain on sales of discontinued operations of approximately  $392.9 million, a net gain on sales of unconsolidated entities of approximately  $2.9 million and a net gain on sales of land parcels of approximately  $3.0 million on the above sales.

Commitments to Acquire/Dispose of Real Estate	12 Months Ended
Dec. 31, 2009
Commitments to Acquire Dispose of Real Estate [Abstract]
Commitments to Acquire/Dispose of Real Estate
5. Commitments to Acquire/Dispose of Real Estate
     As of the date of this filing, in addition to the properties that were subsequently acquired as discussed in Note 21, the Company had entered into separate agreements to acquire two rental properties consisting of 852 units for  $309.7 million.
     As of the date of this filing, in addition to the properties that were subsequently disposed of as discussed in Note 21, the Company had entered into separate agreements to dispose of the following (sales price in thousands):

	Properties	Units	Sales Price
Rental Properties:
Consolidated	18	2,268	$191,501
Unconsolidated	1	216	10,700

Total	19	2,484	$202,201

     The closings of these pending transactions are subject to certain conditions and restrictions, therefore, there can be no assurance that these transactions will be consummated or that the final terms will not differ in material respects from those summarized in the preceding paragraphs.

Investments in Partially Owned Entities	12 Months Ended
Dec. 31, 2009
Investments in Partially Owned Entities [Abstract]
Investments in Partially Owned Entities
6. Investments in Partially Owned Entities
     The Company has co-invested in various properties with unrelated third parties which are either consolidated or accounted for under the equity method of accounting (unconsolidated). The following table summarizes the Company’s investments in partially owned entities as of December 31, 2009 (amounts in thousands except for project and unit amounts):

	Consolidated					Unconsolidated
	Development Projects
	Held for	Completed,	Completed			Institutional
	and/or Under	Not	and			Joint
	Development	Stabilized (4)	Stabilized	Other	Total	Ventures (5)
Total projects (1)	—	3	3	21	27	34

Total units (1)	—	1,024	710	3,796	5,530	8,086

Debt — Secured (2):
EQR Ownership (3)	$303,253	$218,965	$113,385	$219,136	$854,739	$101,809
Noncontrolling Ownership	—	—	—	82,732	82,732	305,426

Total (at 100%)	$303,253	$218,965	$113,385	$301,868	$937,471	$407,235

(1)	Project and unit counts exclude all uncompleted development projects until those projects are completed.

(2)	All debt is non-recourse to the Company with the exception of $42.2 million in mortgage debt on various development projects. In addition, $66.0 million in mortgage debt on one development project will become recourse to the Company upon completion of that project.

(3)	Represents the Company’s current economic ownership interest.

(4)	Projects included here are substantially complete. However, they may still require additional exterior and interior work for all units to be available for leasing.

(5)	Unconsolidated debt maturities and rates for institutional joint ventures are as follows: $112.6 million, May 1, 2010, 8.33%; $121.0 million, December 1, 2010, 7.54%; $143.8 million, March 1, 2011, 6.95%; and $29.8 million, July 1, 2019, 5.305%. A portion of this mortgage debt is also partially collateralized by $42.6 million in unconsolidated restricted cash set aside from the net proceeds of property sales. During the third quarter of 2009, the Company acquired its partner’s interest in one of the previously unconsolidated properties containing 250 units for $18.5 million and as a result, the project is now consolidated and wholly owned.

Deposits - Restricted	12 Months Ended
Dec. 31, 2009
Deposits - Restricted [Abstract]
Deposits - Restricted
7. Deposits — Restricted
     The following table presents the Company’s restricted deposits as of December 31, 2009 and 2008 (amounts in thousands):

	December 31,	December 31,
	2009	2008
Tax—deferred (1031) exchange proceeds	$244,257	$—
Earnest money on pending acquisitions	6,000	1,200
Restricted deposits on debt (1)	49,565	96,229
Resident security and utility deposits	39,361	41,478
Other	12,825	13,825

Totals	$352,008	$152,732

(1)	Primarily represents amounts held in escrow by the lender and released as draw requests are made on fully funded development mortgage loans.

Mortgage Notes Payable	12 Months Ended
Dec. 31, 2009
Mortgage Notes Payable [Abstract]
Mortgage Notes Payable
8. Mortgage Notes Payable
     As of December 31, 2009, the Company had outstanding mortgage debt of approximately  $4.8 billion.
     During the year ended December 31, 2009, the Company:
▪	Repaid $956.8 million of mortgage loans;

▪	Obtained $500.0 million of mortgage loan proceeds through the issuance of an 11-year cross-collateralized loan with an all-in fixed interest rate for 10 years at approximately 5.6% secured by 13 properties;
▪	Obtained $40.0 million of new mortgage loans to accommodate the delayed sale of two properties that closed in January 2010;

▪	Obtained $198.8 million of new mortgage loans on development properties;

▪	Recognized a gain on early debt extinguishment of $2.4 million and wrote-off approximately $1.1 million of unamortized deferred financing costs; and

▪	Was released from $17.3 million of mortgage debt assumed by the purchaser on two disposed properties.
     As of December 31, 2009, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2009, the interest rate range on the Company’s mortgage debt was 0.20% to 12.465%. During the year ended December 31, 2009, the weighted average interest rate on the Company’s mortgage debt was 4.89%.
     The historical cost, net of accumulated depreciation, of encumbered properties was  $5.8 billion and  $6.5 billion at December 31, 2009 and 2008, respectively.
     Aggregate payments of principal on mortgage notes payable for each of the next five years and thereafter are as follows (amounts in thousands):

Year	Total
2010	$110,817
2011	758,850
2012	268,146
2013	167,361
2014	18,409
Thereafter	3,459,863

Total	$4,783,446

     As of December 31, 2008, the Company had outstanding mortgage debt of approximately  $5.0 billion.
     During the year ended December 31, 2008, the Company:
▪	Repaid $435.4 million of mortgage loans;

▪	Assumed $24.9 million of mortgage debt on an uncompleted development property in connection with its acquisition;

▪	Obtained $500.0 million of mortgage loan proceeds through the issuance of an 11.5 year cross-collateralized loan with a fixed stated interest rate for 10.5 years at 5.19% secured by 13 properties;

▪	Obtained $550.0 million of mortgage loan proceeds through the issuance of an 11.5 year cross-collateralized loan with a fixed stated interest rate for 10.5 years at approximately 6% secured by 15 properties;

▪	Obtained $543.0 million of mortgage loan proceeds through the issuance of an 8 year cross-collateralized loan with a fixed stated interest rate for 7 years at approximately 6% secured by 18 properties; and

▪	Obtained an additional $248.5 million of new mortgage loans primarily on development properties.
     The Company recorded approximately  $81,000 and  $131,000 of prepayment penalties and write-offs of unamortized deferred financing costs, respectively, as additional interest related to debt extinguishment of mortgages during the year ended December 31, 2008.
     As of December 31, 2008, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2008, the interest rate range on the Company’s mortgage debt was 0.60% to 12.465%. During the year ended December 31, 2008, the weighted average interest rate on the Company’s mortgage debt was 5.18%.

Notes	12 Months Ended
Dec. 31, 2009
Notes [Abstract]
Notes
9. Notes
     The following tables summarize the Company’s unsecured note balances and certain interest rate and maturity date information as of and for the years ended December 31, 2009 and 2008, respectively:

	Net	Interest		Weighted	Maturity
December 31, 2009	Principal	Rate		Average	Date
(Amounts are in thousands)	Balance	Ranges		Interest Rate	Ranges
Fixed Rate Public/Private Notes (1)	$3,771,700	3.85% – 7.57%		5.93%	2011–2026
Floating Rate Public/Private Notes (1)	801,824		(1)	1.37%	2010–2013
Floating Rate Tax-Exempt Bonds	35,600		(2)	0.37%	2028

Totals	$4,609,124

	Net	Interest		Weighted	Maturity
December 31, 2008	Principal	Rate		Average	Date
(Amounts are in thousands)	Balance	Ranges		Interest Rate	Ranges
Fixed Rate Public/Private Notes (1)	$4,684,068	3.85% – 7.57%		5.69%	2009 – 2026
Floating Rate Public/Private Notes (1)	651,554		(1)	3.89%	2009 – 2010
Fixed Rate Tax-Exempt Bonds	75,790	5.20%		5.07%	2029
Floating Rate Tax-Exempt Bonds	35,600		(2)	1.05%	2028

Totals	$5,447,012

(1)	At December 31, 2009, $300.0 million in fair value interest rate swaps converts a portion of the $400.0 million face value 5.200% notes due April 1, 2013 to a floating interest rate. At December 31, 2008, $150.0 million in fair value interest rate swaps converted a portion of the $227.4 million face value 4.750% notes due June 15, 2009 to a floating interest rate.

(2)	The floating interest rate is based on the 7-Day Securities Industry and Financial Markets Association (“SIFMA”) rate, which is the tax-exempt index equivalent of LIBOR. The interest rate is 0.27% and 0.75% at December 31, 2009 and 2008, respectively.
     The Company’s unsecured public debt contains certain financial and operating covenants including, among other things, maintenance of certain financial ratios. The Company was in compliance with its unsecured public debt covenants for both the years ended December 31, 2009 and 2008.
     As of December 31, 2009, an unlimited amount of debt securities remains available for issuance by the Operating Partnership under a registration statement that became automatically effective upon filing with the SEC in December 2008 (under SEC regulations enacted in 2005, the registration statement automatically expires on December 21, 2011 and does not contain a maximum issuance amount).
     During the year ended December 31, 2009, the Company:
▪	Repurchased at par $105.2 million of its 4.75% fixed rate public notes due June 15, 2009 pursuant to a cash tender offer announced on January 16, 2009 and wrote-off approximately $79,000 of unamortized deferred financing costs and approximately $46,000 of unamortized discounts on notes payable;

▪	Repaid the remaining $122.2 million of its 4.75% fixed rate public notes at maturity;

▪	Repurchased at par $185.2 million of its 6.95% fixed rate public notes due March 2, 2011 pursuant to a cash tender offer announced on January 16, 2009 and wrote-off approximately $0.4 million of unamortized deferred financing costs and approximately $1.0 million of unamortized discounts on notes payable;

▪	Repurchased $21.7 million of its 6.95% fixed rate public notes due March 2, 2011 at a price of 106% of par pursuant to a cash tender offer announced on December 2, 2009, recognized a loss on early debt extinguishment of $1.3 million and wrote-off approximately $0.2 million of unamortized net premiums on notes payable;

▪	Repurchased $146.1 million of its 6.625% fixed rate public notes due March 15, 2012 at a price of 108% of par pursuant to a cash tender offer announced on December 2, 2009, recognized a loss on early debt extinguishment of $11.7 million and wrote-off approximately $0.3 million of unamortized deferred financing costs and approximately $0.2 million of unamortized net discounts on notes payable;

▪	Repurchased $127.9 million of its 5.50% fixed rate public notes due October 1, 2012 at a price of 107% of par pursuant to a cash tender offer announced on December 2, 2009, recognized a loss on early debt extinguishment of $9.0 million and wrote-off approximately $0.5 million of unamortized deferred financing costs and approximately $0.4 million of unamortized discounts on notes payable;

▪	Repurchased $75.8 million of its 5.20% fixed rate tax-exempt notes and wrote-off approximately $0.7 million of unamortized deferred financing costs;

▪	Repurchased $17.5 million of its 3.85% convertible fixed rate public notes due August 15, 2026 at a price of 88.4% of par and recognized a gain on early debt extinguishment of $2.0 million and wrote-off approximately $0.1 million of unamortized deferred financing costs and approximately $0.8 million of unamortized discounts on notes payable; and
▪	Repurchased at par $48.5 million of its 3.85% convertible fixed rate public notes due August 15, 2026 pursuant to a cash tender offer announced on December 2, 2009 and wrote-off approximately $0.3 million of unamortized deferred financing costs and approximately $1.5 million of unamortized discounts on notes payable.
     During the year ended December 31, 2008, the Company:
▪	Repurchased $72.6 million of its 4.75% fixed rate public notes due June 15, 2009 at a price of 99.0% of par and recognized debt extinguishment gains of $0.7 million and wrote-off approximately $0.1 million of unamortized deferred financing costs;
▪	Repurchased $101.4 million of its 3.85% convertible fixed rate public notes due August 15, 2026 at a price of 82.3% of par and recognized debt extinguishment gains of $18.0 million and wrote-off approximately $0.8 million of unamortized deferred financing costs; and
▪	Repaid $130.0 million of fixed rate private notes at maturity.
     On October 11, 2007, the Operating Partnership closed on a  $500.0 million senior unsecured term loan. The loan matures on October 5, 2010, subject to two one-year extension options exercisable by the Operating Partnership. The Operating Partnership has the ability to increase available borrowings by an additional  $250.0 million under certain circumstances. Advances under the loan bear interest at variable rates based upon LIBOR plus a spread (currently 0.50%) dependent upon the current credit rating on the Operating Partnership’s long-term senior unsecured debt. EQR has guaranteed the Operating Partnership’s term loan up to the maximum amount and for the full term of the loan.
     On August 23, 2006, the Operating Partnership issued  $650.0 million of exchangeable senior notes that mature on August 15, 2026. Following the repurchases discussed above, the notes had a face value of  $482.5 million at December 31, 2009. The notes bear interest at a fixed rate of 3.85%. The notes are exchangeable into EQR Common Shares, at the option of the holders, under specific circumstances or on or after August 15, 2025, at an initial exchange rate of 16.3934 shares per  $1,000 principal amount of notes (equivalent to an initial exchange price of  $61.00 per share). The initial exchange rate is subject to adjustment in certain circumstances, including upon an increase in the Company’s dividend rate. Upon an exchange of the notes, the Operating Partnership will settle any amounts up to the principal amount of the notes in cash and the remaining exchange value, if any, will be settled, at the Operating Partnership’s option, in cash, EQR Common Shares or a combination of both. See Note 2 for more information on the change in the recognition of interest expense for the exchangeable senior notes.
     On or after August 18, 2011, the Operating Partnership may redeem the notes at a redemption price equal to the principal amount of the notes plus any accrued and unpaid interest thereon. Upon notice of redemption by the Operating Partnership, the holders may elect to exercise their exchange rights. In addition, on August 18, 2011, August 15, 2016 and August 15, 2021 or following the occurrence of certain change in control transactions prior to August 18, 2011, note holders may require the Operating Partnership to repurchase the notes for an amount equal to the principal amount of the notes plus any accrued and unpaid interest thereon.
     Note holders may also require an exchange of the notes should the closing sale price of Common Shares exceed 130% of the exchange price for a certain period of time or should the trading price on the notes be less than 98% of the product of the closing sales price of Common Shares multiplied by the applicable exchange rate for a certain period of time.
     Aggregate payments of principal on unsecured notes payable for each of the next five years and thereafter are as follows (amounts in thousands):

Year	Total (1)
2010 (2)	$491,616
2011 (3)	569,229
2012	474,685
2013	400,810
2014	499,034
Thereafter	2,173,750

Total	$4,609,124

(1)	Principal payments on unsecured notes include amortization of any discounts or premiums related to the notes. Premiums and discounts are amortized over the life of the unsecured notes.

(2)	Includes the $500.0 million term loan, which matures on October 5, 2010, subject to two one-year extension options exercisable by the Operating Partnership.

(3)	Includes $482.5 million face value of 3.85% convertible unsecured debt with a final maturity of 2026.

Lines of Credit	12 Months Ended
Dec. 31, 2009
Lines of Credit [Abstract]
Lines of Credit
10. Lines of Credit
     The Operating Partnership has a  $1.5 billion unsecured revolving credit facility maturing on February 28, 2012, with the ability to increase available borrowings by an additional  $500.0 million by adding additional banks to the facility or obtaining the agreement of existing banks to increase their commitments. Advances under the credit facility bear interest at variable rates based upon LIBOR at various interest periods plus a spread (currently 0.50%) dependent upon the Operating Partnership’s credit rating or based on bids received from the lending group. EQR has guaranteed the Operating Partnership’s credit facility up to the maximum amount and for the full term of the facility.
     During the year ended December 31, 2008, one of the providers of the Operating Partnership’s unsecured revolving credit facility declared bankruptcy. Under the existing terms of the credit facility, the provider’s share is up to  $75.0 million of potential borrowings. As a result, the Operating Partnership’s borrowing capacity under the unsecured revolving credit facility has, in essence, been permanently reduced to  $1.425 billion of potential borrowings. The obligation to fund by all of the other providers has not changed.
     As of December 31, 2009, the amount available on the credit facility was  $1.37 billion (net of  $56.7 million which was restricted/dedicated to support letters of credit and net of the  $75.0 million discussed above). The Company did not draw and had no balance outstanding on its revolving credit facility at any time during the year ended December 31, 2009. As of December 31, 2008, the amount available on the credit facility was  $1.29 billion (net of  $130.0 million which was restricted/dedicated to support letters of credit and net of the  $75.0 million discussed above). During the year ended December 31, 2008, the weighted average interest rate was 4.31%.

Derivative and Other Fair Value Instruments	12 Months Ended
Dec. 31, 2009
Derivative and Other Fair Value Instruments [Abstract]
Derivative and Other Fair Value Instruments
11. Derivative and Other Fair Value Instruments
     The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.
     The carrying values of the Company’s mortgage notes payable and unsecured notes were approximately  $4.8 billion and  $4.6 billion, respectively, at December 31, 2009. The fair values of the Company’s mortgage notes payable and unsecured notes were approximately  $4.6 billion and  $4.7 billion, respectively, at December 31, 2009. The carrying values of the Company’s mortgage notes payable and unsecured notes were approximately  $5.0 billion and  $5.4 billion, respectively, at December 31, 2008. The fair values of the Company’s mortgage notes payable and unsecured notes were approximately  $5.0 billion and  $4.7 billion, respectively, at December 31, 2008. The fair values of the Company’s financial instruments, other than mortgage notes payable, unsecured notes, derivative instruments and investment securities, including cash and cash equivalents, lines of credit and other financial instruments, approximate their carrying or contract values.
     In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to limit these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments.
     The following table summarizes the Company’s consolidated derivative instruments at December 31, 2009 (dollar amounts are in thousands):

		Forward	Development
	Fair Value	Starting	Cash Flow
	Hedges (1)	Swaps (2)	Hedges (3)
Current Notional Balance	$315,693	$700,000	$58,367
Lowest Possible Notional	$315,693	$700,000	$3,020
Highest Possible Notional	$317,694	$700,000	$91,343
Lowest Interest Rate	2.009%	4.005%	4.059%
Highest Interest Rate	4.800%	4.695%	4.059%
Earliest Maturity Date	2012	2021	2011
Latest Maturity Date	2013	2023	2011

(1)	Fair Value Hedges — Convert outstanding fixed rate debt to a floating interest rate.

(2)	Forward Starting Swaps — Designed to partially fix the interest rate in advance of a planned future debt issuance. These swaps have mandatory counterparty terminations in 2012, 2013 and 2014.

(3)	Development Cash Flow Hedges — Convert outstanding floating rate debt to a fixed interest rate.
     The following tables provide the location of the Company’s derivative instruments within the accompanying Consolidated Balance Sheets and their fair market values as of December 31, 2009 and 2008, respectively (amounts in thousands):

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
December 31, 2009	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$5,186	Other liabilities	$—
Forward Starting Swaps	Other assets	23,630	Other liabilities	—
Development Cash Flow Hedges	Other assets	—	Other liabilities	(3,577)

Total		$28,816		$(3,577)

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
December 31, 2008	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$6,802	Other liabilities	$—
Forward Starting Swaps	Other assets	—	Other liabilities	—
Development Cash Flow Hedges	Other assets	5	Other liabilities	(6,826)

Total		$6,807		$(6,826)

     The following tables provide a summary of the effect of fair value hedges on the Company’s accompanying Consolidated Statements of Operations for the years ended December 31, 2009 and 2008, respectively (amounts in thousands):

	Location of Gain/(Loss)	Amount of Gain/(Loss)		Income Statement	Amount of Gain/(Loss)
December 31, 2009	Recognized in Income	Recognized in Income		Location of Hedged	Recognized in Income
Type of Fair Value Hedge	on Derivative	on Derivative	Hedged Item	Item Gain/(Loss)	on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(1,167)	Fixed rate debt	Interest expense	$1,167

Total		$(1,167)			$1,167

	Location of Gain/(Loss)	Amount of Gain/(Loss)		Income Statement	Amount of Gain/(Loss)
December 31, 2008	Recognized in Income	Recognized in Income		Location of Hedged	Recognized in Income
Type of Fair Value Hedge	on Derivative	on Derivative	Hedged Item	Item Gain/(Loss)	on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$8,117	Fixed rate debt	Interest expense	$(8,117)

Total		$8,117			$(8,117)

     The following tables provide a summary of the effect of cash flow hedges on the Company’s accompanying Consolidated Statements of Operations for the years ended December 31, 2009 and 2008, respectively (amounts in thousands):

	Effective Portion			Ineffective Portion
	Amount of	Location of Gain/(Loss)	Amount of Gain/(Loss)	Location of	Amount of Gain/(Loss)
	Gain/(Loss)	Reclassified from	Reclassified from	Gain/(Loss)	Reclassified from
December 31, 2009	Recognized in OCI	Accumulated OCI	Accumulated OCI	Recognized in Income	Accumulated OCI
Type of Cash Flow Hedge	on Derivative	into Income	into Income	on Derivative	into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$34,432	Interest expense	$(3,724)	N/A	$—
Development Interest Rate Swaps/Caps	3,244	Interest expense	—	N/A	—

Total	$37,676		$(3,724)		$—

	Effective Portion			Ineffective Portion
	Amount of	Location of Gain/(Loss)	Amount of Gain/(Loss)	Location of	Amount of Gain/(Loss)
	Gain/(Loss)	Reclassified from	Reclassified from	Gain/(Loss)	Reclassified from
December 31, 2008	Recognized in OCI	Accumulated OCI	Accumulated OCI	Recognized in Income	Accumulated OCI
Type of Cash Flow Hedge	on Derivative	into Income	into Income	on Derivative	into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(19,216)	Interest expense	$(2,696)	N/A	$(371)
Development Interest Rate Swaps/Caps	(4,971)	Interest expense	(29)	N/A	—

Total	$(24,187)		$(2,725)		$(371)

     As of December 31, 2009, there were approximately  $4.2 million in deferred gains, net, included in accumulated other comprehensive income. Based on the estimated fair values of the net derivative instruments at December 31, 2009, the Company may recognize an estimated  $5.8 million of accumulated other comprehensive income as additional interest expense during the year ending December 31, 2010.
     In January 2009, the Company received approximately  $0.4 million to terminate a fair value hedge of interest rates in conjunction with the public tender of the Company’s 4.75% fixed rate public notes due June 15, 2009. Approximately  $0.2 million of the settlement received was deferred and recognized as a reduction of interest expense through the maturity on June 15, 2009.
     In April and May 2009, the Company received approximately  $10.8 million to terminate six treasury locks in conjunction with the issuance of a  $500.0 million 11-year mortgage loan. The entire amount was deferred as a component of accumulated other comprehensive income and is recognized as a reduction of interest expense over the first ten years of the mortgage loan.
     In February 2008, the Company paid approximately  $13.2 million to terminate three forward starting swaps in conjunction with the issuance of a  $500.0 million 11.5-year mortgage loan. The entire amount was deferred as a component of accumulated other comprehensive loss and is recognized as an increase to interest expense over the first ten years of the mortgage loan.
     In November 2008, the Company paid approximately  $13.5 million to terminate six forward starting swaps in conjunction with the issuance of a  $543.0 million 8-year mortgage loan. Approximately  $13.1 million of the settlement payment was deferred as a component of accumulated other comprehensive loss and is recognized as an increase to interest expense over the life of the underlying hedged item.
     The Company has invested in various investment securities in an effort to increase the amounts earned on the significant amount of unrestricted cash on hand throughout 2008 and 2009. During the year ended December 31, 2009, the Company sold a majority of its investment securities, receiving proceeds of approximately  $215.8 million, and recorded a  $4.9 million realized gain on sale (specific identification) which is included in interest and other income. The following tables set forth the maturity, amortized cost, gross unrealized gains and losses, book/fair value and interest and other income of the various investment securities held as of December 31, 2009 and 2008, respectively (amounts in thousands):

		Other Assets
December 31, 2009		Amortized	Unrealized	Unrealized	Book/	Interest and
Security	Maturity	Cost	Gains	Losses	Fair Value	Other Income
Held-to-Maturity
FDIC-insured promissory notes	Less than one year	$—	$—	$—	$—	$458

Total Held-to-Maturity		—	—	—	—	458

Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	25,000	93	—	25,093	491
Other	Between one and five years or N/A	675	370	—	1,045	7,754

Total Available-for-Sale		25,675	463	—	26,138	8,245

Grand Total		$25,675	$463	$—	$26,138	$8,703

		Other Assets
December 31, 2008		Amortized	Unrealized	Unrealized	Book/	Interest and
Security	Maturity	Cost	Gains	Losses	Fair Value	Other Income
Held-to-Maturity
FDIC-insured promissory notes	Less than one year	$75,000	$—	$—	$75,000	$21

Total Held-to-Maturity		75,000	—	—	75,000	21

Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	54,000	301	—	54,301	305
Other	Between one and five years or N/A	28,001	1,531	—	29,532	638

Total Available-for-Sale		82,001	1,832	—	83,833	943

Grand Total		$157,001	$1,832	$—	$158,833	$964

     A three-level valuation hierarchy exists for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:
▪	Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
▪	Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
▪	Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
     The Company’s derivative positions are valued using models developed by the respective counterparty as well as models developed internally by the Company that use as their basis readily observable market parameters (such as forward yield curves and credit default swap data) and are classified within Level 2 of the valuation hierarchy. In addition, employee holdings other than EQR Common Shares within the supplemental executive retirement plan (the “SERP”) have a fair value of  $61.1 million as of December 31, 2009 and are included in other assets and other liabilities on the consolidated balance sheet. These SERP investments are valued using quoted market prices for identical assets and are classified within Level 1 of the valuation hierarchy.
     The Company’s investment securities are valued using quoted market prices or readily available market interest rate data. The quoted market prices are classified within Level 1 of the valuation hierarchy and the market interest rate data are classified within Level 2 of the valuation hierarchy. Redeemable Noncontrolling Interests — Operating Partnership are valued using the quoted market price of EQR Common Shares and are classified within Level 2 of the valuation hierarchy.
     The Company’s real estate asset impairment charge was the result of an analysis of the parcel’s fair value (determined using internally developed models that were based on market assumptions and comparable sales data) (Level 3) compared to its current capitalized carrying value. The valuation technique used to measure fair value is consistent with how similar assets were measured in prior periods. See Note 19 for further discussion.

Earnings Per Share	12 Months Ended
Dec. 31, 2009
Earnings Per Share [Abstract]
Earnings Per Share
12. Earnings Per Share
     The following tables set forth the computation of net income per share — basic and net income per share — diluted (amounts in thousands except per share amounts):

	Year Ended December 31,
	2009	2008	2007
Numerator for net income per share — basic:
Income (loss) from continuing operations	$20,192	$(21,325)	$13,147
Allocation to Noncontrolling Interests — Operating Partnership, net	(331)	2,391	1,145
Net loss (income) attributable to Noncontrolling Interests — Partially Owned Properties	558	(2,650)	(2,200)
Net income attributable to Preference Interests and Units	(9)	(15)	(441)
Preferred distributions	(14,479)	(14,507)	(22,792)
Premium on redemption of Preferred Shares	—	—	(6,154)

Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	5,931	(36,106)	(17,295)
Discontinued operations, net of Noncontrolling Interests	341,863	429,221	968,537

Numerator for net income per share — basic	$347,794	$393,115	$951,242

Numerator for net income per share — diluted:
Income (loss) from continuing operations	$20,192
Net loss (income) attributable to Noncontrolling Interests — Partially Owned Properties	558
Net income attributable to Preference Interests and Units	(9)
Preferred distributions	(14,479)

Income (loss) from continuing operations available to Common Shares	6,262
Discontinued operations, net	361,837

Numerator for net income per share — diluted	$368,099	$393,115	$951,242

Denominator for net income per share — basic and diluted:
Denominator for net income per share — basic	273,609	270,012	279,406
Effect of dilutive securities:
OP Units	15,558
Long-term compensation award shares/units	938

Denominator for net income per share — diluted	290,105	270,012	279,406

Net income per share — basic	$1.27	$1.46	$3.40

Net income per share — diluted	$1.27	$1.46	$3.40

Net income per share — basic:
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$0.022	$(0.134)	$(0.062)
Discontinued operations, net of Noncontrolling Interests	1.249	1.590	3.467

Net income per share — basic	$1.271	$1.456	$3.405

Net income per share — diluted:
Income (loss) from continuing operations available to Common Shares	$0.022	$(0.134)	$(0.062)
Discontinued operations, net	1.247	1.590	3.467

Net income per share — diluted	$1.269	$1.456	$3.405

Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation award shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2008 and 2007, respectively.
Convertible preferred shares/units that could be converted into 402,501, 427,090 and 652,534 weighted average Common Shares for the years ended December 31, 2009, 2008 and 2007, respectively, were outstanding but were not included in the computation of diluted earnings per share because the effects would be anti-dilutive. In addition, the effect of the Common Shares that could ultimately be issued upon the conversion/exchange of the Operating Partnership’s  $650.0 million ( $482.5 million outstanding at December 31, 2009) exchangeable senior notes was not included in the computation of diluted earnings per share because the effects would be anti-dilutive.
For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 14.

Discontinued Operations	12 Months Ended
Dec. 31, 2009
Discontinued Operations [Abstract]
Discontinued Operations
13. Discontinued Operations
     The Company has presented separately as discontinued operations in all periods the results of operations for all consolidated assets disposed of, all operations related to active condominium conversion properties effective upon their respective transfer into a TRS and all properties held for sale, if any. Results are reflective of dispositions through June 30, 2010.
     The components of discontinued operations are outlined below and include the results of operations for the respective periods that the Company owned such assets during each of the years ended December 31, 2009, 2008, and 2007 (amounts in thousands).

	Year Ended December 31,
	2009	2008	2007
REVENUES
Rental income	$95,487	$196,329	$345,376

Total revenues	95,487	196,329	345,376

EXPENSES (1)
Property and maintenance	33,057	59,009	108,351
Real estate taxes and insurance	11,101	21,930	42,377
Property management	—	(62)	266
Depreciation	24,219	49,556	91,180
General and administrative	34	29	15

Total expenses	68,411	130,462	242,189

Discontinued operating income	27,076	65,867	103,187

Interest and other income	21	249	328
Other expenses	(1)	—	(3)
Interest (2):
Expense incurred, net	(1,390)	(3,061)	(7,847)
Amortization of deferred financing costs	(333)	(20)	(1,776)
Income and other tax benefit (expense)	1,165	1,846	7,307

Discontinued operations	26,538	64,881	101,196
Net gain on sales of discontinued operations	335,299	392,857	933,013

Discontinued operations, net	$361,837	$457,738	$1,034,209

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.

(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.
     For the properties sold during 2009 and the first six months of 2010 (excluding condominium conversion properties), the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2008 were  $662.2 million and  $38.9 million, respectively. For the properties sold during the first six months of 2010 (excluding condominium conversion properties), the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2009 were  $85.3 million and  $40.0 million, respectively.
     The net real estate basis of the Company’s active condominium conversion properties owned by the TRS and included in discontinued operations (excludes the Company’s halted conversions as they are now held for use), which were included in investment in real estate, net in the consolidated balance sheets, was  $11.8 million and  $24.1 million at December 31, 2009 and 2008, respectively.

Share Incentive Plans	12 Months Ended
Dec. 31, 2009
Share Incentive Plans [Abstract]
Share Incentive Plans
14. Share Incentive Plans
     On May 15, 2002, the shareholders of EQR approved the Company’s 2002 Share Incentive Plan. The maximum aggregate number of awards that may be granted under this plan may not exceed 7.5% of the Company’s outstanding Common Shares calculated on a “fully diluted” basis and determined annually on the first day of each calendar year. As of January 1, 2010, this amount equaled 22,091,629, of which 6,295,992 shares were available for future issuance. No awards may be granted under the 2002 Share Incentive Plan, as restated, after February 20, 2012.
     Pursuant to the 2002 Share Incentive Plan, as restated, and the Amended and Restated 1993 Share Option and Share Award Plan, as amended (collectively the “Share Incentive Plans”), officers, trustees and key employees of the Company may be granted share options to acquire Common Shares (“Options”) including non-qualified share options (“NQSOs”), incentive share options (“ISOs”) and share appreciation rights (“SARs”), or may be granted restricted or non-restricted shares, subject to conditions and restrictions as described in the Share Incentive Plans. In addition, each year prior to 2007, certain executive officers of the Company participated in the Company’s performance-based restricted share plan. Effective January 1, 2007, the Company elected to discontinue the award of new performance-based award grants. Options, SARs, restricted shares, performance shares and LTIP Units (see discussion below) are sometimes collectively referred to herein as “Awards”.
     The Options are generally granted at the fair market value of the Company’s Common Shares at the date of grant, vest in three equal installments over a three-year period, are exercisable upon vesting and expire ten years from the date of grant. The exercise price for all Options under the Share Incentive Plans is equal to the fair market value of the underlying Common Shares at the time the Option is granted. Options exercised result in new Common Shares being issued on the open market. The Amended and Restated 1993 Share Option and Share Award Plan, as amended, will terminate at such time as all outstanding Awards have expired or have been exercised/vested. The Board of Trustees may at any time amend or terminate the Share Incentive Plans, but termination will not affect Awards previously granted. Any Options which had vested prior to such a termination would remain exercisable by the holder.
     Restricted shares that have been awarded through December 31, 2009 generally vest three years from the award date. In addition, the Company’s unvested restricted shareholders have the same voting rights as any other Common Share holder. During the three-year period of restriction, the Company’s unvested restricted shareholders receive quarterly dividend payments on their shares at the same rate and on the same date as any other Common Share holder. As a result, dividends paid on unvested restricted shares are included as a component of retained earnings and have not been considered in reducing net income available to Common Shares in a manner similar to the Company’s preferred share dividends for the earnings per share calculation. If employment is terminated prior to the lapsing of the restriction, the shares are generally canceled.
     In December 2008, the Company’s 2002 Share Incentive Plan was amended to allow for the issuance of long-term incentive plan units (“LTIP Units”) to officers of the Company as an alternative to the Company’s restricted shares. LTIP Units are a class of partnership interests that under certain conditions, including vesting, are convertible by the holder into an equal number of OP Units, which are redeemable by the holder for EQR Common Shares on a one-for-one basis or the cash value of such shares at the option of the Company. In connection with the February 2009 grant of long-term incentive compensation for services provided during 2008, officers of the Company were allowed to choose, on a one-for-one basis, between restricted shares and LTIP Units. Similar to restricted shares, LTIP Units generally vest three years from the award date. In addition, LTIP Unit holders receive quarterly dividend payments on their LTIP Units at the same rate and on the same date as any other OP Unit holder. As a result, dividends paid on LTIP Units are included as a component of Noncontrolling Interests – Operating Partnership and have not been considered in reducing net income available to Common Shares in a manner similar to the Company’s preferred share dividends for the earnings per share calculation. If employment is terminated prior to vesting, the LTIP Units are generally canceled. An LTIP Unit will automatically convert to an OP Unit when the capital account of each LTIP Unit increases (“books-up”) to a specified target. If the capital target is not attained within ten years following the date of issuance, the LTIP Unit will automatically be canceled and no compensation will be payable to the holder of such canceled LTIP Unit.
     The Company’s Share Incentive Plans provide for certain benefits upon retirement at or after age 62. As of November 4, 2008, but effective as of January 1, 2009, the Company changed the definition of retirement for employees (including all officers but not non-employee members of the Company’s Board of Trustees) under its Share Incentive Plans. For employees hired prior to January 1, 2009, retirement generally will mean the termination of employment (other than for cause): (i) on or after age 62; or (ii) prior to age 62 after meeting the requirements of the Rule of 70 (described below). For employees hired after January 1, 2009, retirement generally will mean the termination of employment (other than for cause) after meeting the requirements of the Rule of 70.
     The Rule of 70 is met when an employee’s years of service with the Company (which must be at least 15 years) plus his or her age (which must be at least 55 years) on the date of termination equals or exceeds 70 years. In addition, the employee must give the Company at least 6 months’ advance written notice of his or her intention to retire and sign a release upon termination of employment, releasing the Company from customary claims and agreeing to ongoing non-competition and employee non-solicitation provisions. John Powers, Executive Vice President — Human Resources, became eligible for retirement in 2009 as he turned 62. Frederick C. Tuomi, President — Property Management, became eligible for retirement under the Rule of 70 in 2009. The following executive officers of the Company will become eligible for retirement under the Rule of 70 in the next two years: Bruce C. Strohm, Executive Vice President and General Counsel — 2010 and David J. Neithercut, Chief Executive Officer and President — 2011.
     For employees hired prior to January 1, 2009, who retire at or after age 62, such employee’s unvested restricted shares and share options would immediately vest, and share options would continue to be exercisable for the balance of the applicable ten-year option period, as was provided under the Share Incentive Plans prior to the adoption of the Rule of 70. For all other employees (those hired after January 1, 2009 and those hired before such date who choose to retire prior to age 62), upon such retirement under the new definition of retirement of employees, such employee’s unvested restricted shares and share options would continue to vest per the original vesting schedule (subject to immediate vesting upon the occurrence of a subsequent change in control of the Company or the employee’s death), and options would continue to be exercisable for the balance of the applicable ten-year option period, subject to the employee’s compliance with the non-competition and employee non-solicitation provisions. If an employee violates these provisions after such retirement, all unvested restricted shares and unvested and vested share options at the time of the violation would be void, unless otherwise determined by the Compensation Committee of the Company’s Board of Trustees.
     The following tables summarize compensation information regarding the performance shares, restricted shares, LTIP Units, share options and Employee Share Purchase Plan (“ESPP”) for the three years ended December 31, 2009, 2008 and 2007 (amounts in thousands):

	Year Ended December 31, 2009
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Performance shares	$103	$76	$179	$—
Restricted shares	10,065	1,067	11,132	1,627
LTIP Units	1,036	158	1,194	254
Share options	5,458	538	5,996	—
ESPP discount	1,181	122	1,303	—

Total	$17,843	$1,961	$19,804	$1,881

	Year Ended December 31, 2008
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Performance shares	$(8)	$—	$(8)	$—
Restricted shares	15,761	1,517	17,278	2,175
Share options	5,361	485	5,846	—
ESPP discount	1,197	92	1,289	—

Total	$22,311	$2,094	$24,405	$2,175

	Year Ended December 31, 2007
	Compensation	Compensation	Compensation	Dividends
	Expense	Capitalized	Equity	Incurred
Performance shares	$1,278	$—	$1,278	$—
Restricted shares	13,816	1,414	15,230	2,296
Share options	4,922	423	5,345	—
ESPP discount	1,615	86	1,701	—

Total	$21,631	$1,923	$23,554	$2,296

     Compensation expense is generally recognized for Awards as follows:
▪	Restricted shares, LTIP Units and share options — Straight-line method over the vesting period of the options or shares regardless of cliff or ratable vesting distinctions.

▪	Performance shares — Accelerated method with each vesting tranche valued as a separate award, with a separate vesting date, consistent with the estimated value of the award at each period end.

▪	ESPP discount — Immediately upon the purchase of common shares each quarter.
     The Company accelerates the recognition of compensation expense for all Awards for those individuals approaching or meeting the retirement age criteria discussed above. The total compensation expense related to Awards not yet vested at December 31, 2009 is  $18.7 million, which is expected to be recognized over a weighted average term of 1.3 years.
     See Note 2 for additional information regarding the Company’s share-based compensation.
     The table below summarizes the Award activity of the Share Incentive Plans for the three years ended December 31, 2009, 2008 and 2007:

		Weighted		Weighted		Weighted
	Common	Average		Average Fair		Average Fair
	Shares Subject	Exercise Price	Restricted	Value per	LTIP	Value per
	to Options	per Option	Shares	Restricted Share	Units	LTIP Unit
Balance at December 31, 2006	9,415,787	$29.71	1,302,757	$34.85
Awards granted (1)	1,030,935	$53.46	453,580	$52.56
Awards exercised/vested (2) (3)	(1,040,765)	$27.00	(477,002)	$31.78
Awards forfeited	(166,585)	$44.88	(101,147)	$41.92
Awards expired	(54,231)	$36.45	—	—

Balance at December 31, 2007	9,185,141	$32.37	1,178,188	$42.30
Awards granted (1)	1,436,574	$38.46	524,983	$38.29
Awards exercised/vested (2) (3)	(995,129)	$24.75	(644,131)	$35.99
Awards forfeited	(113,786)	$43.95	(63,029)	$44.87
Awards expired	(39,541)	$35.91	—	—

Balance at December 31, 2008	9,473,259	$33.94	996,011	$44.16	—	—
Awards granted (1)	2,541,005	$23.08	362,997	$22.62	155,189	$21.11
Awards exercised/vested (2) (3)	(422,713)	$21.62	(340,362)	$42.67	—	—
Awards forfeited	(146,151)	$30.07	(64,280)	$35.28	(573)	$21.11
Awards expired	(95,650)	$32.21	—	—	—	—

Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2009, 2008 and 2007 was $3.38 per share, $4.08 per share and $6.26 per share, respectively.

(2)	The aggregate intrinsic value of options exercised during the years ended December 31, 2009, 2008 and 2007 was $2.8 million, $15.6 million and $13.7 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.

(3)	The fair value of restricted shares vested during the years ended December 31, 2009, 2008 and 2007 was $8.0 million, $23.9 million and $25.5 million, respectively.
     The following table summarizes information regarding options outstanding and exercisable at December 31, 2009:

	Options Outstanding (1)			Options Exercisable (2)
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
		Contractual	Exercise		Exercise
Range of Exercise Prices	Options	Life in Years	Price	Options	Price
$16.05 to $21.40	5,031	0.07	$21.06	5,031	$21.06
$21.41 to $26.75	3,719,303	6.79	$23.48	1,290,389	$24.26
$26.76 to $32.10	3,992,533	3.64	$29.55	3,992,533	$29.55
$32.11 to $37.45	29,831	5.26	$32.56	25,982	$32.50
$37.46 to $42.80	2,718,309	6.72	$40.41	2,005,249	$41.05
$42.81 to $48.15	4,308	6.64	$45.21	4,097	$45.29
$48.16 to $53.50	880,435	6.75	$53.50	651,534	$53.50

$16.05 to $53.50	11,349,750	5.66	$32.03	7,974,815	$33.55

Vested and expected to vest as of December 31, 2009	10,772,282	5.63	$32.40

(1)	The aggregate intrinsic value of both options outstanding and options vested and expected to vest as of December 31, 2009 is $49.9 million.

(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2009 is $29.3 million and 4.3 years, respectively.
Note: The aggregate intrinsic values in Notes (1) and (2) above were both calculated as the excess, if any, between the Company’s closing share price of  $33.78 per share on December 31, 2009 and the strike price of the underlying awards.
     As of December 31, 2008 and 2007, 7,522,344 Options (with a weighted average exercise price of  $31.58) and 7,000,222 Options (with a weighted average exercise price of  $28.45) were exercisable, respectively.

Employee Plans	12 Months Ended
Dec. 31, 2009
Employee Plans [Abstract]
Employee Plans
15. Employee Plans
     The Company established an Employee Share Purchase Plan to provide each employee and trustee the ability to annually acquire up to  $100,000 of Common Shares of the Company. In 2003, the Company’s shareholders approved an increase in the aggregate number of Common Shares available under the ESPP to 7,000,000 (from 2,000,000). The Company has 3,561,333 Common Shares available for purchase under the ESPP at December 31, 2009. The Common Shares may be purchased quarterly at a price equal to 85% of the lesser of: (a) the closing price for a share on the last day of such quarter; and (b) the greater of: (i) the closing price for a share on the first day of such quarter, and (ii) the average closing price for a share for all the business days in the quarter. The following table summarizes information regarding the Common Shares issued under the ESPP:

	Year Ended December 31,
	2009	2008	2007
	(Amounts in thousands except share and per share amounts)
Shares issued	324,394	195,961	189,071
Issuance price ranges	$14.21 – $24.84	$23.51 – $37.61	$31.38 – $43.17
Issuance proceeds	$5,292	$6,170	$7,165
     The Company established a defined contribution plan (the “401(k) Plan”) to provide retirement benefits for employees that meet minimum employment criteria. The Company matches dollar for dollar up to the first 3% of eligible compensation that a participant contributes to the 401(k) Plan. Participants are vested in the Company’s contributions over five years. The Company recognized an expense in the amount of  $3.5 million,  $3.8 million and  $4.2 million for the years ended December 31, 2009, 2008 and 2007, respectively.
     The Company may also elect to make an annual discretionary profit-sharing contribution as a percentage of each individual employee’s eligible compensation under the 401(k) Plan. The Company did not make a contribution for the years ended December 31, 2009 and 2008 and as such, no expense was recognized in either year. The Company recognized an expense of approximately  $1.5 million for the year ended December 31, 2007.
     The Company established a supplemental executive retirement plan (the “SERP”) to provide certain officers and trustees an opportunity to defer a portion of their eligible compensation in order to save for retirement. The SERP is restricted to investments in Company Common Shares, certain marketable securities that have been specifically approved and cash equivalents. The deferred compensation liability represented in the SERP and the securities issued to fund such deferred compensation liability are consolidated by the Company and carried on the Company’s balance sheet, and the Company’s Common Shares held in the SERP are accounted for as a reduction to paid in capital.

Distribution Reinvestment and Share Purchase Plan	12 Months Ended
Dec. 31, 2009
Distribution Reinvestment and Share Purchase Plan [Abstract]
Distribution Reinvestment and Share Purchase Plan
16. Distribution Reinvestment and Share Purchase Plan
     On November 3, 1997, the Company filed with the SEC a Form S-3 Registration Statement to register 14,000,000 Common Shares pursuant to a Distribution Reinvestment and Share Purchase Plan (the “DRIP Plan”). The registration statement was declared effective on November 25, 1997. The remaining shares available for issuance under the 1997 registration lapsed in December 2008.
     On December 16, 2008, the Company filed with the SEC a Form S-3 Registration Statement to register 5,000,000 Common Shares under the DRIP Plan. The registration statement was automatically declared effective the same day and expires at the earlier of the date in which all 5,000,000 shares have been issued or December 15, 2011. The Company has 4,932,533 Common Shares available for issuance under the DRIP Plan at December 31, 2009.
     The DRIP Plan provides holders of record and beneficial owners of Common Shares and Preferred Shares with a simple and convenient method of investing cash distributions in additional Common Shares (which is referred to herein as the “Dividend Reinvestment – DRIP Plan”). Common Shares may also be purchased on a monthly basis with optional cash payments made by participants in the DRIP Plan and interested new investors, not currently shareholders of the Company, at the market price of the Common Shares less a discount ranging between 0% and 5%, as determined in accordance with the DRIP Plan (which is referred to herein as the “Share Purchase – DRIP Plan”). Common Shares purchased under the DRIP Plan may, at the option of the Company, be directly issued by the Company or purchased by the Company’s transfer agent in the open market using participants’ funds.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2009
Transactions with Related Parties [Abstract]
Transactions with Related Parties
17. Transactions with Related Parties
     The Company provided asset and property management services to certain related entities for properties not owned by the Company, which terminated in December 2008. Fees received for providing such services were approximately  $0.3 million for both the years ended December 31, 2008 and 2007.
     The Company leases its corporate headquarters from an entity controlled by EQR’s Chairman of the Board of Trustees. The lease terminates on July 31, 2011. Amounts incurred for such office space for the years ended December 31, 2009, 2008 and 2007, respectively, were approximately  $3.0 million,  $2.9 million and  $2.9 million. The Company believes these amounts equal market rates for such rental space.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2009
Commitments and Contingencies [Abstract]
Commitments and Contingencies
18. Commitments and Contingencies
     The Company, as an owner of real estate, is subject to various Federal, state and local environmental laws. Compliance by the Company with existing laws has not had a material adverse effect on the Company. However, the Company cannot predict the impact of new or changed laws or regulations on its current properties or on properties that it may acquire in the future.
     The Company is party to a housing discrimination lawsuit brought by a non-profit civil rights organization in April 2006 in the U.S. District Court for the District of Maryland. The suit alleges that the Company designed and built approximately 300 of its properties in violation of the accessibility requirements of the Fair Housing Act and Americans With Disabilities Act. The suit seeks actual and punitive damages, injunctive relief (including modification of non-compliant properties), costs and attorneys’ fees. The Company believes it has a number of viable defenses, including that a majority of the named properties were completed before the operative dates of the statutes in question and/or were not designed or built by the Company. Accordingly, the Company is defending the suit vigorously. Due to the pendency of the Company’s defenses and the uncertainty of many other critical factual and legal issues, it is not possible to determine or predict the outcome of the suit and as a result, no amounts have been accrued at December 31, 2009. While no assurances can be given, the Company does not believe that the suit, if adversely determined, would have a material adverse effect on the Company.
     The Company does not believe there is any other litigation pending or threatened against it that, individually or in the aggregate, may reasonably be expected to have a material adverse effect on the Company.
     The Company has established a reserve and recorded a corresponding reduction to its net gain on sales of discontinued operations related to potential liabilities associated with its condominium conversion activities. The reserve covers potential product liability related to each conversion. The Company periodically assesses the adequacy of the reserve and makes adjustments as necessary. During the year ended December 31, 2009, the Company recorded additional reserves of approximately  $3.3 million (primarily related to an insurance settlement), paid approximately  $4.7 million in claims and released approximately  $2.2 million of remaining reserves for settled claims. As a result, the Company had total reserves of approximately  $6.7 million at December 31, 2009. While no assurances can be given, the Company does not believe that the ultimate resolution of these potential liabilities, if adversely determined, would have a material adverse effect on the Company.
     As of December 31, 2009, the Company has four projects totaling 1,700 units in various stages of development with estimated completion dates ranging through June 30, 2011. Some of the projects are developed solely by the Company, while others are co-developed with various third party development partners. The development venture agreements with partners are primarily deal-specific, with differing terms regarding profit-sharing, equity contributions, returns on investment, buy-sell agreements and other customary provisions. The partner is most often the “general” or “managing” partner of the development venture. The typical buy-sell arrangements contain appraisal rights and provisions that provide the right, but not the obligation, for the Company to acquire the partner’s interest in the project at fair market value upon the expiration of a negotiated time period (typically two to five years after substantial completion of the project).
     During the years ended December 31, 2009, 2008 and 2007, total operating lease payments incurred for office space, including a portion of real estate taxes, insurance, repairs and utilities, and including rent due under three ground leases, aggregated  $8.4 million,  $8.3 million and  $7.6 million, respectively.
     The Company has entered into a retirement benefits agreement with its Chairman of the Board of Trustees and deferred compensation agreements with its Vice Chairman and two former chief executive officers. During the years ended December 31, 2009 and 2007, the Company recognized compensation expense of  $1.2 million and  $0.7 million, respectively, related to these agreements. During the year ended December 31, 2008, the Company reduced compensation expense by  $0.4 million related to these agreements.
     The following table summarizes the Company’s contractual obligations for minimum rent payments under operating leases and deferred compensation for the next five years and thereafter as of December 31, 2009:

Payments Due by Year (in thousands)
	2010	2011	2012	2013	2014	Thereafter	Total
Operating Leases:
Minimum Rent Payments (a)	$6,520	$4,661	$2,468	$2,194	$1,824	$306,365	$324,032
Other Long-Term Liabilities:
Deferred Compensation (b)	1,457	2,070	2,070	1,472	1,664	9,841	18,574

(a)	Minimum basic rent due for various office space the Company leases and fixed base rent due on ground leases for four properties/parcels.

(b)	Estimated payments to the Company’s Chairman, Vice Chairman and two former CEO’s based on planned retirement dates.

Impairment and Other Expenses	12 Months Ended
Dec. 31, 2009
Impairment and Other Expenses [Abstract]
Impairment and Other Expenses
19. Impairment and Other Expenses
     During the year ended December 31, 2009, the Company recorded an approximate  $11.1 million non-cash asset impairment charge on a parcel of land held for development. During the year ended December 31, 2008, the Company recorded approximately  $116.4 million of non-cash asset impairment charges on land held for development related to five potential development projects that will no longer be pursued. These charges were the result of an analysis of each parcel’s estimated fair value (determined using internally developed models based on market assumptions and comparable sales data) compared to its current capitalized carrying value and management’s decision to reduce the number of planned development projects the Company will undertake.
     During the years ended December 31, 2009, 2008 and 2007, the Company incurred charges of  $6.5 million,  $5.8 million and  $1.8 million, respectively, related to the write-off of various pursuit and out-of-pocket costs for terminated acquisition, disposition (including halted condominium conversions) and development transactions and related to transaction closing costs, such as survey, title and legal fees, on the acquisition of operating properties and are included in other expenses on the Consolidated Statements of Operations.

Reportable Segments	12 Months Ended
Dec. 31, 2009
Reportable Segments [Abstract]
Reportable Segments
20. Reportable Segments
     Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by senior management. Senior management decides how resources are allocated and assesses performance on a monthly basis.
     The Company’s primary business is owning, managing and operating multifamily residential properties, which includes the generation of rental and other related income through the leasing of apartment units to residents. Senior management evaluates the performance of each of our apartment communities individually and geographically, and both on a same store and non-same store basis; however, each of our apartment communities generally has similar economic characteristics, residents, products and services. The Company’s operating segments have been aggregated by geography in a manner identical to that which is provided to its chief operating decision maker.
     The Company’s fee and asset management, development (including its partially owned properties), condominium conversion and corporate housing (Equity Corporate Housing or “ECH”) activities are immaterial and do not individually meet the threshold requirements of a reportable segment and as such, have been aggregated in the “Other” segment in the tables presented below.
     All revenues are from external customers and there is no customer who contributed 10% or more of the Company’s total revenues during the three years ended December 31, 2009, 2008, or 2007.
     The primary financial measure for the Company’s rental real estate properties is net operating income (“NOI”), which represents rental income less: 1) property and maintenance expense; 2) real estate taxes and insurance expense; and 3) property management expense (all as reflected in the accompanying consolidated statements of operations). The Company believes that NOI is helpful to investors as a supplemental measure of the operating performance of a real estate company because it is a direct measure of the actual operating results of the Company’s apartment communities. Current year NOI is compared to prior year NOI and current year budgeted NOI as a measure of financial performance. The following tables present NOI for each segment from our rental real estate specific to continuing operations for the years ended December 31, 2009, 2008 and 2007, respectively, as well as total assets for the years ended December 31, 2009 and 2008, respectively (amounts in thousands):

	Year Ended December 31, 2009
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$544,166	$358,718	$395,014	$427,876	$—	$1,725,774
Non-same store/other (2) (3)	63,663	18,031	13,473	26,394	86,030	207,591
Properties sold — June YTD 2010 (4)	—	—	—	—	(22,664)	(22,664)

Total rental income	607,829	376,749	408,487	454,270	63,366	1,910,701

Operating expenses:
Same store (1)	203,061	129,144	163,473	148,616	—	644,294
Non-same store/other (2) (3)	26,684	8,226	5,288	13,384	76,528	130,110
Properties sold — June YTD 2010 (4)	—	—	—	—	(8,415)	(8,415)

Total operating expenses	229,745	137,370	168,761	162,000	68,113	765,989

NOI:
Same store (1)	341,105	229,574	231,541	279,260	—	1,081,480
Non-same store/other (2) (3)	36,979	9,805	8,185	13,010	9,502	77,481
Properties sold — June YTD 2010 (4)	—	—	—	—	(14,249)	(14,249)

Total NOI	$378,084	$239,379	$239,726	$292,270	$(4,747)	$1,144,712

Total assets	$5,042,017	$2,591,361	$2,757,701	$2,774,666	$2,251,770	$15,417,515

(1)	Same store includes properties owned for all of both 2009 and 2008 which represented 113,598 units.

(2)	Non-same store includes properties acquired after January 1, 2008.

(3)	Other includes ECH, development, condominium conversion overhead of $1.4 million and other corporate operations. Also reflects a $9.6 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Properties sold — June YTD 2010 reflects discontinued operations for properties sold during the first six months of 2010.

	Year Ended December 31, 2008
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,712	$372,197	$407,871	$444,403	$—	$1,778,183
Non-same store/other (2) (3)	37,000	18,347	6,090	23,400	101,934	186,771
Properties sold — June YTD 2010 (4)	—	—	—	—	(23,086)	(23,086)

Total rental income	590,712	390,544	413,961	467,803	78,848	1,941,868

Operating expenses:
Same store (1)	199,673	128,448	166,022	150,980	—	645,123
Non-same store/other (2) (3)	16,806	7,664	2,995	14,363	101,742	143,570
Properties sold — June YTD 2010 (4)	—	—	—	—	(8,301)	(8,301)

Total operating expenses	216,479	136,112	169,017	165,343	93,441	780,392

NOI:
Same store (1)	354,039	243,749	241,849	293,423	—	1,133,060
Non-same store/other (2) (3)	20,194	10,683	3,095	9,037	192	43,201
Properties sold — June YTD 2010 (4)	—	—	—	—	(14,785)	(14,785)

Total NOI	$374,233	$254,432	$244,944	$302,460	$(14,593)	$1,161,476

Total assets	$5,039,670	$2,653,018	$2,857,703	$2,865,069	$3,119,650	$16,535,110

(1)	Same store includes properties owned for all of both 2009 and 2008 which represented 113,598 units.

(2)	Non-same store includes properties acquired after January 1, 2008.

(3)	Other includes ECH, development, condominium conversion overhead of $2.8 million and other corporate operations. Also reflects a $13.6 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Properties sold — June YTD 2010 reflects discontinued operations for properties sold during the first six months of 2010.

	Year Ended December 31, 2007
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$502,221	$351,925	$379,978	$451,072	$—	$1,685,196
Non-same store/other (2) (3)	46,641	17,380	48,840	35,448	104,369	252,678
Properties sold in 2009 (4)	—	—	—	—	(123,011)	(123,011)
Properties sold — June YTD 2010 (5)	—	—	—	—	(22,234)	(22,234)

Total rental income	548,862	369,305	428,818	486,520	(40,876)	1,792,629

Operating expenses:
Same store (1)	184,287	126,161	153,734	154,700	—	618,882
Non-same store/other (2) (3)	22,656	7,222	19,133	19,730	101,111	169,852
Properties sold in 2009 (4)	—	—	—	—	(46,472)	(46,472)
Properties sold — June YTD 2010 (5)	—	—	—	—	(8,124)	(8,124)

Total operating expenses	206,943	133,383	172,867	174,430	46,515	734,138

NOI:
Same store (1)	317,934	225,764	226,244	296,372	—	1,066,314
Non-same store/other (2) (3)	23,985	10,158	29,707	15,718	3,258	82,826
Properties sold in 2009 (4)	—	—	—	—	(76,539)	(76,539)
Properties sold — June YTD 2010 (5)	—	—	—	—	(14,110)	(14,110)

Total NOI	$341,919	$235,922	$255,951	$312,090	$(87,391)	$1,058,491

(1)	Same store includes properties owned for all of both 2008 and 2007 which represented 115,051 units.

(2)	Non-same store includes properties acquired after January 1, 2007.

(3)	Other includes ECH, development, condominium conversion overhead of $4.8 million and other corporate operations. Also reflects a $16.6 million elimination of rental income recorded in Northeast, Northwest, Southeast and Southwest operating segments related to ECH.

(4)	Reflects discontinued operations for properties sold during 2009.

(5)	Properties sold — June YTD 2010 reflects discontinued operations for properties sold during the first six months of 2010.

Note:	Markets included in the above geographic segments are as follows:

(a)	Northeast — New England (excluding Boston), Boston, New York Metro, DC Northern Virginia and Suburban Maryland.

(b)	Northwest — Central Valley, Denver, Portland, San Francisco Bay Area and Seattle/Tacoma.

(c)	Southeast — Atlanta, Jacksonville, Orlando, Raleigh/Durham, South Florida and Tampa.

(d)	Southwest — Albuquerque, Dallas/Ft. Worth, Inland Empire, Los Angeles, Orange County, Phoenix, San Diego and Tulsa.
     The following table presents a reconciliation of NOI from our rental real estate specific to continuing operations for the years ended December 31, 2009, 2008 and 2007, respectively:

	Year Ended December 31,
	2009	2008	2007
	(Amounts in thousands)
Rental income	$1,910,701	$1,941,868	$1,792,629
Property and maintenance expense	(480,840)	(501,824)	(466,835)
Real estate taxes and insurance expense	(213,211)	(201,505)	(179,827)
Property management expense	(71,938)	(77,063)	(87,476)

Total operating expenses	(765,989)	(780,392)	(734,138)

Net operating income	$1,144,712	$1,161,476	$1,058,491

Subsequent Events/Other	12 Months Ended
Dec. 31, 2009
Subsequent Events/Other [Abstract]
Subsequent Events/Other
21. Subsequent Events/Other
     Subsequent Events
     Subsequent to December 31, 2009 and up until the time of this filing, the Company:
▪	Acquired five apartment properties consisting of 1,174 units for $495.6 million;
▪	Sold four consolidated apartment properties consisting of 1,025 units for $94.9 million (excluding condominium units) and one unconsolidated apartment property consisting of 268 units for $13.4 million (sales price listed is the gross sales price);
▪	Assumed $10.4 million of mortgage debt in conjunction with the acquisition of one property;
▪	Was released from $40.0 million of mortgage debt assumed by the purchaser on two disposed properties;
▪	Repaid $24.2 million of mortgage loans;
▪	Entered into $200.0 million of forward starting swaps to hedge changes in interest rates related to future secured or unsecured debt issuances;
▪	Repurchased and retired 58,130 of its Common Shares at an average price of $32.46 per share for total consideration of $1.9 million from employees to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares; and
▪	Issued 1.1 million Common Shares at an average price of $33.87 per share for total consideration of $35.8 million under the Company’s ATM share offering program.
     Other
     During the years ended December 31, 2008 and 2007, the Company recognized  $0.7 million and  $0.3 million, respectively, of forfeited deposits for various terminated transactions, which are included in interest and other income. In addition, during 2009, 2008 and 2007, the Company received  $0.2 million,  $1.7 million and  $4.1 million, respectively, for the settlement of litigation/insurance claims, which are included in interest and other income in the accompanying consolidated statements of operations.
     During the years ended December 31, 2009, 2008 and 2007, in addition to the amounts discussed below for its former Chief Financial Officer (“CFO”) and one other former executive vice president, the Company recorded approximately  $1.4 million,  $4.3 million and  $0.5 million of additional general and administrative expense, respectively, and  $1.6 million,  $0.8 million and  $1.6 million of additional property management expense, respectively, related primarily to cash severance for various employees.
     During the year ended December 31, 2007, the Company entered into resignation/release agreements with its former CFO and one other former executive vice president. The Company recorded approximately  $3.4 million of additional general and administrative expense during the year ended December 31, 2007 related to cash severance and accelerated vesting of share options and restricted/performance shares.
     The Company recorded a reduction to general and administrative expense of approximately  $1.7 million during the year ended December 31, 2007 due to the successful resolution of a certain lawsuit in Florida, resulting in the reversal of the majority of a previously established litigation reserve. The Company had previously recorded a reduction to general and administrative expense of approximately  $2.8 million during the year ended December 31, 2006 due to the recovery of insurance proceeds related to the same lawsuit.
     During the year ended December 31, 2007, the Company received  $1.2 million related to its 7.075% ownership interest in Wellsford Park Highlands Corporation (“WPHC”), an entity which owns a condominium development in Denver, Colorado. The Company recorded a gain of approximately  $0.7 million as income from investments in unconsolidated entities and has no further ownership interest in WPHC.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2009
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
22. Quarterly Financial Data (Unaudited)
     The following unaudited quarterly data has been prepared on the basis of a December 31 year-end. All amounts have also been restated in accordance with the guidance on discontinued operations, noncontrolling interests and convertible debt, and reflect dispositions and/or properties held for sale through June 30, 2010. Amounts are in thousands, except for per share amounts.

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2009	3/31	6/30	9/30	12/31
Total revenues (1)	$482,475	$480,333	$480,874	$477,365
Operating income (1)	132,245	126,944	128,837	133,239
Income (loss) from continuing operations (1)	11,948	12,339	9,051	(13,146)
Discontinued operations, net (1)	73,473	93,593	134,314	60,457
Net income *	85,421	105,932	143,365	47,311
Net income available to Common Shares	77,175	96,585	132,362	41,672
Earnings per share — basic:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	272,324	272,901	273,658	275,519
Earnings per share — diluted:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	288,853	289,338	290,215	275,519

(1)	The amounts presented for 2009 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 25, 2010 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first six months of 2010. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2009	3/31	6/30	9/30	12/31
Total revenues previously reported in 2009 Form 10-K	$488,238	$485,954	$486,532	$482,987
Total revenues subsequently reclassified to discontinued operations	(5,763)	(5,621)	(5,658)	(5,622)

Total revenues disclosed in Form 8-K	$482,475	$480,333	$480,874	$477,365

Operating income previously reported in 2009 Form 10-K	$134,320	$129,002	$130,798	$135,270
Operating income subsequently reclassified to discontinued operations	(2,075)	(2,058)	(1,961)	(2,031)

Operating income disclosed in Form 8-K	$132,245	$126,944	$128,837	$133,239

Income from continuing operations previously reported in 2009 Form 10-K	$14,023	$14,397	$11,012	$(11,401)
Income from continuing operations subsequently reclassified to discontinued operations	(2,075)	(2,058)	(1,961)	(1,745)

Income from continuing operations disclosed in Form 8-K	$11,948	$12,339	$9,051	$(13,146)

Discontinued operations, net previously reported in 2009 Form 10-K	$71,398	$91,535	$132,353	$58,712
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,075	2,058	1,961	1,745

Discontinued operations, net disclosed in Form 8-K	$73,473	$93,593	$134,314	$60,457

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2008	3/31	6/30	9/30	12/31
Total revenues (2)	$470,343	$488,052	$498,958	$495,230
Operating income (2)	127,462	149,038	143,845	29,144
Income (loss) from continuing operations (2)	6,434	30,125	22,052	(79,936)
Discontinued operations, net (2)	141,094	109,868	165,073	41,703
Net income (loss) *	147,528	139,993	187,125	(38,233)
Net income (loss) available to Common Shares	134,490	126,625	172,246	(40,246)
Earnings per share — basic:
Net income (loss) available to Common Shares	$0.50	$0.47	$0.64	$(0.15)
Weighted average Common Shares outstanding	268,784	269,608	270,345	271,293
Earnings per share — diluted:
Net income (loss) available to Common Shares	$0.50	$0.46	$0.63	$(0.15)
Weighted average Common Shares outstanding	289,317	290,445	290,795	271,293

(2)	The amounts presented for 2008 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 25, 2010 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first six months of 2010. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2008	3/31	6/30	9/30	12/31
Total revenues previously reported in 2009 Form 10-K	$476,035	$493,778	$504,737	$501,119
Total revenues subsequently reclassified to discontinued operations	(5,692)	(5,726)	(5,779)	(5,889)

Total revenues disclosed in Form 8-K	$470,343	$488,052	$498,958	$495,230

Operating income previously reported in 2009 Form 10-K	$129,593	$151,215	$145,954	$31,396
Operating income subsequently reclassified to discontinued operations	(2,131)	(2,177)	(2,109)	(2,252)

Operating income disclosed in Form 8-K	$127,462	$149,038	$143,845	$29,144

Income (loss) from continuing operations previously reported in 2009 Form 10-K	$8,504	$32,239	$24,118	$(77,684)
Income from continuing operations subsequently reclassified to discontinued operations	(2,070)	(2,114)	(2,066)	(2,252)

Income (loss) from continuing operations disclosed in Form 8-K	$6,434	$30,125	$22,052	$(79,936)

Discontinued operations, net previously reported in 2009 Form 10-K	$139,024	$107,754	$163,007	$39,451
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,070	2,114	2,066	2,252

Discontinued operations, net disclosed in Form 8-K	$141,094	$109,868	$165,073	$41,703

*	The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2009 and 2008. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2009
Real Estate and Accumulated Depreciation [Abstract]
Real Estate and Accumulated Depreciation
Schedule III — Real Estate and Accumulated Depreciation
Overall Summary
December 31, 2009

	Properties		Investment in Real	Accumulated	Investment in Real
	(H)	Units (H)	Estate, Gross	Depreciation	Estate, Net	Encumbrances

Wholly Owned Unencumbered	281	76,487	$11,112,317,728	$(2,477,548,347)	$8,634,769,381	$—
Wholly Owned Encumbered	151	42,309	5,903,435,223	(1,272,390,073)	4,631,045,150	2,441,648,706
Portfolio/Entity Encumbrances (1)	—	—	—	—	—	1,404,327,000

Wholly Owned Properties	432	118,796	17,015,752,951	(3,749,938,420)	13,265,814,531	3,845,975,706

Partially Owned Unencumbered	—	—	125,900,815	(740,000)	125,160,815	—
Partially Owned Encumbered	27	5,530	1,323,490,147	(126,885,454)	1,196,604,693	937,470,654

Partially Owned Properties	27	5,530	1,449,390,962	(127,625,454)	1,321,765,508	937,470,654

Total Unencumbered Properties	281	76,487	11,238,218,543	(2,478,288,347)	8,759,930,196	—
Total Encumbered Properties	178	47,839	7,226,925,370	(1,399,275,527)	5,827,649,843	4,783,446,360

Total Consolidated Investment in Real Estate	459	124,326	$18,465,143,913	$(3,877,563,874)	$14,587,580,039	$4,783,446,360

(1)	See attached Encumbrances Reconciliation.
EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
Encumbrances Reconciliation
December 31, 2009

	Number of
	Properties	See Properties
Portfolio/Entity Encumbrances	Encumbered by	With Note:	Amount
EQR-Bond Partnership	10	I	$88,189,000
EQR-Fanwell 2007 LP	7	J	223,138,000
EQR-Wellfan 2008 LP (R)	15	K	550,000,000
EQR-SOMBRA 2008 LP	19	L	543,000,000

Portfolio/Entity Encumbrances	51		1,404,327,000

Individual Property Encumbrances			3,379,119,360

Total Encumbrances per Financial Statements			$4,783,446,360

EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
(Amounts in thousands)
          The changes in total real estate for the years ended December 31, 2009, 2008 and 2007 are as follows:

	2009	2008	2007
Balance, beginning of year	$18,690,239	$18,333,350	$17,235,175
Acquisitions and development	512,977	995,026	2,456,495
Improvements	125,965	172,165	260,371
Dispositions and other	(864,037)	(810,302)	(1,618,691)

Balance, end of year	$18,465,144	$18,690,239	$18,333,350

          The changes in accumulated depreciation for the years ended December 31, 2009, 2008, and 2007 are as follows:

	2009	2008	2007
Balance, beginning of year	$3,561,300	$3,170,125	$3,022,480
Depreciation	600,375	602,908	616,414
Dispositions and other	(284,111)	(211,733)	(468,769)

Balance, end of year	$3,877,564	$3,561,300	$3,170,125

EQUITY RESIDENTIAL
Schedule III — Real Estate and Accumulated Depreciation
December 31, 2009

						Cost Capitalized
						Subsequent to		Gross Amount Carried
				Initial Cost to		Acquisition		at Close of
Description				Company		(Improvements, net) (E)		Period 12/31/09
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/09 (B)	Encumbrances

EQR Wholly Owned Unencumbered:
10 Chelsea	New York, NY	(F)	—	$—	$12,373,942	$—	$—	$—	$12,373,942	$12,373,942	$—	$12,373,942	$—
1210 Mass	Washington, D.C. (G)	2004	144	9,213,512	36,559,189	—	220,857	9,213,512	36,780,046	45,993,558	(6,423,703)	39,569,855	—
1401 Joyce on Pentagon Row	Arlington, VA	2004	326	9,780,000	89,680,000	—	5,931	9,780,000	89,685,931	99,465,931	(1,233,242)	98,232,689	—
1660 Peachtree	Atlanta, GA	1999	355	7,924,126	23,602,563	—	1,894,957	7,924,126	25,497,520	33,421,646	(6,182,090)	27,239,556	—
2400 M St	Washington, D.C. (G)	2006	359	30,006,593	113,763,785	—	558,625	30,006,593	114,322,410	144,329,003	(17,133,520)	127,195,483	—
420 East 80th Street	New York, NY	1961	155	39,277,000	23,026,984	—	2,113,716	39,277,000	25,140,700	64,417,700	(4,602,918)	59,814,782	—
600 Washington	New York, NY (G)	2004	135	32,852,000	43,140,551	—	134,302	32,852,000	43,274,853	76,126,853	(7,763,293)	68,363,560	—
70 Greene	Jersey City, NJ	(F)	—	28,170,659	236,492,172	—	17,660	28,170,659	236,509,832	264,680,491	(239)	264,680,252	—
71 Broadway	New York, NY (G)	1997	238	22,611,600	77,492,171	—	1,834,887	22,611,600	79,327,058	101,938,658	(15,158,734)	86,779,924	—
Abington Glen	Abington, MA	1968	90	553,105	3,697,396	—	2,248,042	553,105	5,945,438	6,498,543	(2,417,588)	4,080,955	—
Acacia Creek	Scottsdale, AZ	1988-1994	304	3,663,473	21,172,386	—	2,568,227	3,663,473	23,740,613	27,404,086	(10,266,173)	17,137,913	—
Arden Villas	Orlando, FL	1999	336	5,500,000	28,600,796	—	2,974,514	5,500,000	31,575,310	37,075,310	(6,643,466)	30,431,844	—
Agliano	Tampa, FL	(F)	—	5,000,000	—	—	—	5,000,000	—	5,000,000	—	5,000,000	—
Arrington Place Condominium Homes, LLC	Issaquah, WA	1988	2	115,341	277,636	—	137,956	115,341	415,592	530,933	—	530,933	—
Ashton, The	Corona Hills, CA	1986	492	2,594,264	33,042,398	—	5,567,898	2,594,264	38,610,296	41,204,560	(17,184,686)	24,019,874	—
Audubon Village	Tampa, FL	1990	447	3,576,000	26,121,909	—	3,392,307	3,576,000	29,514,216	33,090,216	(12,008,137)	21,082,079	—
Auvers Village	Orlando, FL	1991	480	3,808,823	29,322,243	—	5,885,011	3,808,823	35,207,254	39,016,077	(14,394,028)	24,622,049	—
Avenue Royale	Jacksonville, FL	2001	200	5,000,000	17,785,388	—	793,671	5,000,000	18,579,059	23,579,059	(3,838,016)	19,741,043	—
Avon Place	Avon, CT	1973	163	1,788,943	12,440,003	—	1,458,517	1,788,943	13,898,520	15,687,463	(4,694,409)	10,993,054	—
Ball Park Lofts	Denver, CO (G)	2003	339	5,481,556	51,658,740	—	1,923,728	5,481,556	53,582,468	59,064,024	(10,882,774)	48,181,250	—
Barrington Place	Oviedo, FL	1998	233	6,990,000	15,740,825	—	2,422,739	6,990,000	18,163,564	25,153,564	(4,675,275)	20,478,289	—
Bay Hill	Long Beach, CA	2002	160	7,600,000	27,437,239	—	681,288	7,600,000	28,118,527	35,718,527	(6,036,077)	29,682,450	—
Bayside at the Islands	Gilbert, AZ	1989	272	3,306,484	15,573,006	—	2,634,844	3,306,484	18,207,850	21,514,334	(8,304,288)	13,210,046	—
Bella Terra I	Mukilteo, WA (G)	2002	235	5,686,861	26,070,540	—	482,536	5,686,861	26,553,076	32,239,937	(6,384,335)	25,855,602	—
Bella Vista	Phoenix, AZ	1995	248	2,978,879	20,641,333	—	3,306,763	2,978,879	23,948,096	26,926,975	(10,482,003)	16,444,972	—
Bella Vista I, II, III Combined	Woodland Hills, CA	2003-2007	579	31,682,754	121,095,785	—	1,226,679	31,682,754	122,322,464	154,005,218	(19,518,553)	134,486,665	—
Belle Arts Condominium Homes, LLC	Bellevue, WA	2000	1	63,158	248,929	—	(5,541)	63,158	243,388	306,546	—	306,546	—
Bellevue Meadows	Bellevue, WA	1983	180	4,507,100	12,574,814	—	3,907,130	4,507,100	16,481,944	20,989,044	(6,521,606)	14,467,438	—
Beneva Place	Sarasota, FL	1986	192	1,344,000	9,665,447	—	1,647,177	1,344,000	11,312,624	12,656,624	(4,801,902)	7,854,722	—
Bermuda Cove	Jacksonville, FL	1989	350	1,503,000	19,561,896	—	4,272,602	1,503,000	23,834,498	25,337,498	(10,254,068)	15,083,430	—
Bishop Park	Winter Park, FL	1991	324	2,592,000	17,990,436	—	3,308,263	2,592,000	21,298,699	23,890,699	(9,523,006)	14,367,693	—
Bradford Apartments	Newington, CT	1964	64	401,091	2,681,210	—	530,656	401,091	3,211,866	3,612,957	(1,158,262)	2,454,695	—
Briar Knoll Apts	Vernon, CT	1986	150	928,972	6,209,988	—	1,191,279	928,972	7,401,267	8,330,239	(2,695,671)	5,634,568	—
Bridford Lakes II	Greensboro, NC	(F)	—	1,100,564	792,509	—	—	1,100,564	792,509	1,893,073	—	1,893,073	—
Bridgewater at Wells Crossing	Orange Park, FL	1986	288	2,160,000	13,347,549	—	1,873,730	2,160,000	15,221,279	17,381,279	(5,912,232)	11,469,047	—
Brookside II (MD)	Frederick, MD	1979	204	2,450,800	6,913,202	—	2,447,010	2,450,800	9,360,212	11,811,012	(4,509,419)	7,301,593	—
Camellero	Scottsdale, AZ	1979	348	1,924,900	17,324,593	—	5,273,017	1,924,900	22,597,610	24,522,510	(13,069,472)	11,453,038	—
Carlyle Mill	Alexandria, VA	2002	317	10,000,000	51,367,913	—	3,451,440	10,000,000	54,819,353	64,819,353	(13,315,143)	51,504,210	—
Center Pointe	Beaverton, OR	1996	264	3,421,535	15,708,853	—	2,492,166	3,421,535	18,201,019	21,622,554	(6,246,724)	15,375,830	—
Centre Club	Ontario, CA	1994	312	5,616,000	23,485,891	—	2,383,588	5,616,000	25,869,479	31,485,479	(8,827,536)	22,657,943	—
Centre Club II	Ontario, CA	2002	100	1,820,000	9,528,898	—	477,327	1,820,000	10,006,225	11,826,225	(2,805,581)	9,020,644	—
Chandler Court	Chandler, AZ	1987	316	1,353,100	12,175,173	—	4,100,225	1,353,100	16,275,398	17,628,498	(8,644,695)	8,983,803	—
Chatelaine Park	Duluth, GA	1995	303	1,818,000	24,489,671	—	1,699,278	1,818,000	26,188,949	28,006,949	(10,446,917)	17,560,032	—
Chesapeake Glen Apts (fka Greentree I, II & III)	Glen Burnie, MD	1973	796	8,993,411	27,301,052	—	20,079,780	8,993,411	47,380,832	56,374,243	(19,508,708)	36,865,535	—
Chestnut Hills	Puyallup, WA	1991	157	756,300	6,806,635	—	1,262,115	756,300	8,068,750	8,825,050	(3,911,078)	4,913,972	—
Chickasaw Crossing	Orlando, FL	1986	292	2,044,000	12,366,832	—	1,599,289	2,044,000	13,966,121	16,010,121	(5,954,605)	10,055,516	—
Chinatown Gateway	Los Angeles, CA	(F)	—	14,791,831	10,623,522	—	—	14,791,831	10,623,522	25,415,353	—	25,415,353	—
Citrus Falls	Tampa, FL	2003	273	8,190,000	28,894,280	—	301,445	8,190,000	29,195,725	37,385,725	(4,341,859)	33,043,866	—
City View (GA)	Atlanta, GA (G)	2003	202	6,440,800	19,993,460	—	1,055,835	6,440,800	21,049,295	27,490,095	(4,334,939)	23,155,156	—
Clarys Crossing	Columbia, MD	1984	198	891,000	15,489,721	—	1,883,522	891,000	17,373,243	18,264,243	(7,362,993)	10,901,250	—
Cleo, The	Los Angeles, CA	1989	92	6,615,467	14,829,335	—	3,628,567	6,615,467	18,457,902	25,073,369	(2,371,221)	22,702,148	—
Club at the Green	Beaverton, OR	1991	254	2,030,950	12,616,747	—	2,247,596	2,030,950	14,864,343	16,895,293	(7,238,462)	9,656,831	—
Club at Tanasbourne	Hillsboro, OR	1990	352	3,521,300	16,257,934	—	2,926,855	3,521,300	19,184,789	22,706,089	(9,167,126)	13,538,963	—
Coconut Palm Club	Coconut Creek, GA	1992	300	3,001,700	17,678,928	—	2,358,855	3,001,700	20,037,783	23,039,483	(8,501,236)	14,538,247	—
Cortona at Dana Park	Mesa, AZ	1986	222	2,028,939	12,466,128	—	2,177,104	2,028,939	14,643,232	16,672,171	(6,687,671)	9,984,500	—
Country Gables	Beaverton, OR	1991	288	1,580,500	14,215,444	—	3,310,770	1,580,500	17,526,214	19,106,714	(8,770,854)	10,335,860	—
Cove at Boynton Beach I	Boynton Beach, FL	1996	252	12,600,000	31,469,651	—	1,963,116	12,600,000	33,432,767	46,032,767	(7,568,562)	38,464,205	—
Cove at Boynton Beach II	Boynton Beach, FL	1998	296	14,800,000	37,874,719	—	—	14,800,000	37,874,719	52,674,719	(8,265,424)	44,409,295	—
Cove at Fishers Landing	Vancouver, WA	1993	253	2,277,000	15,656,887	—	1,046,913	2,277,000	16,703,800	18,980,800	(5,093,467)	13,887,333	—
Creekside Village	Mountlake Terrace, WA	1987	512	2,807,600	25,270,594	—	4,346,358	2,807,600	29,616,952	32,424,552	(16,225,928)	16,198,624	—
Crosswinds	St. Petersburg, FL	1986	208	1,561,200	5,756,822	—	1,975,140	1,561,200	7,731,962	9,293,162	(3,908,038)	5,385,124	—
Crown Court	Scottsdale, AZ	1987	416	3,156,600	28,414,599	—	6,606,348	3,156,600	35,020,947	38,177,547	(15,991,526)	22,186,021	—
Crowntree Lakes	Orlando, FL	2008	352	12,009,630	44,407,977	—	69,018	12,009,630	44,476,995	56,486,625	(3,012,893)	53,473,732	—
Cypress Lake at Waterford	Orlando, FL	2001	316	7,000,000	27,654,816	—	1,266,819	7,000,000	28,921,635	35,921,635	(6,802,739)	29,118,896	—
Dartmouth Woods	Lakewood, CO	1990	201	1,609,800	10,832,754	—	1,667,117	1,609,800	12,499,871	14,109,671	(5,954,496)	8,155,175	—
Dean Estates	Taunton, MA	1984	58	498,080	3,329,560	—	596,754	498,080	3,926,314	4,424,394	(1,502,150)	2,922,244	—
Deerwood (Corona)	Corona, CA	1992	316	4,742,200	20,272,892	—	3,560,107	4,742,200	23,832,999	28,575,199	(10,749,018)	17,826,181	—
Defoor Village	Atlanta, GA	1997	156	2,966,400	10,570,210	—	1,925,681	2,966,400	12,495,891	15,462,291	(5,325,571)	10,136,720	—
Desert Homes	Phoenix, AZ	1982	412	1,481,050	13,390,249	—	4,286,304	1,481,050	17,676,553	19,157,603	(9,476,519)	9,681,084	—
Eagle Canyon	Chino Hills, CA	1985	252	1,808,900	16,274,361	—	4,785,265	1,808,900	21,059,626	22,868,526	(9,574,088)	13,294,438	—
Ellipse at Government Center	Fairfax, VA	1989	404	19,433,000	56,816,266	—	1,568,670	19,433,000	58,384,936	77,817,936	(5,297,483)	72,520,453	—
Emerson Place	Boston, MA (G)	1962	444	14,855,000	57,566,636	—	14,682,314	14,855,000	72,248,950	87,103,950	(34,480,864)	52,623,086	—
Enclave at Lake Underhill	Orlando, FL	1989	312	9,359,750	29,539,650	—	1,294,961	9,359,750	30,834,611	40,194,361	(5,637,816)	34,556,545	—

						Cost Capitalized
						Subsequent to		Gross Amount Carried
				Initial Cost to		Acquisition		at Close of
Description				Company		(Improvements, net) (E)		Period 12/31/09
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/09 (B)	Encumbrances

Enclave at Waterways	Deerfield Beach, FL	1998	300	15,000,000	33,194,576	—	781,184	15,000,000	33,975,760	48,975,760	(6,419,142)	42,556,618	—
Enclave at Winston Park	Coconut Creek, FL	1995	278	5,560,000	19,939,324	—	1,897,894	5,560,000	21,837,218	27,397,218	(6,622,424)	20,774,794	—
Enclave, The	Tempe, AZ	1994	204	1,500,192	19,281,399	—	1,262,402	1,500,192	20,543,801	22,043,993	(8,743,207)	13,300,786	—
Estates at Phipps	Atlanta, GA	1996	234	9,360,000	29,705,236	—	3,470,867	9,360,000	33,176,103	42,536,103	(7,729,561)	34,806,542	—
Estates at Wellington Green	Wellington, FL	2003	400	20,000,000	64,790,850	—	1,403,085	20,000,000	66,193,935	86,193,935	(12,261,007)	73,932,928	—
Fairfield	Stamford, CT (G)	1996	263	6,510,200	39,690,120	—	4,765,044	6,510,200	44,455,164	50,965,364	(18,051,848)	32,913,516	—
Fairland Gardens	Silver Spring, MD	1981	400	6,000,000	19,972,183	—	5,715,278	6,000,000	25,687,461	31,687,461	(11,518,636)	20,168,825	—
Four Winds	Fall River, MA	1987	168	1,370,843	9,163,804	—	1,794,370	1,370,843	10,958,174	12,329,017	(3,800,504)	8,528,513	—
Fox Hill Apartments	Enfield, CT	1974	168	1,129,018	7,547,256	—	1,194,353	1,129,018	8,741,609	9,870,627	(3,077,153)	6,793,474	—
Fox Run (WA)	Federal Way, WA	1988	144	626,637	5,765,018	—	1,582,816	626,637	7,347,834	7,974,471	(4,183,905)	3,790,566	—
Fox Run II (WA)	Federal Way, WA	1988	18	80,000	1,286,139	—	53,086	80,000	1,339,225	1,419,225	(344,614)	1,074,611	—
Gables Grand Plaza	Coral Gables, FL (G)	1998	195	—	44,601,000	—	2,848,050	—	47,449,050	47,449,050	(10,729,673)	36,719,377	—
Gallery, The	Hermosa Beach,CA	1971	168	18,144,000	46,565,936	—	1,653,572	18,144,000	48,219,508	66,363,508	(7,430,603)	58,932,905	—
Gatehouse at Pine Lake	Pembroke Pines, FL	1990	296	1,896,600	17,070,795	—	3,051,027	1,896,600	20,121,822	22,018,422	(9,575,033)	12,443,389	—
Gatehouse on the Green	Plantation, FL	1990	312	2,228,200	20,056,270	—	5,634,556	2,228,200	25,690,826	27,919,026	(11,367,821)	16,551,205	—
Gates of Redmond	Redmond, WA	1979	180	2,306,100	12,064,015	—	4,544,531	2,306,100	16,608,546	18,914,646	(6,658,911)	12,255,735	—
Gatewood	Pleasanton, CA	1985	200	6,796,511	20,249,392	—	3,006,599	6,796,511	23,255,991	30,052,502	(5,921,073)	24,131,429	—
Glen Grove	Wellesley, MA	1979	125	1,344,601	8,988,383	—	1,053,731	1,344,601	10,042,114	11,386,715	(3,460,902)	7,925,813	—
Governors Green	Bowie, MD	1999	478	19,845,000	73,335,916	—	318,081	19,845,000	73,653,997	93,498,997	(7,109,168)	86,389,829	—
Greenfield Village	Rocky Hill , CT	1965	151	911,534	6,093,418	—	596,950	911,534	6,690,368	7,601,902	(2,402,735)	5,199,167	—
Hamilton Villas	Beverly Hills, CA	1990	35	7,772,000	16,864,269	—	977,701	7,772,000	17,841,970	25,613,970	(1,311,689)	24,302,281	—
Hammocks Place	Miami, FL	1986	296	319,180	12,513,467	—	2,935,606	319,180	15,449,073	15,768,253	(8,983,699)	6,784,554	—
Hamptons	Puyallup, WA	1991	230	1,119,200	10,075,844	—	1,638,725	1,119,200	11,714,569	12,833,769	(5,534,580)	7,299,189	—
Heritage Ridge	Lynwood, WA	1999	197	6,895,000	18,983,597	—	366,008	6,895,000	19,349,605	26,244,605	(4,056,716)	22,187,889	—
Heritage, The	Phoenix, AZ	1995	204	1,209,705	13,136,903	—	1,281,489	1,209,705	14,418,392	15,628,097	(6,251,691)	9,376,406	—
Heron Pointe	Boynton Beach, FL	1989	192	1,546,700	7,774,676	—	1,771,988	1,546,700	9,546,664	11,093,364	(4,639,319)	6,454,045	—
Hidden Oaks	Cary, NC	1988	216	1,178,600	10,614,135	—	2,476,030	1,178,600	13,090,165	14,268,765	(6,307,228)	7,961,537	—
High Meadow	Ellington, CT	1975	100	583,679	3,901,774	—	696,440	583,679	4,598,214	5,181,893	(1,587,808)	3,594,085	—
Highland Glen	Westwood, MA	1979	180	2,229,095	16,828,153	—	2,005,767	2,229,095	18,833,920	21,063,015	(6,234,341)	14,828,674	—
Highland Glen II	Westwood, MA	2007	102	—	19,875,857	—	44,875	—	19,920,732	19,920,732	(1,992,465)	17,928,267	—
Highlands, The	Scottsdale, AZ	1990	272	11,823,840	31,990,970	—	2,708,673	11,823,840	34,699,643	46,523,483	(6,040,555)	40,482,928	—
Hudson Crossing	New York, NY (G)	2003	259	23,420,000	70,086,976	—	697,517	23,420,000	70,784,493	94,204,493	(13,757,398)	80,447,095	—
Hudson Pointe	Jersey City, NJ	2003	182	5,148,500	41,145,919	—	549,664	5,148,500	41,695,583	46,844,083	(8,757,283)	38,086,800	—
Hunt Club II	Charlotte, NC	(F)	—	100,000	—	—	—	100,000	—	100,000	—	100,000	—
Huntington Park	Everett, WA	1991	381	1,597,500	14,367,864	—	3,365,663	1,597,500	17,733,527	19,331,027	(10,099,086)	9,231,941	—
Indian Bend	Scottsdale, AZ	1973	278	1,075,700	9,800,330	—	2,932,003	1,075,700	12,732,333	13,808,033	(7,600,280)	6,207,753	—
Iron Horse Park	Pleasant Hill, CA	1973	252	15,000,000	24,335,549	—	7,666,475	15,000,000	32,002,024	47,002,024	(6,129,079)	40,872,945	—
Isle at Arrowhead Ranch	Glendale, AZ	1996	256	1,650,237	19,593,123	—	1,489,397	1,650,237	21,082,520	22,732,757	(9,056,274)	13,676,483	—
Kempton Downs	Gresham, OR	1990	278	1,217,349	10,943,372	—	2,591,825	1,217,349	13,535,197	14,752,546	(7,484,322)	7,268,224	—
Kenwood Mews	Burbank, CA	1991	141	14,100,000	24,662,883	—	1,083,935	14,100,000	25,746,818	39,846,818	(4,004,773)	35,842,045	—
Key Isle at Windermere	Ocoee, FL	2000	282	8,460,000	31,761,470	—	1,065,103	8,460,000	32,826,573	41,286,573	(5,594,683)	35,691,890	—
Key Isle at Windermere II	Ocoee, FL	2008	165	3,306,286	24,519,643	—	21,532	3,306,286	24,541,175	27,847,461	(1,128,376)	26,719,085	—
Kings Colony (FL)	Miami, FL	1986	480	19,200,000	48,379,586	—	2,166,770	19,200,000	50,546,356	69,746,356	(9,764,478)	59,981,878	—
La Mirage	San Diego, CA	1988/1992	1,070	28,895,200	95,567,943	—	11,944,873	28,895,200	107,512,816	136,408,016	(47,505,193)	88,902,823	—
La Mirage IV	San Diego, CA	2001	340	6,000,000	47,449,353	—	2,281,163	6,000,000	49,730,516	55,730,516	(14,335,799)	41,394,717	—
Laguna Clara	Santa Clara, CA	1972	264	13,642,420	29,707,475	—	2,734,032	13,642,420	32,441,507	46,083,927	(7,744,190)	38,339,737	—
Lake Buena Vista Combined	Orlando, FL	2000/2002	672	23,520,000	75,068,206	—	3,308,158	23,520,000	78,376,364	101,896,364	(14,053,589)	87,842,775	—
Landings at Pembroke Lakes	Pembroke Pines, FL	1989	358	17,900,000	24,460,989	—	4,685,147	17,900,000	29,146,136	47,046,136	(5,719,019)	41,327,117	—
Landings at Port Imperial	W. New York, NJ	1999	276	27,246,045	37,741,050	—	6,181,520	27,246,045	43,922,570	71,168,615	(13,437,378)	57,731,237	—
Las Colinas at Black Canyon	Phoenix, AZ	2008	304	9,000,000	35,917,811	—	44,291	9,000,000	35,962,102	44,962,102	(2,585,056)	42,377,046	—
Laurel Ridge II	Chapel Hill, NC	(F)	—	22,551	—	—	—	22,551	—	22,551	—	22,551	—
Legacy Park Central	Concord, CA	2003	259	6,469,230	46,745,854	—	251,005	6,469,230	46,996,859	53,466,089	(9,193,887)	44,272,202	—
Legends at Preston	Morrisville, NC	2000	382	3,055,906	27,150,092	—	1,175,737	3,055,906	28,325,829	31,381,735	(9,518,337)	21,863,398	—
Lexington Farm	Alpharetta, GA	1995	352	3,521,900	22,888,305	—	2,317,314	3,521,900	25,205,619	28,727,519	(10,196,908)	18,530,611	—
Lexington Park	Orlando, FL	1988	252	2,016,000	12,346,726	—	2,324,817	2,016,000	14,671,543	16,687,543	(6,466,654)	10,220,889	—
Little Cottonwoods	Tempe, AZ	1984	379	3,050,133	26,991,689	—	3,226,961	3,050,133	30,218,650	33,268,783	(13,335,382)	19,933,401	—
Longfellow Place	Boston, MA (G)	1975	710	53,164,160	183,940,619	—	39,573,010	53,164,160	223,513,629	276,677,789	(87,210,195)	189,467,594	—
Longwood	Decatur, GA	1992	268	1,454,048	13,087,393	—	1,879,528	1,454,048	14,966,921	16,420,969	(8,242,200)	8,178,769	—
Mariners Wharf	Orange Park, FL	1989	272	1,861,200	16,744,951	—	3,076,406	1,861,200	19,821,357	21,682,557	(8,833,950)	12,848,607	—
Marquessa	Corona Hills, CA	1992	336	6,888,500	21,604,584	—	2,594,899	6,888,500	24,199,483	31,087,983	(10,949,316)	20,138,667	—
Martha Lake	Lynnwood, WA	1991	155	821,200	7,405,070	—	1,849,271	821,200	9,254,341	10,075,541	(4,575,580)	5,499,961	—
Merritt at Satellite Place	Duluth, GA	1999	424	3,400,000	30,115,674	—	2,356,486	3,400,000	32,472,160	35,872,160	(11,768,290)	24,103,870	—
Martine, The	Bellevue, WA	1984	67	3,200,000	9,616,264	—	2,566,663	3,200,000	12,182,927	15,382,927	(1,206,954)	14,175,973	—
Miramar Lakes	Miramar, FL	2003	344	17,200,000	51,487,235	—	1,102,487	17,200,000	52,589,722	69,789,722	(8,773,404)	61,016,318	—
Mira Flores	Palm Beach Gardens, FL	1996	352	7,039,313	22,515,299	—	1,983,657	7,039,313	24,498,956	31,538,269	(7,479,514)	24,058,755	—
Mission Bay	Orlando, FL	1991	304	2,432,000	21,623,560	—	2,399,486	2,432,000	24,023,046	26,455,046	(9,868,906)	16,586,140	—
Mission Verde, LLC	San Jose, CA	1986	108	5,190,700	9,679,109	—	3,096,413	5,190,700	12,775,522	17,966,222	(4,872,692)	13,093,530	—
Morningside	Scottsdale, AZ	1989	160	670,470	12,607,976	—	1,505,060	670,470	14,113,036	14,783,506	(6,186,636)	8,596,870	—
Mosaic at Largo Station	Hyattsville, MD	2008	240	4,120,800	41,454,841	—	10,342	4,120,800	41,465,183	45,585,983	(158,486)	45,427,497	—
Mozaic at Union Station	Los Angeles, CA	2007	272	8,500,000	53,033,269	—	331,846	8,500,000	53,365,115	61,865,115	(6,727,845)	55,137,270	—
Nehoiden Glen	Needham, MA	1978	61	634,538	4,241,755	—	774,820	634,538	5,016,575	5,651,113	(1,782,807)	3,868,306	—
New River Cove	Davie, FL	1999	316	15,800,000	46,142,895	—	957,689	15,800,000	47,100,584	62,900,584	(7,998,770)	54,901,814	—
Northglen	Valencia, CA	1988	234	9,360,000	20,778,553	—	1,602,779	9,360,000	22,381,332	31,741,332	(7,395,933)	24,345,399	—
Northampton 1	Largo, MD	1977	344	1,843,200	17,528,381	—	5,444,653	1,843,200	22,973,034	24,816,234	(13,289,953)	11,526,281	—
Northampton 2	Largo, MD	1988	276	1,513,500	14,246,990	—	3,369,035	1,513,500	17,616,025	19,129,525	(9,812,176)	9,317,349	—

						Cost Capitalized
						Subsequent to		Gross Amount Carried
				Initial Cost to		Acquisition		at Close of
Description				Company		(Improvements, net) (E)		Period 12/31/09
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/09 (B)	Encumbrances

Northlake (MD)	Germantown, MD	1985	304	15,000,000	23,142,302	—	9,697,260	15,000,000	32,839,562	47,839,562	(7,891,239)	39,948,323	—
Northridge	Pleasant Hill, CA	1974	221	5,527,800	14,691,705	—	7,715,193	5,527,800	22,406,898	27,934,698	(8,425,802)	19,508,896	—
Northwoods Village	Cary, NC	1986	228	1,369,700	11,460,337	—	2,610,237	1,369,700	14,070,574	15,440,274	(6,752,161)	8,688,113	—
Oaks at Falls Church	Falls Church, VA	1966	176	20,240,000	20,152,616	—	3,394,318	20,240,000	23,546,934	43,786,934	(4,408,080)	39,378,854	—
Ocean Crest	Solana Beach, CA	1986	146	5,111,200	11,910,438	—	1,947,033	5,111,200	13,857,471	18,968,671	(5,897,647)	13,071,024	—
Ocean Walk	Key West, FL	1990	297	2,838,749	25,545,009	—	3,098,120	2,838,749	28,643,129	31,481,878	(12,439,731)	19,042,147	—
Olympus Towers	Seattle, WA (G)	2000	328	14,752,034	73,335,425	—	1,849,065	14,752,034	75,184,490	89,936,524	(16,755,783)	73,180,741	—
Orchard Ridge	Lynnwood, WA	1988	104	480,600	4,372,033	—	1,004,299	480,600	5,376,332	5,856,932	(3,079,942)	2,776,990	—
Overlook Manor	Frederick, MD	1980/1985	108	1,299,100	3,930,931	—	1,966,419	1,299,100	5,897,350	7,196,450	(2,971,040)	4,225,410	—
Overlook Manor II	Frederick, MD	1980/1985	182	2,186,300	6,262,597	—	1,068,523	2,186,300	7,331,120	9,517,420	(3,190,682)	6,326,738	—
Paces Station	Atlanta, GA	1984-1989	610	4,801,500	32,548,053	—	7,451,186	4,801,500	39,999,239	44,800,739	(19,151,572)	25,649,167	—
Palm Trace Landings	Davie, FL	1995	768	38,400,000	105,693,432	—	2,255,576	38,400,000	107,949,008	146,349,008	(18,165,757)	128,183,251	—
Panther Ridge	Federal Way, WA	1980	260	1,055,800	9,506,117	—	1,749,644	1,055,800	11,255,761	12,311,561	(5,441,588)	6,869,973	—
Parc 77	New York, NY (G)	1903	137	40,504,000	18,025,679	—	3,834,198	40,504,000	21,859,877	62,363,877	(3,483,681)	58,880,196	—
Parc Cameron	New York, NY (G)	1927	166	37,600,000	9,855,597	—	4,598,285	37,600,000	14,453,882	52,053,882	(2,690,596)	49,363,286	—
Parc Coliseum	New York, NY (G)	1910	177	52,654,000	23,045,751	—	6,544,183	52,654,000	29,589,934	82,243,934	(4,544,383)	77,699,551	—
Park at Turtle Run, The	Coral Springs, FL	2001	257	15,420,000	36,064,629	—	845,589	15,420,000	36,910,218	52,330,218	(7,548,286)	44,781,932	—
Park West (CA)	Los Angeles, CA	1987/1990	444	3,033,500	27,302,383	—	5,240,630	3,033,500	32,543,013	35,576,513	(16,609,126)	18,967,387	—
Parkside	Union City, CA	1979	208	6,246,700	11,827,453	—	3,117,566	6,246,700	14,945,019	21,191,719	(7,161,870)	14,029,849	—
Parkview Terrace	Redlands, CA	1986	558	4,969,200	35,653,777	—	11,145,688	4,969,200	46,799,465	51,768,665	(20,005,489)	31,763,176	—
Phillips Park	Wellesley, MA	1988	49	816,922	5,460,955	—	922,418	816,922	6,383,373	7,200,295	(2,187,540)	5,012,755	—
Pine Harbour	Orlando, FL	1991	366	1,664,300	14,970,915	—	3,397,750	1,664,300	18,368,665	20,032,965	(10,499,000)	9,533,965	—
Playa Pacifica	Hermosa Beach,CA	1972	285	35,100,000	33,473,822	—	7,033,511	35,100,000	40,507,333	75,607,333	(8,295,185)	67,312,148	—
Pointe at South Mountain	Phoenix, AZ	1988	364	2,228,800	20,059,311	—	3,062,291	2,228,800	23,121,602	25,350,402	(10,925,588)	14,424,814	—
Polos East	Orlando, FL	1991	308	1,386,000	19,058,620	—	1,985,856	1,386,000	21,044,476	22,430,476	(8,749,587)	13,680,889	—
Port Royale	Ft. Lauderdale, FL (G)	1988	252	1,754,200	15,789,873	—	7,046,148	1,754,200	22,836,021	24,590,221	(11,433,671)	13,156,550	—
Port Royale II	Ft. Lauderdale, FL (G)	1988	161	1,022,200	9,203,166	—	4,361,815	1,022,200	13,564,981	14,587,181	(6,425,531)	8,161,650	—
Port Royale III	Ft. Lauderdale, FL (G)	1988	324	7,454,900	14,725,802	—	8,250,546	7,454,900	22,976,348	30,431,248	(10,185,647)	20,245,601	—
Port Royale IV	Ft. Lauderdale, FL	(F)	—	—	142,528	—	—	—	142,528	142,528	—	142,528	—
Portofino	Chino Hills, CA	1989	176	3,572,400	14,660,994	—	1,641,168	3,572,400	16,302,162	19,874,562	(7,223,146)	12,651,416	—
Portofino (Val)	Valencia, CA	1989	216	8,640,000	21,487,126	—	2,208,725	8,640,000	23,695,851	32,335,851	(7,807,751)	24,528,100	—
Portside Towers	Jersey City, NJ (G)	1992-1997	527	22,487,006	96,842,913	—	11,875,240	22,487,006	108,718,153	131,205,159	(42,913,617)	88,291,542	—
Preserve at Deer Creek	Deerfield Beach, FL	1997	540	13,500,000	60,011,208	—	2,557,136	13,500,000	62,568,344	76,068,344	(14,375,360)	61,692,984	—
Prime, The	Arlington, VA	2002	256	32,000,000	64,436,539	—	522,323	32,000,000	64,958,862	96,958,862	(9,409,731)	87,549,131	—
Promenade (FL)	St. Petersburg, FL	1994	334	2,124,193	25,804,037	—	3,774,704	2,124,193	29,578,741	31,702,934	(12,495,571)	19,207,363	—
Promenade at Aventura	Aventura, FL	1995	296	13,320,000	30,353,748	—	3,374,189	13,320,000	33,727,937	47,047,937	(10,875,031)	36,172,906	—
Promenade at Town Center I	Valencia, CA	2001	294	14,700,000	35,390,279	—	2,555,285	14,700,000	37,945,564	52,645,564	(8,819,478)	43,826,086	—
Promenade at Wyndham Lakes	Coral Springs, FL	1998	332	6,640,000	26,743,760	—	2,106,433	6,640,000	28,850,193	35,490,193	(9,789,644)	25,700,549	—
Promenade Terrace	Corona, CA	1990	330	2,272,800	20,546,289	—	4,316,282	2,272,800	24,862,571	27,135,371	(12,475,798)	14,659,573	—
Promontory Pointe I & II	Phoenix, AZ	1984/1996	424	2,355,509	30,421,840	—	3,542,728	2,355,509	33,964,568	36,320,077	(15,008,498)	21,311,579	—
Prospect Towers	Hackensack, NJ	1995	157	3,926,600	27,966,416	—	2,794,496	3,926,600	30,760,912	34,687,512	(13,584,344)	21,103,168	—
Prospect Towers II	Hackensack, NJ	2002	203	4,500,000	33,104,733	—	1,488,208	4,500,000	34,592,941	39,092,941	(9,533,531)	29,559,410	—
Ravens Crest	Plainsboro, NJ	1984	704	4,670,850	42,080,642	—	11,462,120	4,670,850	53,542,762	58,213,612	(29,187,236)	29,026,376	—
Redlands Lawn and Tennis	Redlands, CA	1986	496	4,822,320	26,359,328	—	4,161,437	4,822,320	30,520,765	35,343,085	(13,646,850)	21,696,235	—
Redmond Ridge	Redmond, WA	2008	321	6,975,705	46,175,001	—	45,624	6,975,705	46,220,625	53,196,330	(2,843,477)	50,352,853	—
Redmond Way	Redmond , WA	(F)	—	15,546,376	36,373,555	—	—	15,546,376	36,373,555	51,919,931	—	51,919,931	—
Regency Palms	Huntington Beach, CA	1969	310	1,857,400	16,713,254	—	3,712,651	1,857,400	20,425,905	22,283,305	(10,614,152)	11,669,153	—
Regency Park	Centreville, VA	1989	252	2,521,500	16,200,666	—	7,636,375	2,521,500	23,837,041	26,358,541	(10,358,549)	15,999,992	—
Remington Place	Phoenix, AZ	1983	412	1,492,750	13,377,478	—	4,275,847	1,492,750	17,653,325	19,146,075	(9,565,200)	9,580,875	—
Reserve at Town Center	Loudon, VA	2002	290	3,144,056	27,669,121	—	627,250	3,144,056	28,296,371	31,440,427	(6,416,926)	25,023,501	—
Reserve at Town Center II (WA)	Mill Creek, WA	2009	100	4,310,417	16,280,257	—	—	4,310,417	16,280,257	20,590,674	—	20,590,674	—
Residences at Little River	Haverhill, MA	2003	174	6,905,138	19,172,747	—	444,129	6,905,138	19,616,876	26,522,014	(4,698,067)	21,823,947	—
Retreat, The	Phoenix, AZ	1999	480	3,475,114	27,265,252	—	2,167,531	3,475,114	29,432,783	32,907,897	(11,185,912)	21,721,985	—
Ridgewood Village I&II	San Diego, CA	1997	408	11,809,500	34,004,048	—	1,624,481	11,809,500	35,628,529	47,438,029	(12,773,079)	34,664,950	—
Riverview Condominiums	Norwalk, CT	1991	92	2,300,000	7,406,730	—	1,712,052	2,300,000	9,118,782	11,418,782	(3,779,661)	7,639,121	—
Rivers Bend (CT)	Windsor, CT	1973	373	3,325,517	22,573,826	—	2,602,203	3,325,517	25,176,029	28,501,546	(8,625,745)	19,875,801	—
Rosecliff	Quincy, MA	1990	156	5,460,000	15,721,570	—	1,295,669	5,460,000	17,017,239	22,477,239	(6,067,378)	16,409,861	—
Royal Oaks (FL)	Jacksonville, FL	1991	284	1,988,000	13,645,117	—	3,269,729	1,988,000	16,914,846	18,902,846	(6,963,204)	11,939,642	—
Sabal Palm at Boot Ranch	Palm Harbor, FL	1996	432	3,888,000	28,923,692	—	3,083,909	3,888,000	32,007,601	35,895,601	(13,001,205)	22,894,396	—
Sabal Palm at Carrollwood Place	Tampa, FL	1995	432	3,888,000	26,911,542	—	2,387,547	3,888,000	29,299,089	33,187,089	(11,825,739)	21,361,350	—
Sabal Palm at Lake Buena Vista	Orlando, FL	1988	400	2,800,000	23,687,893	—	2,974,366	2,800,000	26,662,259	29,462,259	(11,110,613)	18,351,646	—
Sabal Palm at Metrowest	Orlando, FL	1998	411	4,110,000	38,394,865	—	3,337,848	4,110,000	41,732,713	45,842,713	(16,831,065)	29,011,648	—
Sabal Palm at Metrowest II	Orlando, FL	1997	456	4,560,000	33,907,283	—	2,360,731	4,560,000	36,268,014	40,828,014	(14,449,667)	26,378,347	—
Sabal Pointe	Coral Springs, FL	1995	275	1,951,600	17,570,508	—	3,777,034	1,951,600	21,347,542	23,299,142	(10,648,877)	12,650,265	—
Saddle Ridge	Ashburn, VA	1989	216	1,364,800	12,283,616	—	1,990,344	1,364,800	14,273,960	15,638,760	(7,367,887)	8,270,873	—
Sage Condominium Homes, LLC	Everett, WA	2002	123	2,500,000	12,021,256	—	376,058	2,500,000	12,397,314	14,897,314	(1,840,905)	13,056,409	—
Savannah at Park Place	Atlanta, GA	2001	416	7,696,095	34,114,542	—	2,525,953	7,696,095	36,640,495	44,336,590	(8,703,451)	35,633,139	—
Scarborough Square	Rockville, MD	1967	121	1,815,000	7,608,126	—	2,261,643	1,815,000	9,869,769	11,684,769	(4,450,136)	7,234,633	—
Sedona Ridge	Phoenix, AZ	1989	250	3,750,000	14,750,000	—	18,442	3,750,000	14,768,442	18,518,442	(544,735)	17,973,707	—
Savoy III	Aurora, CO	(F)	—	659,165	2,166,017	—	—	659,165	2,166,017	2,825,182	—	2,825,182	—
Seeley Lake	Lakewood, WA	1990	522	2,760,400	24,845,286	—	3,617,319	2,760,400	28,462,605	31,223,005	(13,264,730)	17,958,275	—
Seventh & James	Seattle, WA	1992	96	663,800	5,974,803	—	2,468,264	663,800	8,443,067	9,106,867	(4,448,122)	4,658,745	—
Shadow Creek	Winter Springs, FL	2000	280	6,000,000	21,719,768	—	1,194,699	6,000,000	22,914,467	28,914,467	(5,452,780)	23,461,687	—
Sheridan Lake Club	Dania Beach, FL	2001	240	12,000,000	23,170,580	—	778,994	12,000,000	23,949,574	35,949,574	(3,663,655)	32,285,919	—
Sheridan Ocean Club combined	Dania Beach, FL	1991	648	18,313,414	47,091,593	—	12,407,259	18,313,414	59,498,852	77,812,266	(17,823,519)	59,988,747	—

						Cost Capitalized
						Subsequent to		Gross Amount Carried
				Initial Cost to		Acquisition		at Close of
Description				Company		(Improvements, net) (E)		Period 12/31/09
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/09 (B)	Encumbrances

Siena Terrace	Lake Forest, CA	1988	356	8,900,000	24,083,024	—	2,547,877	8,900,000	26,630,901	35,530,901	(10,596,345)	24,934,556	—
Silver Springs (FL)	Jacksonville, FL	1985	432	1,831,100	16,474,735	—	5,408,626	1,831,100	21,883,361	23,714,461	(11,412,359)	12,302,102	—
Skycrest	Valencia, CA	1999	264	10,560,000	25,574,457	—	1,758,054	10,560,000	27,332,511	37,892,511	(8,945,189)	28,947,322	—
Skylark	Union City, CA	1986	174	1,781,600	16,731,916	—	1,499,502	1,781,600	18,231,418	20,013,018	(7,468,722)	12,544,296	—
Skyview	Rancho Santa Margarita, CA	1999	260	3,380,000	21,952,863	—	1,507,829	3,380,000	23,460,692	26,840,692	(8,732,779)	18,107,913	—
Sonoran	Phoenix, AZ	1995	429	2,361,922	31,841,724	—	2,524,732	2,361,922	34,366,456	36,728,378	(14,770,068)	21,958,310	—
Southwood	Palo Alto, CA	1985	100	6,936,600	14,324,069	—	1,782,759	6,936,600	16,106,828	23,043,428	(6,885,238)	16,158,190	—
Springbrook Estates	Riverside, CA	(F)	—	18,200,000	—	—	—	18,200,000	—	18,200,000	—	18,200,000	—
St. Andrews at Winston Park	Coconut Creek, FL	1997	284	5,680,000	19,812,090	—	1,942,381	5,680,000	21,754,471	27,434,471	(6,624,247)	20,810,224	—
Stoney Creek	Lakewood, WA	1990	231	1,215,200	10,938,134	—	2,121,875	1,215,200	13,060,009	14,275,209	(6,132,019)	8,143,190	—
Summerset Village II	Chatsworth, CA	(F)	—	260,646	—	—	—	260,646	—	260,646	—	260,646	—
Summerwood	Hayward, CA	1982	162	4,810,644	6,942,743	—	1,996,377	4,810,644	8,939,120	13,749,764	(3,817,956)	9,931,808	—
Summit & Birch Hill	Farmington, CT	1967	186	1,757,438	11,748,112	—	2,822,425	1,757,438	14,570,537	16,327,975	(5,015,197)	11,312,778	—
Summit at Lake Union	Seattle, WA	1995 -1997	150	1,424,700	12,852,461	—	2,626,761	1,424,700	15,479,222	16,903,922	(7,048,726)	9,855,196	—
Sunforest II	Davie, FL	(F)	—	—	122,455		—	—	122,455	122,455	—	122,455	—
Surrey Downs	Bellevue, WA	1986	122	3,057,100	7,848,618	—	1,671,867	3,057,100	9,520,485	12,577,585	(3,884,938)	8,692,647	—
Sycamore Creek	Scottsdale, AZ	1984	350	3,152,000	19,083,727	—	2,905,652	3,152,000	21,989,379	25,141,379	(10,075,700)	15,065,679	—
Tanasbourne Terrace	Hillsboro, OR	1986-1989	373	1,876,700	16,891,205	—	3,652,548	1,876,700	20,543,753	22,420,453	(11,647,285)	10,773,168	—
Third Square	Cambridge, MA (G)	2008/2009	482	27,812,384	228,450,904	—	35,771	27,812,384	228,486,675	256,299,059	(7,382,758)	248,916,301	—
Timber Hollow	Chapel Hill, NC	1986	198	800,000	11,219,537	—	1,766,324	800,000	12,985,861	13,785,861	(5,485,923)	8,299,938	—
Tortuga Bay	Orlando, FL	2004	314	6,280,000	32,121,779	—	906,989	6,280,000	33,028,768	39,308,768	(6,712,448)	32,596,320	—
Toscana	Irvine, CA	1991/1993	563	39,410,000	50,806,072	—	5,964,389	39,410,000	56,770,461	96,180,461	(19,353,127)	76,827,334	—
Townes at Herndon	Herndon, VA	2002	218	10,900,000	49,216,125	—	479,074	10,900,000	49,695,199	60,595,199	(8,314,817)	52,280,382	—
Trump Place, 140 Riverside	New York, NY (G)	2003	354	103,539,100	94,082,725	—	1,147,155	103,539,100	95,229,880	198,768,980	(16,744,933)	182,024,047	—
Trump Place, 160 Riverside	New York, NY (G)	2001	455	139,933,500	190,964,745	—	2,786,715	139,933,500	193,751,460	333,684,960	(32,180,526)	301,504,434	—
Trump Place, 180 Riverside	New York, NY (G)	1998	516	144,968,250	138,346,681	—	3,748,129	144,968,250	142,094,810	287,063,060	(25,082,865)	261,980,195	—
Uwajimaya Village	Seattle, WA	2002	176	8,800,000	22,188,288	—	92,029	8,800,000	22,280,317	31,080,317	(4,706,104)	26,374,213	—
Valencia Plantation	Orlando, FL	1990	194	873,000	12,819,377	—	1,921,044	873,000	14,740,421	15,613,421	(5,774,560)	9,838,861	—
Victor on Venice	Los Angeles, CA (G)	2006	115	10,350,000	35,431,742	—	88,033	10,350,000	35,519,775	45,869,775	(4,843,395)	41,026,380	—
View Pointe	Riverside, CA	1998	208	10,400,000	26,315,150	—	1,200,000	10,400,000	27,515,150	37,915,150	(5,030,516)	32,884,634	—
Villa Encanto	Phoenix, AZ	1983	385	2,884,447	22,197,363	—	3,276,624	2,884,447	25,473,987	28,358,434	(11,669,028)	16,689,406	—
Villa Solana	Laguna Hills, CA	1984	272	1,665,100	14,985,678	—	4,647,822	1,665,100	19,633,500	21,298,600	(11,446,894)	9,851,706	—
Village at Bear Creek	Lakewood, CO	1987	472	4,519,700	40,676,390	—	3,446,379	4,519,700	44,122,769	48,642,469	(19,617,360)	29,025,109	—
Virgil Square	Los Angeles, CA	1979	142	5,500,000	15,216,613	—	1,194,964	5,500,000	16,411,577	21,911,577	(3,276,237)	18,635,340	—
Vista Del Lago	Mission Viejo, CA	1986-1988	608	4,525,800	40,736,293	—	9,202,410	4,525,800	49,938,703	54,464,503	(28,141,470)	26,323,033	—
Vista Grove	Mesa, AZ	1997/1998	224	1,341,796	12,157,045	—	1,158,364	1,341,796	13,315,409	14,657,205	(5,725,705)	8,931,500	—
Waterford at Deerwood	Jacksonville, FL	1985	248	1,496,913	10,659,702	—	3,166,991	1,496,913	13,826,693	15,323,606	(6,052,132)	9,271,474	—
Waterford at Orange Park	Orange Park, FL	1986	280	1,960,000	12,098,784	—	2,721,636	1,960,000	14,820,420	16,780,420	(6,819,468)	9,960,952	—
Waterford Place (CO)	Thornton, CO	1998	336	5,040,000	29,733,022	—	1,152,921	5,040,000	30,885,943	35,925,943	(7,873,544)	28,052,399	—
Waterside	Reston, VA	1984	276	20,700,000	27,474,388	—	7,037,810	20,700,000	34,512,198	55,212,198	(7,063,776)	48,148,422	—
Webster Green	Needham, MA	1985	77	1,418,893	9,485,006	—	851,893	1,418,893	10,336,899	11,755,792	(3,455,161)	8,300,631	—
Welleby Lake Club	Sunrise, FL	1991	304	3,648,000	17,620,879	—	2,896,482	3,648,000	20,517,361	24,165,361	(8,470,303)	15,695,058	—
West End Apartments (fka Emerson Place/CRP II)	Boston, MA (G)	2008	310	469,546	163,121,700	—	300,299	469,546	163,421,999	163,891,545	(9,456,706)	154,434,839	—
Westerly at Worldgate	Herndon, VA	1995	320	14,568,000	43,620,057	—	859,340	14,568,000	44,479,397	59,047,397	(4,062,187)	54,985,210	—
Westfield Village	Centerville, VA	1988	228	7,000,000	23,245,834	—	4,437,615	7,000,000	27,683,449	34,683,449	(7,013,888)	27,669,561	—
Westridge	Tacoma, WA	1987 -1991	714	3,501,900	31,506,082	—	6,129,283	3,501,900	37,635,365	41,137,265	(17,640,937)	23,496,328	—
Westside Villas I	Los Angeles, CA	1999	21	1,785,000	3,233,254	—	248,083	1,785,000	3,481,337	5,266,337	(1,205,850)	4,060,487	—
Westside Villas II	Los Angeles, CA	1999	23	1,955,000	3,541,435	—	121,761	1,955,000	3,663,196	5,618,196	(1,172,721)	4,445,475	—
Westside Villas III	Los Angeles, CA	1999	36	3,060,000	5,538,871	—	175,353	3,060,000	5,714,224	8,774,224	(1,839,758)	6,934,466	—
Westside Villas IV	Los Angeles, CA	1999	36	3,060,000	5,539,389	—	183,800	3,060,000	5,723,189	8,783,189	(1,829,435)	6,953,754	—
Westside Villas V	Los Angeles, CA	1999	60	5,100,000	9,224,485	—	321,252	5,100,000	9,545,737	14,645,737	(3,065,130)	11,580,607	—
Westside Villas VI	Los Angeles, CA	1989	18	1,530,000	3,023,523	—	217,852	1,530,000	3,241,375	4,771,375	(1,059,794)	3,711,581	—
Westside Villas VII	Los Angeles, CA	2001	53	4,505,000	10,758,900	—	319,584	4,505,000	11,078,484	15,583,484	(2,980,705)	12,602,779	—
Whispering Oaks	Walnut Creek, CA	1974	316	2,170,800	19,539,586	—	4,514,721	2,170,800	24,054,307	26,225,107	(11,707,288)	14,517,819	—
Wimberly at Deerwood	Jacksonville, FL	2000	322	8,000,000	30,057,214	—	1,290,981	8,000,000	31,348,195	39,348,195	(5,763,793)	33,584,402	—
Winchester Park	Riverside, RI	1972	416	2,822,618	18,868,626	—	4,975,882	2,822,618	23,844,508	26,667,126	(9,209,494)	17,457,632	—
Winchester Wood	Riverside, RI	1989	62	683,215	4,567,154	—	734,109	683,215	5,301,263	5,984,478	(1,778,201)	4,206,277	—
Windsor at Fair Lakes	Fairfax, VA	1988	250	10,000,000	28,587,109	—	4,899,725	10,000,000	33,486,834	43,486,834	(7,949,681)	35,537,153	—
Winston, The (FL)	Pembroke Pines, FL	2001/2003	464	18,561,000	49,527,569	—	1,164,016	18,561,000	50,691,585	69,252,585	(5,608,757)	63,643,828	—
Wood Creek (CA)	Pleasant Hill, CA	1987	256	9,729,900	23,009,768	—	3,159,727	9,729,900	26,169,495	35,899,395	(11,565,594)	24,333,801	—
Woodbridge	Cary, GA	1993-1995	128	737,400	6,636,870	—	1,292,934	737,400	7,929,804	8,667,204	(4,074,182)	4,593,022	—
Woodbridge (CT)	Newington, CT	1968	73	498,377	3,331,548	—	753,387	498,377	4,084,935	4,583,312	(1,441,100)	3,142,212	—
Woodbridge II	Cary, GA	1993 -1995	216	1,244,600	11,243,364	—	1,835,231	1,244,600	13,078,595	14,323,195	(6,554,435)	7,768,760	—
Woodleaf	Campbell, CA	1984	178	8,550,600	16,988,183	—	1,356,904	8,550,600	18,345,087	26,895,687	(7,467,411)	19,428,276	—
Woodside	Lorton, VA	1987	252	1,326,000	12,510,903	—	5,750,181	1,326,000	18,261,084	19,587,084	(9,793,094)	9,793,990	—
Management Business	Chicago, IL	(D)	—	—	—	—	76,743,332	—	76,743,332	76,743,332	(54,322,005)	22,421,327	—
Operating Partnership	Chicago, IL	(F)	—	—	590,461	—	—	—	590,461	590,461	—	590,461	—

EQR Wholly Owned Unencumbered			76,487	2,392,106,041	7,868,101,520	—	852,110,167	2,392,106,041	8,720,211,687	11,112,317,728	(2,477,548,347)	8,634,769,381	—

EQR Wholly Owned Encumbered:
929 House	Cambridge, MA (G)	1975	127	3,252,993	21,745,595	—	2,647,004	3,252,993	24,392,599	27,645,592	(8,100,075)	19,545,517	3,327,985
Academy Village	North Hollywood, CA	1989	248	25,000,000	23,593,194	—	5,321,205	25,000,000	28,914,399	53,914,399	(6,806,094)	47,108,305	20,000,000
Acton Courtyard	Berkeley, CA (G)	2003	71	5,550,000	15,785,509	—	27,579	5,550,000	15,813,088	21,363,088	(2,130,743)	19,232,345	9,920,000
Alborada	Fremont, CA	1999	442	24,310,000	59,214,129	—	2,086,983	24,310,000	61,301,112	85,611,112	(20,968,744)	64,642,368	(J	)
Alexander on Ponce	Atlanta, GA	2003	330	9,900,000	35,819,022	—	1,469,623	9,900,000	37,288,645	47,188,645	(6,674,733)	40,513,912	28,880,000

						Cost Capitalized
						Subsequent to		Gross Amount Carried
				Initial Cost to		Acquisition		at Close of
Description				Company		(Improvements, net) (E)		Period 12/31/09
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/09 (B)	Encumbrances

Amberton	Manassas, VA	1986	190	900,600	11,921,815	—	2,297,650	900,600	14,219,465	15,120,065	(6,787,096)	8,332,969	10,705,000
Arbor Terrace	Sunnyvale, CA	1979	174	9,057,300	18,483,642	—	2,004,829	9,057,300	20,488,471	29,545,771	(8,378,022)	21,167,749	(L	)
Arboretum (MA)	Canton, MA	1989	156	4,685,900	10,992,751	—	1,681,995	4,685,900	12,674,746	17,360,646	(5,480,095)	11,880,551	(I	)
Artech Building	Berkeley, CA (G)	2002	21	1,642,000	9,152,518	—	25,677	1,642,000	9,178,195	10,820,195	(1,082,845)	9,737,350	3,200,000
Artisan Square	Northridge, CA	2002	140	7,000,000	20,537,359	—	658,434	7,000,000	21,195,793	28,195,793	(5,485,402)	22,710,391	22,779,715
Avanti	Anaheim, CA	1987	162	12,960,000	18,495,974	—	908,613	12,960,000	19,404,587	32,364,587	(3,174,529)	29,190,058	19,850,000
Azure Creek	Phoenix, AZ	2001	160	8,778,000	17,840,790	—	645,782	8,778,000	18,486,572	27,264,572	(3,804,488)	23,460,084	9,329,362
Bachenheimer Building	Berkeley, CA (G)	2004	44	3,439,000	13,866,379	—	25,217	3,439,000	13,891,596	17,330,596	(1,733,831)	15,596,765	8,585,000
Bella Vista Apartments at Boca Del Mar	Boca Raton, FL	1985	392	11,760,000	20,190,252	—	12,000,632	11,760,000	32,190,884	43,950,884	(11,456,010)	32,494,874	26,134,010
Bellagio Apartment Homes	Scottsdale, AZ	1995	202	2,626,000	16,025,041	—	831,149	2,626,000	16,856,190	19,482,190	(3,908,319)	15,573,871	(L	)
Berkeleyan	Berkeley, CA (G)	1998	56	4,377,000	16,022,110	—	229,734	4,377,000	16,251,844	20,628,844	(2,057,935)	18,570,909	8,290,089
Bradley Park	Puyallup, WA	1999	155	3,813,000	18,313,645	—	324,387	3,813,000	18,638,032	22,451,032	(4,004,134)	18,446,898	11,473,193
Briarwood (CA)	Sunnyvale, CA	1985	192	9,991,500	22,247,278	—	1,261,336	9,991,500	23,508,614	33,500,114	(9,412,408)	24,087,706	12,800,000
Brookside (CO)	Boulder, CO	1993	144	3,600,400	10,211,159	—	901,499	3,600,400	11,112,658	14,713,058	(4,627,474)	10,085,584	(L	)
Brookside (MD)	Frederick, MD	1993	228	2,736,000	7,934,069	—	2,002,739	2,736,000	9,936,808	12,672,808	(4,365,449)	8,307,359	8,170,000
Canterbury	Germantown, MD	1986	544	2,781,300	32,942,531	—	13,494,938	2,781,300	46,437,469	49,218,769	(22,204,128)	27,014,641	31,680,000
Cape House I	Jacksonville, FL	1998	240	4,800,000	22,484,240	—	322,184	4,800,000	22,806,424	27,606,424	(3,188,882)	24,417,542	13,942,549
Cape House II	Jacksonville, FL	1998	240	4,800,000	22,229,836	—	1,478,065	4,800,000	23,707,901	28,507,901	(3,335,397)	25,172,504	13,580,843
Carmel Terrace	San Diego, CA	1988-1989	384	2,288,300	20,596,281	—	9,824,689	2,288,300	30,420,970	32,709,270	(14,800,220)	17,909,050	(K	)
Casa Capricorn	San Diego, CA	1981	192	1,262,700	11,365,093	—	3,323,279	1,262,700	14,688,372	15,951,072	(7,377,415)	8,573,657	26,668,000
Casa Ruiz	San Diego, CA	1976-1986	196	3,922,400	9,389,153	—	3,241,003	3,922,400	12,630,156	16,552,556	(6,137,987)	10,414,569	13,331,000
Cascade at Landmark	Alexandria, VA	1990	277	3,603,400	19,657,554	—	5,923,020	3,603,400	25,580,574	29,183,974	(11,584,038)	17,599,936	31,921,089
Cedar Glen	Reading, MA	1980	114	1,248,505	8,346,003	—	1,203,443	1,248,505	9,549,446	10,797,951	(3,326,979)	7,470,972	250,352
Centennial Court	Seattle, WA (G)	2001	187	3,800,000	21,280,039	—	302,377	3,800,000	21,582,416	25,382,416	(4,275,020)	21,107,396	16,113,616
Centennial Tower	Seattle, WA (G)	1991	221	5,900,000	48,800,339	—	1,715,813	5,900,000	50,516,152	56,416,152	(9,561,788)	46,854,364	25,992,480
Chelsea Square	Redmond, WA	1991	113	3,397,100	9,289,074	—	1,012,005	3,397,100	10,301,079	13,698,179	(4,144,272)	9,553,907	(L	)
Chestnut Glen	Abington, MA	1983	130	1,178,965	7,881,139	—	781,795	1,178,965	8,662,934	9,841,899	(3,026,591)	6,815,308	1,566,045
Church Corner	Cambridge, MA (G)	1987	85	5,220,000	16,744,643	—	1,006,504	5,220,000	17,751,147	22,971,147	(3,549,926)	19,421,221	12,000,000
Cierra Crest	Denver, CO	1996	480	4,803,100	34,894,898	—	4,108,061	4,803,100	39,002,959	43,806,059	(16,621,707)	27,184,352	(L	)
Colorado Pointe	Denver, CO	2006	193	5,790,000	28,815,766	—	286,326	5,790,000	29,102,092	34,892,092	(5,020,730)	29,871,362	(K	)
Conway Court	Roslindale, MA	1920	28	101,451	710,524	—	202,001	101,451	912,525	1,013,976	(348,221)	665,755	291,461
Copper Canyon	Highlands Ranch, CO	1999	222	1,442,212	16,251,114	—	1,060,302	1,442,212	17,311,416	18,753,628	(6,663,419)	12,090,209	(K	)
Country Brook	Chandler, AZ	1986-1996	396	1,505,219	29,542,535	—	3,173,494	1,505,219	32,716,029	34,221,248	(14,208,856)	20,012,392	(K	)
Country Club Lakes	Jacksonville, FL	1997	555	15,000,000	41,055,786	—	3,409,114	15,000,000	44,464,900	59,464,900	(9,259,567)	50,205,333	32,650,097
Creekside (San Mateo)	San Mateo, CA	1985	192	9,606,600	21,193,232	—	1,342,448	9,606,600	22,535,680	32,142,280	(9,138,978)	23,003,302	(L	)
Crescent at Cherry Creek	Denver, CO	1994	216	2,594,000	15,149,470	—	1,628,146	2,594,000	16,777,616	19,371,616	(7,365,717)	12,005,899	(K	)
Deerwood (SD)	San Diego, CA	1990	316	2,082,095	18,739,815	—	12,650,658	2,082,095	31,390,473	33,472,568	(16,199,425)	17,273,143	(K	)
Estates at Maitland Summit	Orlando, FL	1998	272	9,520,000	28,352,160	—	575,347	9,520,000	28,927,507	38,447,507	(5,679,623)	32,767,884	(L	)
Estates at Tanglewood	Westminster, CO	2003	504	7,560,000	51,256,538	—	1,517,575	7,560,000	52,774,113	60,334,113	(10,321,182)	50,012,931	(J	)
Fine Arts Building	Berkeley, CA (G)	2004	100	7,817,000	26,462,772	—	32,870	7,817,000	26,495,642	34,312,642	(3,411,363)	30,901,279	16,215,000
Gaia Building	Berkeley, CA (G)	2000	91	7,113,000	25,623,826	—	69,290	7,113,000	25,693,116	32,806,116	(3,288,778)	29,517,338	14,630,000
Gateway at Malden Center	Malden, MA (G)	1988	203	9,209,780	25,722,666	—	6,685,173	9,209,780	32,407,839	41,617,619	(8,946,922)	32,670,697	14,970,000
Geary Court Yard	San Francisco, CA	1990	164	1,722,400	15,471,429	—	1,808,391	1,722,400	17,279,820	19,002,220	(7,569,095)	11,433,125	19,055,297
Glen Meadow	Franklin, MA	1971	288	2,339,330	16,133,588	—	3,246,048	2,339,330	19,379,636	21,718,966	(7,183,798)	14,535,168	870,950
Gosnold Grove	East Falmouth, MA	1978	33	124,296	830,891	—	309,656	124,296	1,140,547	1,264,843	(451,196)	813,647	410,033
Grandeville at River Place	Oviedo, FL	2002	280	6,000,000	23,114,693	—	1,425,629	6,000,000	24,540,322	30,540,322	(5,961,733)	24,578,589	28,890,000
Greenhaven	Union City, CA	1983	250	7,507,000	15,210,399	—	2,796,765	7,507,000	18,007,164	25,514,164	(7,666,748)	17,847,416	10,975,000
Greenhouse — Frey Road	Kennesaw, GA	1985	489	2,467,200	22,187,443	—	4,703,192	2,467,200	26,890,635	29,357,835	(15,127,566)	14,230,269	(I	)
Greenhouse — Roswell	Roswell, GA	1985	236	1,220,000	10,974,727	—	2,702,794	1,220,000	13,677,521	14,897,521	(7,807,800)	7,089,721	(I	)
Greenwood Park	Centennial, CO	1994	291	4,365,000	38,372,440	—	945,517	4,365,000	39,317,957	43,682,957	(5,005,729)	38,677,228	(L	)
Greenwood Plaza	Centennial, CO	1996	266	3,990,000	35,846,708	—	1,400,524	3,990,000	37,247,232	41,237,232	(4,744,885)	36,492,347	(L	)
Hampshire Place	Los Angeles, CA	1989	259	10,806,000	30,335,330	—	1,658,206	10,806,000	31,993,536	42,799,536	(6,904,845)	35,894,691	16,616,685
Harbor Steps	Seattle, WA (G)	2000	730	59,900,000	158,829,432	—	4,362,716	59,900,000	163,192,148	223,092,148	(28,705,384)	194,386,764	130,391,465
Hathaway	Long Beach, CA	1987	385	2,512,500	22,611,912	—	6,186,435	2,512,500	28,798,347	31,310,847	(14,483,088)	16,827,759	46,517,800
Heights on Capitol Hill	Seattle, WA (G)	2006	104	5,425,000	21,138,028	—	44,441	5,425,000	21,182,469	26,607,469	(3,030,756)	23,576,713	19,320,000
Heritage at Stone Ridge	Burlington, MA	2005	180	10,800,000	31,808,335	—	546,652	10,800,000	32,354,987	43,154,987	(5,798,391)	37,356,596	28,427,439
Heritage Green	Sturbridge, MA	1974	130	835,313	5,583,898	—	1,098,415	835,313	6,682,313	7,517,626	(2,546,935)	4,970,691	693,516
Heronfield	Kirkland, WA	1990	202	9,245,000	27,018,110	—	1,101,752	9,245,000	28,119,862	37,364,862	(4,006,964)	33,357,898	(K	)
Highlands at Cherry Hill	Cherry Hills, NJ	2002	170	6,800,000	21,459,108	—	538,174	6,800,000	21,997,282	28,797,282	(4,069,030)	24,728,252	15,484,048
Highlands at South Plainfield	South Plainfield, NJ	2000	252	10,080,000	37,526,912	—	663,395	10,080,000	38,190,307	48,270,307	(6,490,163)	41,780,144	21,323,880
Ivory Wood	Bothell, WA	2000	144	2,732,800	13,888,282	—	482,417	2,732,800	14,370,699	17,103,499	(3,275,680)	13,827,819	8,020,000
Jaclen Towers	Beverly, MA	1976	100	437,072	2,921,735	—	1,074,452	437,072	3,996,187	4,433,259	(1,646,562)	2,786,697	1,323,710
La Terrazza at Colma Station	Colma, CA (G)	2005	153	—	41,249,346	—	410,660	—	41,660,006	41,660,006	(4,992,231)	36,667,775	25,940,000
LaSalle	Beaverton, OR (G)	1998	554	7,202,000	35,877,612	—	2,229,769	7,202,000	38,107,381	45,309,381	(10,809,605)	34,499,776	29,458,651
Legacy at Highlands Ranch	Highlands Ranch, CO	1999	422	6,330,000	37,557,013	—	1,216,526	6,330,000	38,773,539	45,103,539	(8,414,463)	36,689,076	20,745,845
Liberty Park	Brain Tree, MA	2000	202	5,977,504	26,749,111	—	1,729,777	5,977,504	28,478,888	34,456,392	(7,463,150)	26,993,242	24,980,280
Lincoln Heights	Quincy, MA	1991	336	5,928,400	33,595,262	—	10,275,301	5,928,400	43,870,563	49,798,963	(17,233,220)	32,565,743	(L	)
Longfellow Glen	Sudbury, MA	1984	120	1,094,273	7,314,994	—	2,445,056	1,094,273	9,760,050	10,854,323	(3,841,977)	7,012,346	2,516,426
Longview Place	Waltham, MA	2004	348	20,880,000	90,255,509	—	655,229	20,880,000	90,910,738	111,790,738	(15,161,254)	96,629,484	57,029,000
Market Street Village	San Diego, CA	2006	229	13,740,000	40,757,300	—	324,266	13,740,000	41,081,566	54,821,566	(5,723,977)	49,097,589	(K	)
Marks	Englewood, CO (G)	1987	616	4,928,500	44,622,314	—	6,618,651	4,928,500	51,240,965	56,169,465	(22,816,866)	33,352,599	19,195,000
Metro on First	Seattle, WA (G)	2002	102	8,540,000	12,209,981	—	211,798	8,540,000	12,421,779	20,961,779	(2,299,199)	18,662,580	16,650,000
Mill Creek	Milpitas, CA	1991	516	12,858,693	57,168,503	—	2,033,999	12,858,693	59,202,502	72,061,195	(15,011,304)	57,049,891	69,312,259
Mill Pond	Millersville, MD	1984	240	2,880,000	8,468,014	—	2,513,878	2,880,000	10,981,892	13,861,892	(4,961,115)	8,900,777	7,300,000
Millbrook Apartments Phase I	Alexandria, VA	1996	406	24,360,000	86,178,714	—	2,289,889	24,360,000	88,468,603	112,828,603	(15,524,271)	97,304,332	64,680,000

						Cost Capitalized
						Subsequent to		Gross Amount Carried
				Initial Cost to		Acquisition		at Close of
Description				Company		(Improvements, net) (E)		Period 12/31/09
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/09 (B)	Encumbrances

Missions at Sunbow	Chula Vista, CA	2003	336	28,560,000	59,287,595	—	1,047,827	28,560,000	60,335,422	88,895,422	(12,025,167)	76,870,255	55,091,000
Monte Viejo	Phoneix, AZ	2004	480	12,700,000	45,926,784	—	838,810	12,700,000	46,765,594	59,465,594	(8,623,568)	50,842,026	40,950,654
Montecito	Valencia, CA	1999	210	8,400,000	24,709,146	—	1,619,229	8,400,000	26,328,375	34,728,375	(8,540,320)	26,188,055	(K	)
Montierra	Scottsdale, AZ	1999	249	3,455,000	17,266,787	—	1,333,781	3,455,000	18,600,568	22,055,568	(7,147,233)	14,908,335	17,858,854
Montierra (CA)	San Diego, CA	1990	272	8,160,000	29,360,938	—	6,316,570	8,160,000	35,677,508	43,837,508	(12,394,537)	31,442,971	(K	)
Mosaic at Metro	Hyattsville, MD	2008	260	—	59,642,561	—	7,150	—	59,649,711	59,649,711	(1,742,735)	57,906,976	45,417,616
Mountain Park Ranch	Phoenix, AZ	1994	240	1,662,332	18,260,276	—	1,607,657	1,662,332	19,867,933	21,530,265	(8,696,270)	12,833,995	(J	)
Mountain Terrace	Stevenson Ranch, CA	1992	510	3,966,500	35,814,995	—	10,964,196	3,966,500	46,779,191	50,745,691	(19,089,347)	31,656,344	57,428,472
Noonan Glen	Winchester, MA	1983	18	151,344	1,011,700	—	390,373	151,344	1,402,073	1,553,417	(544,584)	1,008,833	186,674
North Pier at Harborside	Jersey City, NJ (J)	2003	297	4,000,159	94,348,092	—	1,135,100	4,000,159	95,483,192	99,483,351	(19,002,975)	80,480,376	76,862,000
Norton Glen	Norton, MA	1983	150	1,012,556	6,768,727	—	3,537,621	1,012,556	10,306,348	11,318,904	(4,021,072)	7,297,832	2,178,056
Oak Mill I	Germantown, MD	1984	208	10,000,000	13,155,522	—	7,164,307	10,000,000	20,319,829	30,319,829	(4,895,219)	25,424,610	12,892,091
Oak Mill II	Germantown, MD	1985	192	854,133	10,233,947	—	5,449,900	854,133	15,683,847	16,537,980	(7,553,991)	8,983,989	9,600,000
Oak Park North	Agoura Hills, CA	1990	220	1,706,900	15,362,666	—	2,256,276	1,706,900	17,618,942	19,325,842	(8,850,257)	10,475,585	(I	)
Oak Park South	Agoura Hills, CA	1989	224	1,683,800	15,154,608	—	2,391,313	1,683,800	17,545,921	19,229,721	(8,848,189)	10,381,532	(I	)
Oaks	Santa Clarita, CA	2000	520	23,400,000	61,020,438	—	2,370,068	23,400,000	63,390,506	86,790,506	(15,683,148)	71,107,358	41,984,858
Old Mill Glen	Maynard, MA	1983	50	396,756	2,652,233	—	515,357	396,756	3,167,590	3,564,346	(1,165,446)	2,398,900	967,243
Olde Redmond Place	Redmond, WA	1986	192	4,807,100	14,126,038	—	3,944,352	4,807,100	18,070,390	22,877,490	(7,686,459)	15,191,031	(L	)
Palladia	Hillsboro, OR	2000	497	6,461,000	44,888,156	—	1,092,675	6,461,000	45,980,831	52,441,831	(14,093,043)	38,348,788	40,546,418
Parc East Towers	New York, NY (G)	1977	324	102,163,000	109,013,628	—	4,959,310	102,163,000	113,972,938	216,135,938	(13,568,922)	202,567,016	17,844,797
Park Meadow	Gilbert, AZ	1986	225	835,217	15,120,769	—	2,153,205	835,217	17,273,974	18,109,191	(7,701,918)	10,407,273	(L	)
Parkfield	Denver, CO	2000	476	8,330,000	28,667,618	—	1,882,710	8,330,000	30,550,328	38,880,328	(10,062,830)	28,817,498	23,275,000
Preston Bend	Dallas, TX	1986	255	1,075,200	9,532,056	—	2,169,998	1,075,200	11,702,054	12,777,254	(5,653,580)	7,123,674	(I	)
Promenade at Peachtree	Chamblee, GA	2001	406	10,150,000	31,219,739	—	1,489,507	10,150,000	32,709,246	42,859,246	(7,525,343)	35,333,903	(K	)
Promenade at Town Center II	Valencia, CA	2001	270	13,500,000	34,405,636	—	262,201	13,500,000	34,667,837	48,167,837	(8,202,224)	39,965,613	33,436,786
Providence	Bothell, WA	2000	200	3,573,621	19,055,505	—	493,407	3,573,621	19,548,912	23,122,533	(4,675,288)	18,447,245	(J	)
Reserve at Ashley Lake	Boynton Beach, FL	1990	440	3,520,400	23,332,494	—	4,346,738	3,520,400	27,679,232	31,199,632	(12,247,964)	18,951,668	24,150,000
Reserve at Clarendon Centre, The	Arlington, VA (G)	2003	252	10,500,000	52,812,935	—	1,639,953	10,500,000	54,452,888	64,952,888	(12,314,571)	52,638,317	(K	)
Reserve at Eisenhower, The	Alexandria, VA	2002	226	6,500,000	34,585,060	—	622,182	6,500,000	35,207,242	41,707,242	(8,822,804)	32,884,438	(K	)
Reserve at Empire Lakes	Rancho Cucamonga, CA	2005	467	16,345,000	73,080,670	—	1,101,951	16,345,000	74,182,621	90,527,621	(12,802,984)	77,724,637	(J	)
Reserve at Fairfax Corners	Fairfax, VA	2001	652	15,804,057	63,129,051	—	2,286,017	15,804,057	65,415,068	81,219,125	(17,577,613)	63,641,512	84,778,876
Reserve at Moreno Valley Ranch	Moreno Valley, CA	2005	176	8,800,000	26,151,298	—	342,466	8,800,000	26,493,764	35,293,764	(4,168,933)	31,124,831	(L	)
Reserve at Potomac Yard	Alexandria, VA	2002	588	11,918,917	68,976,484	—	1,957,938	11,918,917	70,934,422	82,853,339	(15,249,588)	67,603,751	66,470,000
Reserve at Town Center (WA)	Mill Creek, WA	2001	389	10,369,400	41,172,081	—	1,198,290	10,369,400	42,370,371	52,739,771	(9,345,431)	43,394,340	29,160,000
River Pointe at Den Rock Park	Lawrence, MA	2000	174	4,615,702	18,440,147	—	1,011,209	4,615,702	19,451,356	24,067,058	(5,360,525)	18,706,533	18,100,000
Rockingham Glen	West Roxbury, MA	1974	143	1,124,217	7,515,160	—	1,310,185	1,124,217	8,825,345	9,949,562	(3,343,015)	6,606,547	1,590,161
Rolling Green (Amherst)	Amherst, MA	1970	204	1,340,702	8,962,317	—	2,991,273	1,340,702	11,953,590	13,294,292	(4,689,478)	8,604,814	2,479,599
Rolling Green (Milford)	Milford, MA	1970	304	2,012,350	13,452,150	—	3,285,373	2,012,350	16,737,523	18,749,873	(6,519,241)	12,230,632	5,129,267
San Marcos Apartments	Scottsdale, AZ	1995	320	20,000,000	31,261,609	—	949,904	20,000,000	32,211,513	52,211,513	(5,657,487)	46,554,026	32,900,000
Savannah Lakes	Boynton Beach, FL	1991	466	7,000,000	30,263,310	—	3,072,926	7,000,000	33,336,236	40,336,236	(10,225,779)	30,110,457	36,610,000
Savannah Midtown	Atlanta, GA	2000	322	7,209,873	29,433,507	—	2,402,472	7,209,873	31,835,979	39,045,852	(7,282,012)	31,763,840	17,800,000
Savoy I	Aurora, CO	2001	444	5,450,295	38,765,670	—	1,683,113	5,450,295	40,448,783	45,899,078	(9,477,058)	36,422,020	(L	)
Sheffield Court	Arlington, VA	1986	597	3,342,381	31,337,332	—	6,705,855	3,342,381	38,043,187	41,385,568	(19,936,164)	21,449,404	(L	)
Skyline Towers	Falls Church, VA (G)	1971	939	78,278,200	91,485,591	—	27,128,644	78,278,200	118,614,235	196,892,435	(24,165,942)	172,726,493	88,466,750
Sonata at Cherry Creek	Denver, CO	1999	183	5,490,000	18,130,479	—	1,034,165	5,490,000	19,164,644	24,654,644	(6,230,736)	18,423,908	19,190,000
Sonterra at Foothill Ranch	Foothill Ranch, CA	1997	300	7,503,400	24,048,507	—	1,392,704	7,503,400	25,441,211	32,944,611	(10,576,704)	22,367,907	(L	)
South Winds	Fall River, MA	1971	404	2,481,821	16,780,359	—	3,324,184	2,481,821	20,104,543	22,586,364	(7,788,993)	14,797,371	4,951,885
Springs Colony	Altamonte Springs, FL	1986	188	630,411	5,852,157	—	2,213,828	630,411	8,065,985	8,696,396	(4,784,420)	3,911,976	(I	)
Stonegate (CO)	Broomfield, CO	2003	350	8,750,000	32,998,775	—	2,500,402	8,750,000	35,499,177	44,249,177	(7,257,879)	36,991,298	(J	)
Stoneleigh at Deerfield	Alpharetta, GA	2003	370	4,810,000	29,999,596	—	774,400	4,810,000	30,773,996	35,583,996	(6,581,699)	29,002,297	16,800,000
Stoney Ridge	Dale City, VA	1985	264	8,000,000	24,147,091	—	5,177,149	8,000,000	29,324,240	37,324,240	(6,285,305)	31,038,935	15,507,124
Stonybrook	Boynton Beach, FL	2001	264	10,500,000	24,967,638	—	843,142	10,500,000	25,810,780	36,310,780	(5,213,760)	31,097,020	21,544,804
Summerhill Glen	Maynard, MA	1980	120	415,812	3,000,816	—	696,793	415,812	3,697,609	4,113,421	(1,454,744)	2,658,677	1,295,873
Summerset Village	Chatsworth, CA	1985	280	2,629,804	23,670,889	—	3,546,057	2,629,804	27,216,946	29,846,750	(12,524,477)	17,322,273	38,039,912
Sunforest	Davie, FL	1989	494	10,000,000	32,124,850	—	3,447,067	10,000,000	35,571,917	45,571,917	(9,673,114)	35,898,803	(L	)
Talleyrand	Tarrytown, NY (I)	1997-1998	300	12,000,000	49,838,160	—	3,581,752	12,000,000	53,419,912	65,419,912	(15,851,535)	49,568,377	35,000,000
Tanglewood (VA)	Manassas, VA	1987	432	2,108,295	24,619,495	—	8,145,739	2,108,295	32,765,234	34,873,529	(16,470,599)	18,402,930	25,110,000
Teresina	Chula Vista, CA	2000	440	28,600,000	61,916,670	—	1,502,160	28,600,000	63,418,830	92,018,830	(9,935,988)	82,082,842	44,728,551
Touriel Building	Berkeley, CA (G)	2004	35	2,736,000	7,810,027	—	17,968	2,736,000	7,827,995	10,563,995	(1,056,325)	9,507,670	5,050,000
Tradition at Alafaya	Oviedo, FL	2006	253	7,590,000	31,881,505	—	210,897	7,590,000	32,092,402	39,682,402	(6,103,387)	33,579,015	(K	)
Tuscany at Lindbergh	Atlanta, GA	2001	324	9,720,000	40,874,023	—	1,491,656	9,720,000	42,365,679	52,085,679	(9,111,182)	42,974,497	32,360,000
Uptown Square	Denver, CO (G)	1999/2001	696	17,492,000	100,696,541	—	1,911,642	17,492,000	102,608,183	120,100,183	(18,901,173)	101,199,010	88,550,000
Versailles	Woodland Hills, CA	1991	253	12,650,000	33,656,292	—	3,414,358	12,650,000	37,070,650	49,720,650	(9,725,946)	39,994,704	30,372,953
Via Ventura	Scottsdale, AZ	1980	328	1,351,785	13,382,006	—	7,812,073	1,351,785	21,194,079	22,545,864	(13,667,119)	8,878,745	(K	)
Village at Lakewood	Phoenix, AZ	1988	240	3,166,411	13,859,090	—	1,860,247	3,166,411	15,719,337	18,885,748	(7,145,715)	11,740,033	(L	)
Warwick Station	Westminster, CO	1986	332	2,274,121	21,113,974	—	2,823,008	2,274,121	23,936,982	26,211,103	(10,524,427)	15,686,676	8,355,000
Wellington Hill	Manchester, NH	1987	390	1,890,200	17,120,662	—	7,340,948	1,890,200	24,461,610	26,351,810	(13,771,374)	12,580,436	(I	)
Westwood Glen	Westwood, MA	1972	156	1,616,505	10,806,004	—	889,256	1,616,505	11,695,260	13,311,765	(3,872,020)	9,439,745	551,970
Whisper Creek	Denver, CO	2002	272	5,310,000	22,998,558	—	748,042	5,310,000	23,746,600	29,056,600	(5,163,036)	23,893,564	13,580,000
Wilkins Glen	Medfield, MA	1975	103	538,483	3,629,943	—	1,350,731	538,483	4,980,674	5,519,157	(1,819,875)	3,699,282	1,131,292
Windridge (CA)	Laguna Niguel, CA	1989	344	2,662,900	23,985,497	—	4,179,384	2,662,900	28,164,881	30,827,781	(15,301,859)	15,525,922	(I	)
Woodlake (WA)	Kirkland, WA	1984	288	6,631,400	16,735,484	—	2,318,719	6,631,400	19,054,203	25,685,603	(8,261,891)	17,423,712	(L	)

EQR Wholly Owned Encumbered			42,309	1,202,440,561	4,307,244,445	—	393,750,217	1,202,440,561	4,700,994,662	5,903,435,223	(1,272,390,073)	4,631,045,150	2,441,648,706

						Cost Capitalized
						Subsequent to		Gross Amount Carried
				Initial Cost to		Acquisition		at Close of
Description				Company		(Improvements, net) (E)		Period 12/31/09
		Date of			Building &		Building &		Building &		Accumulated	Investment in Real
Apartment Name	Location	Construction	Units (H)	Land	Fixtures	Land	Fixtures	Land	Fixtures (A)	Total (B)	Depreciation (C)	Estate, Net at 12/31/09 (B)	Encumbrances

EQR Partially Owned Unencumbered:
Butterfield Ranch	Chino Hills, CA	(F)	—	15,617,709	4,439,711	—	—	15,617,709	4,439,711	20,057,420	—	20,057,420	—
Hudson Crossing II	New York, NY	(F)	—	11,923,324	1,936,172	—	—	11,923,324	1,936,172	13,859,496	—	13,859,496	—
Vista Montana — Residential	San Jose, CA	(F)	—	31,468,209	9,543,448	—	—	31,468,209	9,543,448	41,011,657	—	41,011,657	—
Vista Montana — Townhomes	San Jose, CA	(F)	—	33,432,829	13,232,698	—	—	33,432,829	13,232,698	46,665,527	(740,000)	45,925,527	—
Westgate	Pasadena, CA	(F)	—	—	3,915,902	—	—	—	3,915,902	3,915,902	—	3,915,902	—
Westgate Pasadena and Green	Pasadena, CA	(F)	—	—	390,813	—	—	—	390,813	390,813	—	390,813	—

EQR Partially Owned Unencumbered			—	92,442,071	33,458,744	—	—	92,442,071	33,458,744	125,900,815	(740,000)	125,160,815	—

EQR Partially Owned Encumbered:
111 Lawrence Street	Brooklyn, NY	(F)	—	40,099,922	187,782,726	—	—	40,099,922	187,782,726	227,882,648	—	227,882,648	105,217,286
2300 Elliott	Seattle, WA	1992	92	796,800	7,173,725	—	5,082,501	796,800	12,256,226	13,053,026	(7,481,390)	5,571,636	6,833,000
Alta Pacific	Irvine, CA	2008	132	10,752,145	34,628,114	—	(542)	10,752,145	34,627,572	45,379,717	(2,193,785)	43,185,932	28,260,000
Brookside Crossing I	Stockton, CA	1981	90	625,000	4,663,298	—	1,633,109	625,000	6,296,407	6,921,407	(2,667,005)	4,254,402	4,658,000
Brookside Crossing II	Stockton, CA	1981	128	770,000	5,967,676	—	1,544,719	770,000	7,512,395	8,282,395	(2,917,911)	5,364,484	4,867,000
Canyon Creek (CA)	San Ramon, CA	1984	268	5,425,000	18,812,121	—	4,061,876	5,425,000	22,873,997	28,298,997	(7,147,795)	21,151,202	28,000,000
Canyon Ridge	San Diego, CA	1989	162	4,869,448	11,955,064	—	1,679,497	4,869,448	13,634,561	18,504,009	(5,979,422)	12,524,587	15,165,000
City Lofts	Chicago, IL	2008	278	6,882,467	61,572,955	—	24,199	6,882,467	61,597,154	68,479,621	(3,487,591)	64,992,030	52,124,564
Copper Creek	Tempe, AZ	1984	144	1,017,400	9,158,260	—	1,766,370	1,017,400	10,924,630	11,942,030	(5,139,430)	6,802,600	5,112,000
Country Oaks	Agoura Hills, CA	1985	256	6,105,000	29,561,865	—	3,024,619	6,105,000	32,586,484	38,691,484	(9,367,734)	29,323,750	29,412,000
Edgewater	Bakersfield, CA	1984	258	580,000	17,710,063	—	2,171,940	580,000	19,882,003	20,462,003	(6,090,765)	14,371,238	11,988,000
EDS Dulles	Herndon, VA	(F)	—	18,875,631	—	—	—	18,875,631	—	18,875,631	—	18,875,631	17,697,033
Fox Ridge	Englewood, CO	1984	300	2,490,000	17,522,114	—	3,061,972	2,490,000	20,584,086	23,074,086	(7,276,319)	15,797,767	20,300,000
Lakewood	Tulsa, OK	1985	152	855,000	6,480,774	—	1,295,691	855,000	7,776,465	8,631,465	(2,977,591)	5,653,874	5,600,000
Lantern Cove	Foster City, CA	1985	232	6,945,000	23,332,206	—	2,029,712	6,945,000	25,361,918	32,306,918	(7,990,305)	24,316,613	36,403,000
Mesa Del Oso	Albuquerque, NM	1983	221	4,305,000	12,160,419	—	1,225,218	4,305,000	13,385,637	17,690,637	(4,675,831)	13,014,806	9,731,457
Montclair Metro	Montclair, NJ	2009	163	2,400,887	42,675,459	—	—	2,400,887	42,675,459	45,076,346	(435,374)	44,640,972	33,434,384
Monterra in Mill Creek	Mill Creek, WA	2003	139	2,800,000	13,255,123	—	206,463	2,800,000	13,461,586	16,261,586	(2,770,579)	13,491,007	7,286,000
Preserve at Briarcliff	Atlanta, GA	1994	182	6,370,000	17,766,322	—	458,718	6,370,000	18,225,040	24,595,040	(2,871,609)	21,723,431	6,000,000
Red Road Commons	Miami, FL	2009	404	27,383,547	98,076,524	—	—	27,383,547	98,076,524	125,460,071	—	125,460,071	72,249,167
Schooner Bay I	Foster City, CA	1985	168	5,345,000	20,509,239	—	2,260,552	5,345,000	22,769,791	28,114,791	(6,788,066)	21,326,725	27,000,000
Schooner Bay II	Foster City, CA	1985	144	4,550,000	18,142,163	—	2,284,018	4,550,000	20,426,181	24,976,181	(6,101,251)	18,874,930	23,760,000
Scottsdale Meadows	Scottsdale, AZ	1984	168	1,512,000	11,423,349	—	1,539,893	1,512,000	12,963,242	14,475,242	(5,746,507)	8,728,735	9,100,000
Silver Spring	Silver Spring, MD	2009	457	18,539,817	130,749,141	—	(1,798)	18,539,817	130,747,343	149,287,160	(2,308,685)	146,978,475	113,281,546
Strayhorse at Arrowhead Ranch	Glendale, AZ	1998	136	4,400,000	12,968,002	—	130,202	4,400,000	13,098,204	17,498,204	(1,678,427)	15,819,777	8,134,797
Vintage	Ontario, CA	2005-2007	300	7,059,230	47,677,762	—	126,003	7,059,230	47,803,765	54,862,995	(6,285,713)	48,577,282	33,000,000
Waterfield Square I	Stockton, CA	1984	170	950,000	9,300,249	—	2,074,439	950,000	11,374,688	12,324,688	(4,150,255)	8,174,433	6,923,000
Waterfield Square II	Stockton, CA	1984	158	845,000	8,657,988	—	1,657,156	845,000	10,315,144	11,160,144	(3,527,864)	7,632,280	6,595,000
Westgate Pasadena Apartments	Pasadena, CA	(F)	—	22,898,848	97,699,060	—	—	22,898,848	97,699,060	120,597,908	—	120,597,908	163,160,000
Westgate Pasadena Condos	Pasadena, CA	(F)	—	29,977,725	15,275,786	—	—	29,977,725	15,275,786	45,253,511	—	45,253,511	17,178,420
Willow Brook (CA)	Pleasant Hill, CA	1985	228	5,055,000	38,388,672	—	1,626,534	5,055,000	40,015,206	45,070,206	(8,828,250)	36,241,956	29,000,000

EQR Partially Owned Encumbered			5,530	251,480,867	1,031,046,219	—	40,963,061	251,480,867	1,072,009,280	1,323,490,147	(126,885,454)	1,196,604,693	937,470,654

Portfolio/Entity Encumbrances (1)			—	—	—	—	—	—	—	—	—	—	1,404,327,000
Total Consolidated Investment in Real Estate			124,326	$3,938,469,540	$13,239,850,928	$—	$1,286,823,445	$3,938,469,540	$14,526,674,373	$18,465,143,913	$(3,877,563,874)	$14,587,580,039	$4,783,446,360

(1)	See attached Encumbrances Reconciliation
NOTES:
(A)	The balance of furniture & fixtures included in the total investment in real estate amount was $1,111,978,037 as of December 31, 2009.

(B)	The cost, net of accumulated depreciation, for Federal Income Tax purposes as of December 31, 2009 was approximately $10.4 billion.

(C)	The life to compute depreciation for building is 30 years, for building improvements ranges from 5 to 10 years, for furniture & fixtures and replacements is 5 years, and for in-place leases is the average remaining term of each respective lease.

(D)	This asset consists of various acquisition dates and largely represents furniture, fixtures and equipment, leasehold improvements and capitalized software costs owned by the Management Business, which are generally depreciated over periods ranging from 3 to 7 years.

(E)	Primarily represents capital expenditures for major maintenance and replacements incurred subsequent to each property’s acquisition date.

(F)	Represents land and/or construction-in-progress on projects either held for future development or projects currently under development.

(G)	A portion or all of these properties includes commercial space (retail, parking and/or office space).

(H)	Total properties and units exclude both the Partially Owned Properties — Unconsolidated consisting of 34 properties and 8,086 units, and the Military Housing consisting of two properties and 4,595 units.

(I)	through (L) See Encumbrances Reconciliation schedule.